NATIONWIDE

VARIABLE

ACCOUNT-9

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
34,589 shares (cost $383,982)	$403,995
Variable Insurance Funds - Equity Income VIF (BBGI)
46,000 shares (cost $377,336)	483,001
Global Allocation V.I. Fund - Class III (MLVGA3)
2,899,215 shares (cost $41,757,412)	45,169,776
VIP Small Cap Value Series: Service Class (DWVSVS)
11,782 shares (cost $446,029)	489,913
Stock Index Fund, Inc. - Initial Shares (DSIF)
8,047,841 shares (cost $227,978,509)	328,673,832
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
984,603 shares (cost $25,797,130)	43,401,283
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
1,814 shares (cost $46,426)	79,368
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
16,945 shares (cost $192,422)	194,361
VA International Equity Fund (HVIE)
7,531 shares (cost $115,162)	129,909
VA Situs Fund (HVSIT)
52,350 shares (cost $1,060,106)	1,253,778
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
23,036 shares (cost $318,596)	344,393
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
263,013 shares (cost $1,102,895)	1,401,859
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,882,970 shares (cost $13,663,461)	19,902,988
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2,630 shares (cost $70,078)	83,414
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,845,279 shares (cost $65,620,013)	96,692,613
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,849,860 shares (cost $20,966,062)	32,107,835
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,117,090 shares (cost $84,986,523)	86,631,304
Investors Growth Stock Series - Service Class (MIGSC)
13,202 shares (cost $130,500)	197,497
Mid Cap Growth Series - Service Class (MMCGSC)
143,998 shares (cost $809,978)	1,255,658
New Discovery Series - Service Class (MNDSC)
188,892 shares (cost $3,303,411)	3,970,519
Value Series - Service Class (MVFSC)
2,158,761 shares (cost $28,529,003)	41,081,230
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
635,693 shares (cost $11,126,674)	13,718,245
Core Plus Fixed Income Portfolio - Class I (MSVFI)
196,823 shares (cost $2,104,979)	2,009,559
Core Plus Fixed Income Portfolio - Class II (MSVF2)
79,261 shares (cost $799,398)	807,671
Emerging Markets Debt Portfolio - Class I (MSEM)
892,421 shares (cost $6,947,268)	7,335,702
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
3,313 shares (cost $34,261)	47,742

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

U.S. Real Estate Portfolio - Class I (MSVRE)
57,508 shares (cost $572,098)	$905,180
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
7,536,253 shares (cost $107,208,588)	146,127,946
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
137,952 shares (cost $1,966,743)	2,665,225
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2,056,040 shares (cost $35,776,271)	49,303,829
American Funds NVIT Bond Fund - Class II (GVABD2)
1,389,823 shares (cost $15,229,918)	15,593,814
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
824,367 shares (cost $17,055,408)	25,093,740
American Funds NVIT Growth Fund - Class II (GVAGR2)
574,676 shares (cost $28,246,261)	44,893,682
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
359,479 shares (cost $13,545,034)	19,580,806
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,307,731 shares (cost $22,054,016)	22,856,419
Federated NVIT High Income Bond Fund - Class III (HIBF3)
4,109,938 shares (cost $28,257,740)	28,358,572
NVIT Emerging Markets Fund - Class I (GEM)
81,942 shares (cost $909,726)	966,912
NVIT Emerging Markets Fund - Class III (GEM3)
2,097,410 shares (cost $22,420,119)	24,707,489
NVIT Emerging Markets Fund - Class VI (GEM6)
36,122 shares (cost $406,389)	423,717
NVIT International Equity Fund - Class I (GIG)
521,827 shares (cost $4,645,044)	5,609,636
NVIT International Equity Fund - Class III (GIG3)
1,803,983 shares (cost $14,709,685)	19,410,860
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
6,023 shares (cost $52,517)	64,383
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
6,622,275 shares (cost $54,119,514)	75,493,938
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
396,457 shares (cost $4,769,797)	5,978,574
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
296,663 shares (cost $2,736,552)	3,310,756
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
961,797 shares (cost $10,190,778)	11,454,996
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
554,576 shares (cost $5,627,644)	6,776,923
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
733,284 shares (cost $7,713,572)	7,963,459
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
1,918,065 shares (cost $19,964,459)	23,112,679
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
749,634 shares (cost $7,409,803)	8,898,154
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
758,867 shares (cost $7,927,078)	8,780,093
NVIT Core Bond Fund - Class I (NVCBD1)
540,834 shares (cost $6,131,072)	5,781,517
NVIT Core Bond Fund - Class II (NVCBD2)
64,807 shares (cost $701,142)	690,842
NVIT Core Plus Bond Fund - Class II (NVLCP2)
468,031 shares (cost $5,448,678)	5,209,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Nationwide Fund - Class I (TRF)
8,788,355 shares (cost $89,748,914)	$115,918,403
NVIT Nationwide Fund - Class II (TRF2)
35,662 shares (cost $278,471)	468,599
NVIT Government Bond Fund - Class I (GBF)
13,687,638 shares (cost $162,044,214)	147,826,495
NVIT Government Bond Fund - Class II (GBF2)
321,308 shares (cost $3,755,808)	3,460,487
American Century NVIT Growth Fund - Class I (CAF)
1,561,278 shares (cost $20,080,528)	31,397,296
NVIT International Index Fund - Class VIII (GVIX8)
425,672 shares (cost $3,658,376)	4,197,127
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,722,473 shares (cost $33,234,429)	46,605,366
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
424,996 shares (cost $5,624,729)	6,417,441
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
96,985 shares (cost $1,501,979)	1,694,322
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
3,580,101 shares (cost $35,870,659)	37,770,064
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
16,455,696 shares (cost $159,525,071)	212,607,596
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
8,025,595 shares (cost $89,042,577)	107,864,003
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
5,164,187 shares (cost $52,809,605)	60,885,768
NVIT Mid Cap Index Fund - Class I (MCIF)
4,349,722 shares (cost $77,137,972)	106,220,214
NVIT Money Market Fund - Class I (SAM)
181,169,702 shares (cost $181,169,710)	181,169,712
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
16,067 shares (cost $171,042)	194,092
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
4,258,437 shares (cost $33,230,512)	51,356,750
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
822,691 shares (cost $7,909,347)	9,518,534
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
41,057 shares (cost $383,967)	470,921
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,113,942 shares (cost $21,403,142)	27,777,195
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
35,182 shares (cost $300,268)	459,823
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
820,737 shares (cost $8,344,497)	9,783,182
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
305,183 shares (cost $2,528,593)	3,625,579
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
6,926,500 shares (cost $58,760,693)	95,308,643
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
546,069 shares (cost $4,923,933)	7,388,314
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,163,821 shares (cost $47,581,274)	68,368,991
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,217,761 shares (cost $18,602,164)	29,007,069
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
15,059 shares (cost $201,537)	347,874

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,940,574 shares (cost $71,976,499)	$114,103,034
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
54,520 shares (cost $500,616)	882,678
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,980,356 shares (cost $67,586,826)	109,618,993
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
69,053 shares (cost $1,013,847)	1,848,545
NVIT Multi-Sector Bond Fund - Class I (MSBF)
5,528,976 shares (cost $47,758,398)	50,092,527
NVIT Short Term Bond Fund - Class II (NVSTB2)
847,066 shares (cost $8,841,012)	8,826,428
NVIT Large Cap Growth Fund - Class I (NVOLG1)
17,868,561 shares (cost $272,113,170)	419,732,508
NVIT Large Cap Growth Fund - Class II (NVOLG2)
401,517 shares (cost $6,102,991)	9,403,517
Templeton NVIT International Value Fund - Class III (NVTIV3)
218,597 shares (cost $2,648,458)	3,119,383
Invesco NVIT Comstock Value Fund - Class I (EIF)
2,092,141 shares (cost $20,458,288)	32,407,257
NVIT Real Estate Fund - Class I (NVRE1)
9,175,382 shares (cost $71,139,479)	81,752,650
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
17,478 shares (cost $186,558)	187,539
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
21,426 shares (cost $216,105)	227,114
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
11,975 shares (cost $122,230)	126,933
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
3,140 shares (cost $32,217)	32,975
NVIT Small Cap Index Fund Class II (NVSIX2)
61,765 shares (cost $829,650)	865,332
NVIT S&P 500 Index Fund Class II (GVEX2)
146,671 shares (cost $1,761,719)	1,881,793
VPS Growth and Income Portfolio - Class B (ALVGIB)
44,379 shares (cost $797,701)	1,219,985
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
25,657 shares (cost $622,630)	1,067,831
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
363,147 shares (cost $6,881,317)	8,257,955
VP Income & Growth Fund - Class I (ACVIG)
6,998,292 shares (cost $46,494,813)	64,174,334
VP Income & Growth Fund - Class II (ACVIG2)
127,933 shares (cost $775,715)	1,173,148
American Century VP Inflation Protection Fund - Class II (ACVIP2)
4,092,449 shares (cost $46,741,676)	42,766,097
VP International Fund - Class I (ACVI)
174,989 shares (cost $1,412,965)	1,879,385
VP International Fund - Class III (ACVI3)
9,550 shares (cost $73,592)	102,565
VP Mid Cap Value Fund - Class I (ACVMV1)
851,250 shares (cost $12,277,337)	15,722,586
VP Mid Cap Value Fund - Class II (ACVMV2)
25,768 shares (cost $311,866)	476,192
VP Ultra(R) Fund - Class I (ACVU1)
1,267 shares (cost $13,336)	18,651

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Value Fund - Class I (ACVV)
267,120 shares (cost $1,395,601)	$2,257,165
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,660,824 shares (cost $19,764,377)	30,891,324
Appreciation Portfolio - Initial Shares (DCAP)
1,399,420 shares (cost $46,466,751)	67,102,187
Appreciation Portfolio - Service Shares (DCAPS)
23,792 shares (cost $766,449)	1,134,633
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
759 shares (cost $23,591)	35,704
International Value Portfolio - Initial Shares (DVIV)
791 shares (cost $8,290)	9,347
Managed Tail Risk Fund II: Service Shares (FCA2S)
37,724 shares (cost $226,367)	266,706
High Income Bond Fund II - Service Shares (FHIBS)
274,734 shares (cost $1,792,023)	1,953,358
Quality Bond Fund II - Primary Shares (FQB)
7,915,601 shares (cost $85,925,923)	90,475,320
Quality Bond Fund II - Service Shares (FQBS)
318,191 shares (cost $3,373,737)	3,621,011
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
46,987 shares (cost $357,815)	679,438
VIP Contrafund(R) Portfolio - Service Class (FCS)
416,118 shares (cost $10,928,760)	14,247,895
VIP Energy Portfolio - Service Class 2 (FNRS2)
720,203 shares (cost $14,938,268)	17,162,441
VIP Equity-Income Portfolio - Service Class (FEIS)
9,971,205 shares (cost $223,253,214)	231,331,950
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
220,882 shares (cost $4,542,104)	5,053,775
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
867,333 shares (cost $9,525,366)	10,659,518
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,111 shares (cost $52,973)	62,556
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
978,926 shares (cost $10,692,235)	12,324,673
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
11,510 shares (cost $102,748)	144,331
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
637,511 shares (cost $6,927,112)	8,172,896
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
26,001 shares (cost $268,328)	332,290
VIP Growth Opportunities Portfolio - Service Class (FGOS)
39,185 shares (cost $734,699)	1,172,014
VIP Growth Portfolio - Service Class (FGS)
3,070,536 shares (cost $100,978,268)	175,020,537
VIP Growth Portfolio - Service Class 2 (FG2)
47,247 shares (cost $1,799,589)	2,672,782
VIP High Income Portfolio - Service Class (FHIS)
6,811,517 shares (cost $35,291,761)	39,302,452
VIP High Income Portfolio - Service Class R (FHISR)
9,317,524 shares (cost $54,805,581)	53,482,590
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
3,571,806 shares (cost $46,000,715)	43,718,906
VIP Mid Cap Portfolio - Service Class (FMCS)
1,015,096 shares (cost $31,056,803)	36,705,857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Mid Cap Portfolio - Service Class 2 (FMC2)
184,201 shares (cost $5,206,075)	$6,557,558
VIP Overseas Portfolio - Service Class (FOS)
798,852 shares (cost $15,300,337)	16,424,405
VIP Overseas Portfolio - Service Class 2 R (FO2R)
136,671 shares (cost $2,273,388)	2,768,962
VIP Overseas Portfolio - Service Class R (FOSR)
1,352,193 shares (cost $24,071,029)	27,747,001
VIP Value Strategies Portfolio - Service Class (FVSS)
893,659 shares (cost $8,497,439)	12,815,070
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,769,149 shares (cost $53,487,394)	60,570,228
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
28,479 shares (cost $564,516)	786,578
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
629,948 shares (cost $10,844,730)	15,162,839
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
613,346 shares (cost $6,190,864)	6,207,057
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,611 shares (cost $22,818)	27,781
Templeton Foreign Securities Fund - Class 3 (TIF3)
558,313 shares (cost $8,004,127)	9,591,819
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2,304,328 shares (cost $42,792,666)	42,906,583
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
816,909 shares (cost $6,255,307)	6,061,465
Short Duration Bond Portfolio - I Class Shares (AMTB)
2,432,206 shares (cost $26,900,470)	26,219,184
Guardian Portfolio - I Class Shares (AMGP)
8,671 shares (cost $131,152)	231,420
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
7,460 shares (cost $176,193)	306,380
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
3,073 shares (cost $34,815)	46,211
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
90,269 shares (cost $1,297,437)	1,737,684
Socially Responsive Portfolio - I Class Shares (AMSRS)
521,127 shares (cost $8,212,622)	11,318,882
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
57,498 shares (cost $2,330,594)	3,328,013
Global Securities Fund/VA - Class 3 (OVGS3)
2,053,615 shares (cost $61,008,209)	84,506,257
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,216,227 shares (cost $35,195,152)	49,695,042
Global Securities Fund/VA - Service Class (OVGSS)
37,736 shares (cost $1,039,680)	1,527,185
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
3,287,962 shares (cost $66,673,337)	102,715,927
Main Street Fund(R)/VA - Service Class (OVGIS)
86,368 shares (cost $1,841,530)	2,676,547
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
390,823 shares (cost $9,315,347)	10,864,867
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
6,333 shares (cost $98,933)	174,347
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
840,100 shares (cost $42,552,454)	62,595,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Global Strategic Income Fund/VA: Non-service Shares (OVSB)
869,228 shares (cost $4,906,657)	$4,676,448
Global Strategic Income Fund/VA: Service Shares (OVSBS)
556,024 shares (cost $3,034,575)	3,058,132
All Asset Portfolio - Advisor Class (PMVAAD)
501,094 shares (cost $5,731,734)	5,502,011
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
478,157 shares (cost $5,723,848)	5,135,409
Low Duration Portfolio - Advisor Class (PMVLAD)
3,692,857 shares (cost $39,088,553)	39,181,218
Real Return Portfolio - Administrative Class (PMVRRA)
72,807 shares (cost $1,033,237)	917,371
Total Return Portfolio - Administrative Class (PMVTRA)
140,698 shares (cost $1,589,478)	1,544,859
Total Return Portfolio - Advisor Class (PMVTRD)
1,595,293 shares (cost $18,338,738)	17,516,320
Putnam VT Growth and Income Fund - Class IB (PVGIB)
568 shares (cost $10,983)	13,573
VI American Franchise Fund - Series II Shares (ACEG2)
66,380 shares (cost $2,686,980)	3,291,131
VI Comstock Fund - Series II Shares (ACC2)
351,458 shares (cost $4,303,492)	6,213,769
VI American Franchise Fund - Series I Shares (ACEG)
1,167 shares (cost $43,473)	59,065
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
1 shares (cost $9)	11
VI Core Equity Fund - Series I Shares (AVGI)
1,543 shares (cost $41,793)	59,287
VI Core Equity Fund - Series II Shares (AVCE2)
16,218 shares (cost $379,433)	616,782
VI Equity and Income Fund - Series I Shares (IVKEI1)
17,528 shares (cost $278,694)	325,669
VI Global Health Care Fund - Series I Shares (IVHS)
10,761 shares (cost $233,976)	315,515
VI Global Real Estate Fund - Series I Shares (IVRE)
17,781 shares (cost $255,613)	271,876
Diversified Stock Fund Class A Shares (VYDS)
271,713 shares (cost $2,987,439)	3,768,658
Micro-Cap Portfolio - Investment Class (ROCMC)
55,089 shares (cost $573,005)	706,790
Variable Fund - Multi-Hedge Strategies (RVARS)
10,216 shares (cost $231,758)	232,404
SBL Fund - Series D (World Equity Income Series) (SBLD)
18,767 shares (cost $156,925)	225,205
SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)
3,648 shares (cost $104,086)	158,509
Series N (Managed Asset Allocation Series) (SBLN)
10,777 shares (cost $241,492)	279,442
Series O (All Cap Value Series) (SBLO)
10,778 shares (cost $243,571)	354,058
Series P (High Yield Series) (SBLP)
8,931 shares (cost $268,051)	294,909
Series Q (Small Cap Value Series) (SBLQ)
18,093 shares (cost $655,814)	949,135
Series V (Mid Cap Value Series) (SBLV)
27,108 shares (cost $1,392,840)	2,262,435
SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)
7,779 shares (cost $172,611)	227,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)
2,767 shares (cost $28,958)	$37,416
Health Sciences Portfolio - II (TRHS2)
1,464,115 shares (cost $34,110,268)	43,630,631
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
144,255 shares (cost $4,178,609)	4,407,000
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,748,019 shares (cost $21,972,686)	26,045,476
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
812,378 shares (cost $24,523,119)	25,500,552
Variable Insurance Portfolios - Asset Strategy (WRASP)
13,785,587 shares (cost $128,114,086)	182,639,722
Variable Insurance Portfolios - Balanced (WRBP)
4,885,938 shares (cost $41,258,055)	51,097,626
Variable Insurance Portfolios - Bond (WRBDP)
12,725,702 shares (cost $69,650,364)	69,856,468
Variable Insurance Portfolios - Core Equity (WRCEP)
7,857,813 shares (cost $89,565,101)	118,913,860
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
1,910,686 shares (cost $13,319,348)	17,280,625
Variable Insurance Portfolios - Energy (WRENG)
877,424 shares (cost $5,319,274)	6,584,012
Variable Insurance Portfolios - Global Bond (WRGBP)
746,965 shares (cost $3,792,588)	3,851,876
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2,425,569 shares (cost $11,720,425)	13,177,872
Variable Insurance Portfolios - Growth (WRGP)
8,670,312 shares (cost $77,669,237)	115,598,665
Variable Insurance Portfolios - High Income (WRHIP)
22,580,448 shares (cost $75,209,040)	90,229,214
Variable Insurance Portfolios - International Growth (WRIP)
2,949,737 shares (cost $23,822,932)	28,951,377
Variable Insurance Portfolios - International Core Equity (WRI2P)
611,758 shares (cost $8,945,657)	12,082,459
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
1,074,360 shares (cost $5,332,936)	5,251,258
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
166,867 shares (cost $3,393,438)	5,302,221
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
1,569,082 shares (cost $12,966,508)	16,825,732
Variable Insurance Portfolios - Money Market (WRMMP)
16,618,333 shares (cost $16,618,333)	16,618,333
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
860,675 shares (cost $4,867,731)	6,800,621
Variable Insurance Portfolios - Science and Technology (WRSTP)
3,138,946 shares (cost $50,700,830)	83,445,431
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
3,881,220 shares (cost $37,819,378)	53,393,561
Variable Insurance Portfolios - Small Cap Value (WRSCV)
357,949 shares (cost $5,104,731)	7,123,428
Variable Insurance Portfolios - Value (WRVP)
6,192,571 shares (cost $36,930,965)	48,399,896

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Advantage VT Opportunity Fund - Class 2 (SVOF)
8,625 shares (cost $154,543)	$225,546
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
830,662 shares (cost $7,819,691)	9,320,024

Total Investments	$6,214,271,364

Other Accounts Receivable	2,097
Accounts Receivable-Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	5,644
Accounts Receivable-VP International Fund - Class III (ACVI3)	36
Accounts Receivable-VP Ultra(R) Fund - Class I (ACVU1)	13
Accounts Receivable-VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	2,070
Accounts Receivable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	648
Accounts Receivable-VIP Mid Cap Portfolio - Service Class 2 (FMC2)	5,423
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	18
Accounts Receivable-Total Return Portfolio - Administrative Class (PMVTRA)	1,459
Accounts Receivable-Series P (High Yield Series) (SBLP)	82
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	2,036
Accounts Payable-NVIT Core Bond Fund - Class I (NVCBD1)	(9,539)
Accounts Payable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	(20)
Accounts Payable-International Value Portfolio - Initial Shares (DVIV)	(5)
Accounts Payable-Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	(922)
Accounts Payable-VI American Franchise Fund - Series I Shares (ACEG)	(15)
Accounts Payable-Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	(11)
Accounts Payable-VI Global Real Estate Fund - Series I Shares (IVRE)	(117)
Accounts Payable-Micro-Cap Portfolio - Investment Class (ROCMC)	(235)
Accounts Payable-SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)	(87)
Accounts Payable-Series O (All Cap Value Series) (SBLO)	(253)
Accounts Payable-Series Q (Small Cap Value Series) (SBLQ)	(346)
Accounts Payable-SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)	(58)
Accounts Payable-SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)	(25)

$6,214,279,257

Contract Owners’ Equity:
Accumulation units	6,136,189,424
Contracts in payout (annuitization) period (note 1f)	78,089,833

Total Contract Owners’ Equity (note 5)	$6,214,279,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	ALVDAB	BBGI	MLVGA3	DWVSVS	DSIF	DSRG	DSRGS
Reinvested dividends	$91,470,363	915	7,055	461,190	-	5,638,060	512,449	795
Mortality and expense risk charges (note 2)	(68,686,935)	(2,667)	(7,228)	(485,750)	(2,051)	(3,405,338)	(439,415)	(1,278)

Net investment income (loss)	22,783,428	(1,752)	(173)	(24,560)	(2,051)	2,232,722	73,034	(483)

Realized gain (loss) on investments	209,339,515	3,380	51,327	623,791	2,749	10,814,372	2,263,903	3,714
Change in unrealized gain (loss) on investments	836,511,835	19,183	49,484	2,672,751	43,884	65,826,300	9,115,095	17,090

Net gain (loss) on investments	1,045,851,350	22,563	100,811	3,296,542	46,633	76,640,672	11,378,998	20,804

Reinvested capital gains	98,662,566	1,262	-	1,822,827	-	3,407,590	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,167,297,344	22,073	100,638	5,094,809	44,582	82,280,984	11,452,032	20,321

Investment Activity:	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS
Reinvested dividends	$86	1,769	3,455	1,717	3,019	189,239	1,677	533,944
Mortality and expense risk charges (note 2)	(1,576)	(1,382)	(13,009)	(2,825)	(15,955)	(210,305)	(1,029)	(1,031,292)

Net investment income (loss)	(1,490)	387	(9,554)	(1,108)	(12,936)	(21,066)	648	(497,348)

Realized gain (loss) on investments	1,693	12,530	152,379	3,796	81,993	2,383,537	1,051	2,642,226
Change in unrealized gain (loss) on investments	1,887	12,204	139,776	25,700	312,621	2,238,584	8,087	21,519,702

Net gain (loss) on investments	3,580	24,734	292,155	29,496	394,614	4,622,121	9,138	24,161,928

Reinvested capital gains	4,696	-	-	23,874	-	203,361	3,891	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,786	25,121	282,601	52,262	381,678	4,804,416	13,677	23,664,580

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI
Reinvested dividends	$-	2,644,016	783	-	-	370,533	148,580	91,907
Mortality and expense risk charges (note 2)	(324,002)	(969,038)	(2,369)	(21,849)	(43,770)	(427,543)	(120,969)	(29,924)

Net investment income (loss)	(324,002)	1,674,978	(1,586)	(21,849)	(43,770)	(57,010)	27,611	61,983

Realized gain (loss) on investments	3,010,926	(2,171,098)	8,169	18,585	351,829	3,259,462	421,554	49,217
Change in unrealized gain (loss) on investments	5,976,110	10,991,476	33,063	351,521	664,417	7,482,688	1,858,865	(178,767)

Net gain (loss) on investments	8,987,036	8,820,378	41,232	370,106	1,016,246	10,742,150	2,280,419	(129,550)

Reinvested capital gains	-	-	5,885	4,591	34,640	113,698	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,663,034	10,495,356	45,531	352,848	1,007,116	10,798,838	2,308,030	(67,567)

Investment Activity:	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$28,651	343,202	152	10,466	2,557,349	42,107	568,664	292,912
Mortality and expense risk charges (note 2)	(15,821)	(97,046)	(854)	(16,020)	(1,610,531)	(48,260)	(509,233)	(209,375)

Net investment income (loss)	12,830	246,156	(702)	(5,554)	946,818	(6,153)	59,431	83,537

Realized gain (loss) on investments	(7,231)	133,700	4,493	80,860	5,245,373	115,708	839,987	805,306
Change in unrealized gain (loss) on investments	(26,625)	(1,397,030)	8,511	(68,483)	28,304,589	506,909	7,244,164	(1,599,796)

Net gain (loss) on investments	(33,856)	(1,263,330)	13,004	12,377	33,549,962	622,617	8,084,151	(794,490)

Reinvested capital gains	-	105,195	945	-	2,697,451	48,052	10,573	4,875

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,026)	(911,979)	13,247	6,823	37,194,231	664,516	8,154,155	(706,078)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$85,928	130,894	172,165	1,493,195	1,818,872	12,252	294,224	4,203
Mortality and expense risk charges (note 2)	(256,280)	(470,451)	(188,104)	(274,300)	(316,450)	(11,624)	(295,323)	(8,578)

Net investment income (loss)	(170,352)	(339,557)	(15,939)	1,218,895	1,502,422	628	(1,099)	(4,375)

Realized gain (loss) on investments	2,050,542	2,447,300	707,914	(535,931)	441,336	(14,768)	2,455,460	42,188
Change in unrealized gain (loss) on investments	3,579,002	8,061,401	3,690,226	737,228	(310,837)	8,866	(2,672,442)	(42,135)

Net gain (loss) on investments	5,629,544	10,508,701	4,398,140	201,297	130,499	(5,902)	(216,982)	53

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,459,192	10,169,144	4,382,201	1,420,192	1,632,921	(5,274)	(218,081)	(4,322)

Investment Activity:	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$29,004	99,829	365	694,982	43,905	35,822	178,485	95,999
Mortality and expense risk charges (note 2)	(61,611)	(213,234)	(1,041)	(773,925)	(62,982)	(30,574)	(121,911)	(72,461)

Net investment income (loss)	(32,607)	(113,405)	(676)	(78,943)	(19,077)	5,248	56,574	23,538

Realized gain (loss) on investments	108,585	1,107,891	10,232	3,718,968	672,203	72,896	225,919	251,710
Change in unrealized gain (loss) on investments	784,737	1,952,461	2,493	18,110,887	1,060,119	534,829	821,279	670,360

Net gain (loss) on investments	893,322	3,060,352	12,725	21,829,855	1,732,322	607,725	1,047,198	922,070

Reinvested capital gains	-	-	-	2,899,262	-	66,997	233,150	169,362

Net increase (decrease) in contract owners’ equity resulting from operations	$860,715	2,946,947	12,049	24,650,174	1,713,245	679,970	1,336,922	1,114,970

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$147,737	350,183	121,426	145,976	142,877	16,844	88,368	1,420,115
Mortality and expense risk charges (note 2)	(104,608)	(253,632)	(106,005)	(97,575)	(84,353)	(15,614)	(69,061)	(1,152,195)

Net investment income (loss)	43,129	96,551	15,421	48,401	58,524	1,230	19,307	267,920

Realized gain (loss) on investments	140,137	636,479	350,179	191,716	31,105	20,815	30,413	4,456,527
Change in unrealized gain (loss) on investments	(12,696)	1,998,015	974,035	411,507	(417,690)	(63,770)	(379,754)	23,465,035

Net gain (loss) on investments	127,441	2,634,494	1,324,214	603,223	(386,585)	(42,955)	(349,341)	27,921,562

Reinvested capital gains	132,527	539,589	353,605	175,701	72,537	8,266	123,654	-

Net increase (decrease) in contract owners’ equity resulting from operations	$303,097	3,270,634	1,693,240	827,325	(255,524)	(33,459)	(206,380)	28,189,482

Investment Activity:	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$4,671	3,082,325	62,501	192,782	105,473	709,580	102,680	26,679
Mortality and expense risk charges (note 2)	(8,457)	(1,879,455)	(71,835)	(308,036)	(40,082)	(538,392)	(62,647)	(15,232)

Net investment income (loss)	(3,786)	1,202,870	(9,334)	(115,254)	65,391	171,188	40,033	11,447

Realized gain (loss) on investments	15,728	(1,502,888)	(51,440)	2,081,296	13,535	1,685,717	117,025	80,202
Change in unrealized gain (loss) on investments	100,703	(10,567,064)	(230,808)	5,378,537	601,658	8,185,369	446,098	104,784

Net gain (loss) on investments	116,431	(12,069,952)	(282,248)	7,459,833	615,193	9,871,086	563,123	184,986

Reinvested capital gains	-	1,860,134	44,758	-	-	-	52,924	22,851

Net increase (decrease) in contract owners’ equity resulting from operations	$112,645	(9,006,948)	(246,824)	7,344,579	680,584	10,042,274	656,080	219,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3
Reinvested dividends	$662,464	3,410,567	1,697,692	1,068,581	1,098,036	1	1,853	606,642
Mortality and expense risk charges (note 2)	(506,839)	(2,566,431)	(1,313,614)	(791,129)	(1,143,354)	(2,285,835)	(1,203)	(544,991)

Net investment income (loss)	155,625	844,136	384,078	277,452	(45,318)	(2,285,834)	650	61,651

Realized gain (loss) on investments	1,410,612	(690,016)	(1,040,704)	146,556	3,099,266	2,719	7,544	2,364,611
Change in unrealized gain (loss) on investments	(693,654)	29,702,227	20,377,081	4,435,192	21,750,573	185	17,458	6,638,618

Net gain (loss) on investments	716,958	29,012,211	19,336,377	4,581,748	24,849,839	2,904	25,002	9,003,229

Reinvested capital gains	593,385	-	-	784,191	2,585,430	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,465,968	29,856,347	19,720,455	5,643,391	27,389,951	(2,282,930)	25,652	9,064,880

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$-	202,545	10,368	186,292	2,208	122,231	39,006	-
Mortality and expense risk charges (note 2)	(7)	(106,142)	(7,263)	(278,823)	(8,952)	(95,587)	(53,947)	(973,483)

Net investment income (loss)	(7)	96,403	3,105	(92,531)	(6,744)	26,644	(14,941)	(973,483)

Realized gain (loss) on investments	(689)	(55,037)	(12,894)	1,561,348	55,888	875,426	160,736	6,540,293
Change in unrealized gain (loss) on investments	735	1,637,052	92,577	3,681,806	49,760	1,033,730	644,838	15,872,688

Net gain (loss) on investments	46	1,582,015	79,683	5,243,154	105,648	1,909,156	805,574	22,412,981

Reinvested capital gains	-	-	-	1,594,683	34,059	411,470	168,195	6,296,586

Net increase (decrease) in contract owners’ equity resulting from operations	$39	1,678,418	82,788	6,745,306	132,963	2,347,270	958,828	27,736,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	748,485	-	-	848,353	5,083	134,474	2,163
Mortality and expense risk charges (note 2)	(82,988)	(746,063)	(289,546)	(6,308)	(1,176,065)	(15,088)	(1,107,844)	(31,880)

Net investment income (loss)	(82,988)	2,422	(289,546)	(6,308)	(327,712)	(10,005)	(973,370)	(29,717)

Realized gain (loss) on investments	375,338	4,110,043	4,781,175	22,217	2,316,792	75,812	(151,816)	110,603
Change in unrealized gain (loss) on investments	1,220,839	11,592,126	2,986,216	82,910	32,228,768	197,855	34,389,528	479,634

Net gain (loss) on investments	1,596,177	15,702,169	7,767,391	105,127	34,545,560	273,667	34,237,712	590,237

Reinvested capital gains	486,322	2,959,602	1,479,517	18,489	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,999,511	18,664,193	8,957,362	117,308	34,217,848	263,662	33,264,342	560,520

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NCPG2
Reinvested dividends	$1,800,519	97,858	2,953,618	44,409	54,195	-	1,276,670	72
Mortality and expense risk charges (note 2)	(645,157)	(97,567)	(4,318,462)	(156,272)	(33,776)	(318,178)	(1,008,108)	(26)

Net investment income (loss)	1,155,362	291	(1,364,844)	(111,863)	20,419	(318,178)	268,562	46

Realized gain (loss) on investments	2,251,573	71,552	16,963,567	395,132	(95,058)	2,957,962	6,174,643	-
Change in unrealized gain (loss) on investments	(4,685,544)	(151,823)	101,875,169	2,263,967	563,105	5,342,002	(10,574,167)	981

Net gain (loss) on investments	(2,433,971)	(80,271)	118,838,736	2,659,099	468,047	8,299,964	(4,399,524)	981

Reinvested capital gains	-	7,003	-	-	25,031	-	6,193,818	41

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,278,609)	(72,977)	117,473,892	2,547,236	513,497	7,981,786	2,062,856	1,068

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	ALVGIB	ALVPGB	ALVSVB
Reinvested dividends	$3,584	1,938	511	9,463	30,579	14,410	-	36,046
Mortality and expense risk charges (note 2)	(1,235)	(496)	(179)	(2,290)	(8,408)	(23,523)	(17,457)	(121,016)

Net investment income (loss)	2,349	1,442	332	7,173	22,171	(9,113)	(17,457)	(84,970)

Realized gain (loss) on investments	39	9	954	1,384	47,937	(18,203)	53,065	1,452,591
Change in unrealized gain (loss) on investments	11,009	4,703	758	35,682	120,073	382,524	255,816	747,551

Net gain (loss) on investments	11,048	4,712	1,712	37,066	168,010	364,321	308,881	2,200,142

Reinvested capital gains	1,942	144	102	-	-	-	-	492,490

Net increase (decrease) in contract owners’ equity resulting from operations	$15,339	6,298	2,146	44,239	190,181	355,208	291,424	2,607,662

Investment Activity:	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1
Reinvested dividends	$1,313,960	21,139	907,577	27,007	2,080	172,303	5,129	83
Mortality and expense risk charges (note 2)	(670,516)	(20,948)	(630,085)	(18,499)	(1,978)	(157,338)	(8,164)	(280)

Net investment income (loss)	643,444	191	277,492	8,508	102	14,965	(3,035)	(197)

Realized gain (loss) on investments	988,411	(2,670)	1,813,877	(17,141)	12,461	631,438	22,852	45
Change in unrealized gain (loss) on investments	15,888,675	311,501	(9,826,194)	333,675	8,530	2,626,892	90,271	4,956

Net gain (loss) on investments	16,877,086	308,831	(8,012,317)	316,534	20,991	3,258,330	113,123	5,001

Reinvested capital gains	-	-	2,185,191	-	-	194,451	7,087	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,520,530	309,022	(5,549,634)	325,042	21,093	3,467,746	117,175	4,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S	FHIBS
Reinvested dividends	$35,711	298,964	1,293,470	20,059	-	1,291	2,393	141,917
Mortality and expense risk charges (note 2)	(24,395)	(310,637)	(742,190)	(22,669)	(438)	(551)	(5,634)	(39,131)

Net investment income (loss)	11,316	(11,673)	551,280	(2,610)	(438)	740	(3,241)	102,786

Realized gain (loss) on investments	208,471	2,161,139	822,927	72,661	1,948	1,976	11,106	120,765
Change in unrealized gain (loss) on investments	356,902	6,411,883	10,499,289	126,905	11,119	7,999	25,776	(125,995)

Net gain (loss) on investments	565,373	8,573,022	11,322,216	199,566	13,067	9,975	36,882	(5,230)

Reinvested capital gains	-	367,633	158,836	2,908	-	-	6,689	-

Net increase (decrease) in contract owners’ equity resulting from operations	$576,689	8,928,982	12,032,332	199,864	12,629	10,715	40,330	97,556

Investment Activity:	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S
Reinvested dividends	$4,274,984	155,037	4,449	126,970	115,152	5,225,757	109,010	166,264
Mortality and expense risk charges (note 2)	(1,128,288)	(70,922)	(12,774)	(145,843)	(193,790)	(2,527,500)	(91,256)	(118,962)

Net investment income (loss)	3,146,696	84,115	(8,325)	(18,873)	(78,638)	2,698,257	17,754	47,302

Realized gain (loss) on investments	750,176	20,755	48,480	(64,998)	1,151,279	(2,272,279)	(134,661)	422,945
Change in unrealized gain (loss) on investments	(4,078,399)	(148,491)	126,598	3,496,168	2,333,300	37,959,562	921,419	626,671

Net gain (loss) on investments	(3,328,223)	(127,736)	175,078	3,431,170	3,484,579	35,687,283	786,758	1,049,616

Reinvested capital gains	-	-	-	3,722	101,607	14,488,748	322,198	125,669

Net increase (decrease) in contract owners’ equity resulting from operations	$(181,527)	(43,621)	166,753	3,416,019	3,507,548	52,874,288	1,126,710	1,222,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2
Reinvested dividends	$883	198,815	2,146	124,149	4,646	2,076	298,043	1,090
Mortality and expense risk charges (note 2)	(1,241)	(121,109)	(2,667)	(77,491)	(4,947)	(11,993)	(1,744,513)	(44,290)

Net investment income (loss)	(358)	77,706	(521)	46,658	(301)	(9,917)	(1,446,470)	(43,200)

Realized gain (loss) on investments	2,532	643,751	549	272,203	12,244	135,776	10,041,943	110,933
Change in unrealized gain (loss) on investments	3,685	630,875	15,808	889,337	40,245	205,783	38,878,941	625,912

Net gain (loss) on investments	6,217	1,274,626	16,357	1,161,540	52,489	341,559	48,920,884	736,845

Reinvested capital gains	743	151,323	1,909	104,570	4,559	553	107,541	1,659

Net increase (decrease) in contract owners’ equity resulting from operations	$6,602	1,503,655	17,745	1,312,768	56,747	332,195	47,581,955	695,304

Investment Activity:	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR
Reinvested dividends	$2,259,545	3,084,439	1,037,319	136,002	16,294	188,583	29,467	323,165
Mortality and expense risk charges (note 2)	(456,576)	(554,493)	(571,607)	(392,588)	(113,927)	(162,775)	(47,735)	(288,236)

Net investment income (loss)	1,802,969	2,529,946	465,712	(256,586)	(97,633)	25,808	(18,268)	34,929

Realized gain (loss) on investments	(706,508)	1,418,908	953,071	3,966,221	17,514	612,198	(196,854)	(1,774,263)
Change in unrealized gain (loss) on investments	827,598	(1,379,847)	(3,560,836)	2,436,914	1,065,445	3,212,031	848,679	8,136,706

Net gain (loss) on investments	121,090	39,061	(2,607,765)	6,403,135	1,082,959	3,824,229	651,825	6,362,443

Reinvested capital gains	-	-	553,469	4,320,151	785,983	56,022	9,597	95,206

Net increase (decrease) in contract owners’ equity resulting from operations	$1,924,059	2,569,007	(1,588,584)	10,466,700	1,771,309	3,906,059	643,154	6,492,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3
Reinvested dividends	$96,929	3,639,812	11,038	180,200	135,095	592	194,831	2,214,423
Mortality and expense risk charges (note 2)	(139,815)	(676,201)	(10,856)	(159,184)	(89,066)	(325)	(97,025)	(532,182)

Net investment income (loss)	(42,886)	2,963,611	182	21,016	46,029	267	97,806	1,682,241

Realized gain (loss) on investments	1,436,260	1,634,511	40,996	817,425	(492,106)	(448)	434,139	1,803,043
Change in unrealized gain (loss) on investments	1,720,252	2,172,379	135,314	3,074,057	240,650	5,253	1,135,698	(3,837,995)

Net gain (loss) on investments	3,156,512	3,806,890	176,310	3,891,482	(251,456)	4,805	1,569,837	(2,034,952)

Reinvested capital gains	-	-	-	232,554	-	-	-	577,350

Net increase (decrease) in contract owners’ equity resulting from operations	$3,113,626	6,770,501	176,492	4,145,052	(205,427)	5,072	1,667,643	224,639

Investment Activity:	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS	AMSRS	OVGR
Reinvested dividends	$603,599	581,489	1,676	-	567	-	71,508	29,960
Mortality and expense risk charges (note 2)	(56,771)	(267,400)	(3,532)	(4,857)	(834)	(18,740)	(108,015)	(33,942)

Net investment income (loss)	546,828	314,089	(1,856)	(4,857)	(267)	(18,740)	(36,507)	(3,982)

Realized gain (loss) on investments	5,065	(427,766)	3,197	15,629	5,043	75,745	397,245	72,661
Change in unrealized gain (loss) on investments	(486,192)	710	50,360	64,280	7,976	440,541	2,570,557	694,863

Net gain (loss) on investments	(481,127)	(427,056)	53,557	79,909	13,019	516,286	2,967,802	767,524

Reinvested capital gains	880,260	-	10,640	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$945,961	(112,967)	62,341	75,052	12,752	497,546	2,931,295	763,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,086,172	659,390	17,290	1,104,384	21,657	102,013	1,150	7,019
Mortality and expense risk charges (note 2)	(914,864)	(552,630)	(27,135)	(1,075,376)	(44,468)	(129,523)	(2,148)	(643,027)

Net investment income (loss)	171,308	106,760	(9,845)	29,008	(22,811)	(27,510)	(998)	(636,008)

Realized gain (loss) on investments	969,516	1,137,024	23,764	8,882,240	117,620	3,930,184	12,309	7,131,365
Change in unrealized gain (loss) on investments	16,982,687	9,755,721	312,060	16,708,450	555,850	275,807	42,751	10,475,353

Net gain (loss) on investments	17,952,203	10,892,745	335,824	25,590,690	673,470	4,205,991	55,060	17,606,718

Reinvested capital gains	-	-	-	-	-	134,297	1,986	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,123,511	10,999,505	325,979	25,619,698	650,659	4,312,778	56,048	16,970,710

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD
Reinvested dividends	$209,799	152,400	253,181	103,607	562,065	16,972	48,248	377,713
Mortality and expense risk charges (note 2)	(40,902)	(58,445)	(56,650)	(70,927)	(479,407)	(11,702)	(24,740)	(197,196)

Net investment income (loss)	168,897	93,955	196,531	32,680	82,658	5,270	23,508	180,517

Realized gain (loss) on investments	(16,598)	55,621	(26,737)	(192,017)	247,999	(12,831)	(1,276)	51,706
Change in unrealized gain (loss) on investments	(249,380)	(218,874)	(260,045)	(497,366)	(1,007,975)	(109,023)	(120,610)	(1,012,512)

Net gain (loss) on investments	(265,978)	(163,253)	(286,782)	(689,383)	(759,976)	(121,854)	(121,886)	(960,806)

Reinvested capital gains	-	-	-	51,633	-	7,737	15,024	152,985

Net increase (decrease) in contract owners’ equity resulting from operations	$(97,081)	(69,298)	(90,251)	(605,070)	(677,318)	(108,847)	(83,354)	(627,304)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS
Reinvested dividends	$210	4,858	82,220	226	757	7,696	6,341	1,973
Mortality and expense risk charges (note 2)	(159)	(36,314)	(106,294)	(587)	(819)	(11,788)	(4,229)	(2,953)

Net investment income (loss)	51	(31,456)	(24,074)	(361)	(62)	(4,092)	2,112	(980)

Realized gain (loss) on investments	(322)	276,390	188,821	743	5,315	61,512	25,980	21,546
Change in unrealized gain (loss) on investments	3,890	455,043	1,527,550	16,677	9,485	86,337	42,836	61,948

Net gain (loss) on investments	3,568	731,433	1,716,371	17,420	14,800	147,849	68,816	83,494

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,619	699,977	1,692,297	17,059	14,738	143,757	70,928	82,514

Investment Activity:	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO
Reinvested dividends	$11,030	21,654	3,421	-	-	-	-	-
Mortality and expense risk charges (note 2)	(4,043)	(40,212)	(8,485)	(1,350)	(2,190)	(1,640)	(2,783)	(3,766)

Net investment income (loss)	6,987	(18,558)	(5,064)	(1,350)	(2,190)	(1,640)	(2,783)	(3,766)

Realized gain (loss) on investments	26,007	(44,728)	132,883	176	1,232	10,152	6,187	15,978
Change in unrealized gain (loss) on investments	(29,046)	1,035,739	(11,308)	646	33,087	28,155	25,766	79,092

Net gain (loss) on investments	(3,039)	991,011	121,575	822	34,319	38,307	31,953	95,070

Reinvested capital gains	-	-	17,926	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,948	972,453	134,437	(528)	32,129	36,667	29,170	91,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM
Reinvested dividends	$-	-	-	-	-	-	20,180	479,499
Mortality and expense risk charges (note 2)	(4,236)	(10,599)	(25,899)	(1,607)	(353)	(386,737)	(41,177)	(323,026)

Net investment income (loss)	(4,236)	(10,599)	(25,899)	(1,607)	(353)	(386,737)	(20,997)	156,473

Realized gain (loss) on investments	45,420	115,668	324,944	842	516	4,756,167	(10,843)	1,942,458
Change in unrealized gain (loss) on investments	(19,230)	173,189	332,409	48,552	7,454	7,138,096	275,794	836,691

Net gain (loss) on investments	26,190	288,857	657,353	49,394	7,970	11,894,263	264,951	2,779,149

Reinvested capital gains	-	-	-	-	-	1,749,813	78,233	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,954	278,258	631,454	47,787	7,617	13,257,339	322,187	2,935,622

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP
Reinvested dividends	$211,221	2,268,255	700,939	2,917,500	606,886	263,669	-	-
Mortality and expense risk charges (note 2)	(306,939)	(1,967,038)	(539,143)	(923,284)	(1,238,246)	(181,781)	(72,057)	(35,074)

Net investment income (loss)	(95,718)	301,217	161,796	1,994,216	(631,360)	81,888	(72,057)	(35,074)

Realized gain (loss) on investments	(227,569)	6,991,178	1,962,868	1,592,428	6,479,325	322,103	837,540	12,753
Change in unrealized gain (loss) on investments	2,103,275	29,950,156	3,573,471	(7,677,960)	16,243,237	3,310,088	695,989	44,584

Net gain (loss) on investments	1,875,706	36,941,334	5,536,339	(6,085,532)	22,722,562	3,632,191	1,533,529	57,337

Reinvested capital gains	603,793	-	4,029,241	1,379,661	8,934,536	358,298	21,800	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,383,781	37,242,551	9,727,376	(2,711,655)	31,025,738	4,072,377	1,483,272	22,263

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG
Reinvested dividends	$-	466,925	4,267,949	263,852	196,496	-	-	-
Mortality and expense risk charges (note 2)	(167,995)	(1,203,785)	(974,460)	(325,346)	(130,534)	(58,877)	(48,810)	(177,407)

Net investment income (loss)	(167,995)	(736,860)	3,293,489	(61,494)	65,962	(58,877)	(48,810)	(177,407)

Realized gain (loss) on investments	2,222,315	7,284,206	2,286,006	668,471	(835,297)	(135,404)	667,266	2,170,982
Change in unrealized gain (loss) on investments	(1,072,903)	17,647,588	2,031,391	3,597,753	3,250,490	104,458	1,166,865	1,418,729

Net gain (loss) on investments	1,149,412	24,931,794	4,317,397	4,266,224	2,415,193	(30,946)	1,834,131	3,589,711

Reinvested capital gains	-	8,346,850	-	564,558	-	5,437	177,931	511,647

Net increase (decrease) in contract owners’ equity resulting from operations	$981,417	32,541,784	7,610,886	4,769,288	2,481,155	(84,386)	1,963,252	3,923,951

Investment Activity:	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$3,371	88,365	-	-	57,980	368,119	444	-
Mortality and expense risk charges (note 2)	(186,460)	(86,250)	(806,619)	(552,994)	(76,509)	(525,679)	(3,754)	(88,745)

Net investment income (loss)	(183,089)	2,115	(806,619)	(552,994)	(18,529)	(157,560)	(3,310)	(88,745)

Realized gain (loss) on investments	-	265,574	3,669,486	2,239,499	599,663	1,008,493	13,709	1,281,500
Change in unrealized gain (loss) on investments	-	(235,956)	24,696,450	15,735,873	858,664	11,358,920	44,932	1,311,268

Net gain (loss) on investments	-	29,618	28,365,936	17,975,372	1,458,327	12,367,413	58,641	2,592,768

Reinvested capital gains	-	-	4,284,287	-	428,882	1,182,484	-	383,476

Net increase (decrease) in contract owners’ equity resulting from operations	$(183,089)	31,733	31,843,604	17,422,378	1,868,680	13,392,337	55,331	2,887,499

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	BBCMAG
Reinvested dividends	$231
Mortality and expense risk charges (note 2)	(1,778)

Net investment income (loss)	(1,547)

Realized gain (loss) on investments	55,425
Change in unrealized gain (loss) on investments	(39,205)

Net gain (loss) on investments	16,220

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,673

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		ALVDAB		BBGI		MLVGA3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$22,783,428	26,897,349	(1,752)	(63)	(173)	(1,301)	(24,560)	113,924
Realized gain (loss) on investments	209,339,515	90,053,516	3,380	3	51,327	3,755	623,791	288,184
Change in unrealized gain (loss) on investments	836,511,835	457,010,471	19,183	829	49,484	96,402	2,672,751	2,563,533
Reinvested capital gains	98,662,566	139,698,470	1,262	6	-	-	1,822,827	123,480

Net increase (decrease) in contract owners’ equity resulting from operations	1,167,297,344	713,659,806	22,073	775	100,638	98,856	5,094,809	3,089,121

Equity transactions:
Purchase payments received from contract owners (note 3)	143,408,453	108,133,487	219,036	13,000	13,859	15,659	3,382,331	732,457
Transfers between subaccounts (including fixed account), net (note 3)	(743,042)	-	170,622	9,663	1,474	(25,621)	3,713,062	2,067,870
Redemptions (note 3)	(949,329,984)	(1,017,052,775)	(31,091)	-	(392,287)	(109,318)	(4,487,586)	(4,892,165)
Annuity benefits	(5,194,057)	(5,212,983)	-	-	-	-	(21,715)	(24,366)
Contract maintenance charges (note 2)	(146,580)	(166,309)	(4)	-	-	-	(326)	(343)
Contingent deferred sales charges (note 2)	(743,533)	(1,062,216)	(75)	-	(127)	-	(2,196)	(5,082)
Adjustments to maintain reserves	431,118	(567,375)	(19)	1	(18)	(25)	(413)	(388)

Net equity transactions	(812,317,625)	(915,928,171)	358,469	22,664	(377,099)	(119,305)	2,583,157	(2,122,017)

Net change in contract owners’ equity	354,979,719	(202,268,365)	380,542	23,439	(276,461)	(20,449)	7,677,966	967,104
Contract owners’ equity beginning of period	5,859,299,538	6,061,567,903	23,439	-	759,483	779,932	37,491,623	36,524,519

Contract owners’ equity end of period	$6,214,279,257	5,859,299,538	403,981	23,439	483,022	759,483	45,169,589	37,491,623

CHANGES IN UNITS:
Beginning units	391,788,053	451,701,753	2,307	-	67,944	78,794	2,743,720	2,904,957
Units purchased	66,261,043	70,012,304	37,518	2,307	1,385	1,463	760,084	545,899
Units redeemed	(114,789,443)	(129,926,004)	(3,869)	-	(32,231)	(12,313)	(575,115)	(707,136)

Ending units	343,259,653	391,788,053	35,956	2,307	37,098	67,944	2,928,689	2,743,720

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DWVSVS		DSIF		DSRG		DSRGS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,051)	-	2,232,722	2,742,495	73,034	(97,127)	(483)	(823)
Realized gain (loss) on investments	2,749	-	10,814,372	8,904,080	2,263,903	1,921,539	3,714	3,880
Change in unrealized gain (loss) on investments	43,884	-	65,826,300	14,149,386	9,115,095	2,251,890	17,090	4,301
Reinvested capital gains	-	-	3,407,590	14,931,487	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	44,582	-	82,280,984	40,727,448	11,452,032	4,076,302	20,321	7,358

Equity transactions:
Purchase payments received from contract owners (note 3)	25,285	-	5,013,743	5,663,048	438,182	1,033,807	-	-
Transfers between subaccounts (including fixed account), net (note 3)	434,618	-	(9,911,648)	(8,538,985)	(443,933)	(1,668,548)	435	(463)
Redemptions (note 3)	(14,564)	-	(36,663,709)	(43,342,075)	(4,838,765)	(5,863,762)	(9,261)	(14,079)
Annuity benefits	-	-	(175,960)	(159,695)	(3,828)	(5,642)	-	-
Contract maintenance charges (note 2)	(3)	-	(7,549)	(8,145)	(2,603)	(2,897)	-	-
Contingent deferred sales charges (note 2)	-	-	(36,805)	(48,653)	(11,854)	(13,180)	-	-
Adjustments to maintain reserves	(5)	-	498	3,582	(3,696)	(8,323)	(10)	(14)

Net equity transactions	445,331	-	(41,781,430)	(46,430,923)	(4,866,497)	(6,528,545)	(8,836)	(14,556)

Net change in contract owners’ equity	489,913	-	40,499,554	(5,703,475)	6,585,535	(2,452,243)	11,485	(7,198)
Contract owners’ equity beginning of period	-	-	288,174,613	293,878,088	36,814,561	39,266,804	67,889	75,087

Contract owners’ equity end of period	$489,913	-	328,674,167	288,174,613	43,400,096	36,814,561	79,374	67,889

CHANGES IN UNITS:
Beginning units	-	-	18,017,028	21,028,413	2,809,210	3,319,842	5,926	7,281
Units purchased	42,935	-	969,743	783,272	93,206	130,687	35	1,204
Units redeemed	(2,929)	-	(3,230,305)	(3,794,657)	(409,950)	(641,319)	(688)	(2,559)

Ending units	40,006	-	15,756,466	18,017,028	2,492,466	2,809,210	5,273	5,926

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVGMNS		HVIE		HVSIT		IVMCC2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,490)	(5)	387	373	(9,554)	(4,772)	(1,108)	(5)
Realized gain (loss) on investments	1,693	-	12,530	(862)	152,379	11,854	3,796	-
Change in unrealized gain (loss) on investments	1,887	52	12,204	9,507	139,776	74,275	25,700	97
Reinvested capital gains	4,696	3	-	-	-	-	23,874	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,786	50	25,121	9,018	282,601	81,357	52,262	92

Equity transactions:
Purchase payments received from contract owners (note 3)	100,177	1,931	14,233	366	61,630	4,760	243,461	-
Transfers between subaccounts (including fixed account), net (note 3)	86,554	188.00	38,085	22,888	326,165	264,384	47,997	12,272
Redemptions (note 3)	(1,279)	-	(41,679)	(4,704)	(77,926)	(79,550)	(11,680)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	-	-	-	-	-	(4)	-
Contingent deferred sales charges (note 2)	(34)	-	-	-	(120)	(11)	-	-
Adjustments to maintain reserves	(28)	(2)	(21)	(9)	453	(38)	-	(4)

Net equity transactions	185,387	2,117	10,618	18,541	310,202	189,545	279,774	12,268

Net change in contract owners’ equity	192,173	2,167	35,739	27,559	592,803	270,902	332,036	12,360
Contract owners’ equity beginning of period	2,167	-	94,163	66,604	660,955	390,053	12,360	-

Contract owners’ equity end of period	$194,340	2,167	129,902	94,163	1,253,758	660,955	344,396	12,360

CHANGES IN UNITS:
Beginning units	212	-	9,241	7,372	49,252	35,238	1,240	-
Units purchased	30,755	212	13,232	2,819	112,973	36,857	28,579	1,240
Units redeemed	(14,050)	-	(11,989)	(950)	(90,709)	(22,843)	(2,628)	-

Ending units	16,917	212	10,484	9,241	71,516	49,252	27,191	1,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IVKMG2		JPMMV1		JABS		JACAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(12,936)	(10,037)	(21,066)	(17,653)	648	989	(497,348)	(530,407)
Realized gain (loss) on investments	81,993	(13,470)	2,383,537	1,177,465	1,051	467	2,642,226	1,934,711
Change in unrealized gain (loss) on investments	312,621	(13,657)	2,238,584	1,033,698	8,087	1,884	21,519,702	17,109,956
Reinvested capital gains	-	426	203,361	-	3,891	5,432	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	381,678	(36,738)	4,804,416	2,193,510	13,677	8,772	23,664,580	18,514,260

Equity transactions:
Purchase payments received from contract owners (note 3)	8,192	210,399	695,326	219,322	-	-	1,512,898	1,405,076
Transfers between subaccounts (including fixed account), net (note 3)	(13,347)	1,210,526.00	1,838,076	3,696,408	(2,331)	-	(6,051,044)	(1,219,027)
Redemptions (note 3)	(193,217)	(154,752)	(2,538,154)	(1,642,326)	(5,338)	(5,042)	(13,210,207)	(13,982,016)
Annuity benefits	(6,140)	(4,358)	(3,500)	(2,916)	(473)	(433)	(44,120)	(40,995)
Contract maintenance charges (note 2)	(31)	(26)	(374)	(363)	-	-	(2,036)	(2,285)
Contingent deferred sales charges (note 2)	(70)	(412)	(886)	(2,236)	-	-	(12,508)	(13,067)
Adjustments to maintain reserves	(49)	137	(369)	(300)	2	1	189	(968)

Net equity transactions	(204,662)	1,261,514	(9,881)	2,267,589	(8,140)	(5,474)	(17,806,828)	(13,853,282)

Net change in contract owners’ equity	177,016	1,224,776	4,794,535	4,461,099	5,537	3,298	5,857,752	4,660,978
Contract owners’ equity beginning of period	1,224,776	-	15,108,354	10,647,255	77,878	74,580	90,834,700	86,173,722

Contract owners’ equity end of period	$1,401,792	1,224,776	19,902,889	15,108,354	83,415	77,878	96,692,452	90,834,700

CHANGES IN UNITS:
Beginning units	116,100	-	865,697	724,335	4,547	4,875	8,117,046	9,423,318
Units purchased	38,127	134,902	292,814	369,101	33	30	351,805	878,314
Units redeemed	(55,805)	(18,802)	(288,150)	(227,739)	(463)	(358)	(1,794,812)	(2,184,586)

Ending units	98,422	116,100	870,361	865,697	4,117	4,547	6,674,039	8,117,046

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS		JAIGS		MIGSC		MMCGSC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(324,002)	(272,673)	1,674,978	(270,706)	(1,586)	(1,834)	(21,849)	(22,061)
Realized gain (loss) on investments	3,010,926	2,005,865	(2,171,098)	6,412,838	8,169	9,404	18,585	(9,036)
Change in unrealized gain (loss) on investments	5,976,110	677,474	10,991,476	(12,902,637)	33,063	9,141	351,521	192,773
Reinvested capital gains	-	-	-	10,488,863	5,885	8,944	4,591	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,663,034	2,410,666	10,495,356	3,728,358	45,531	25,655	352,848	161,676

Equity transactions:
Purchase payments received from contract owners (note 3)	601,554	391,435	1,189,885	1,239,112	-	-	5,849	16,041
Transfers between subaccounts (including fixed account), net (note 3)	(1,677,628)	14,231,712.00	(5,884,746)	54,549,085	-	-	(7,688)	(56,706)
Redemptions (note 3)	(3,798,573)	(3,786,158)	(12,041,569)	(11,090,134)	(14,980)	(16,207)	(223,802)	(206,510)
Annuity benefits	(4,051)	(3,604)	(17,030)	(23,520)	(6,975)	(6,576)	-	-
Contract maintenance charges (note 2)	(773)	(732)	(2,248)	(1,897)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,668)	(2,750)	(11,439)	(11,263)	-	-	-	(15)
Adjustments to maintain reserves	(649)	119	(873)	(11,542)	873	(741)	(87)	(39)

Net equity transactions	(4,884,788)	10,830,022	(16,768,020)	44,649,841	(21,082)	(23,524)	(225,728)	(247,229)

Net change in contract owners’ equity	3,778,246	13,240,688	(6,272,664)	48,378,199	24,449	2,131	127,120	(85,553)
Contract owners’ equity beginning of period	28,329,230	15,088,542	92,903,627	44,525,428	173,051	170,920	1,128,495	1,214,048

Contract owners’ equity end of period	$32,107,476	28,329,230	86,630,963	92,903,627	197,500	173,051	1,255,615	1,128,495

CHANGES IN UNITS:
Beginning units	5,219,721	3,262,667	7,024,388	3,758,384	12,259	13,950	110,539	135,789
Units purchased	368,909	3,155,780	427,650	4,834,183	87	72	1,735	2,347
Units redeemed	(1,167,714)	(1,198,726)	(1,654,702)	(1,568,179)	(1,451)	(1,763)	(21,067)	(27,597)

Ending units	4,420,916	5,219,721	5,797,336	7,024,388	10,895	12,259	91,207	110,539

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MNDSC		MVFSC		MVIVSC		MSVFI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(43,770)	(17,358)	(57,010)	94,008	27,611	15,908	61,983	105,315
Realized gain (loss) on investments	351,829	162,311	3,259,462	2,351,741	421,554	14,172	49,217	52,604
Change in unrealized gain (loss) on investments	664,417	(98,673)	7,482,688	1,824,215	1,858,865	808,442	(178,767)	83,248
Reinvested capital gains	34,640	99,267	113,698	257,856	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,007,116	145,547	10,798,838	4,527,820	2,308,030	838,522	(67,567)	241,167

Equity transactions:
Purchase payments received from contract owners (note 3)	331,499	27,673	933,776	486,251	514,040	279,456	171,732	12,818
Transfers between subaccounts (including fixed account), net (note 3)	1,818,379	723,850.00	784,698	801,170	4,551,937	2,237,218	(258,408)	(345,348)
Redemptions (note 3)	(567,057)	(266,425)	(4,432,796)	(4,833,223)	(1,167,021)	(977,479)	(420,930)	(489,834)
Annuity benefits	-	-	(33,301)	(29,156)	(325)	-	-	-
Contract maintenance charges (note 2)	(16)	(1)	(829)	(907)	(46)	(40)	(69)	(70)
Contingent deferred sales charges (note 2)	(297)	(45)	(5,739)	(5,368)	(612)	(1,105)	(152)	(692)
Adjustments to maintain reserves	(180)	(78)	(220)	(354)	(854)	(196)	(143)	(89)

Net equity transactions	1,582,328	484,974	(2,754,411)	(3,581,587)	3,897,119	1,537,854	(507,970)	(823,215)

Net change in contract owners’ equity	2,589,444	630,521	8,044,427	946,233	6,205,149	2,376,376	(575,537)	(582,048)
Contract owners’ equity beginning of period	1,380,983	750,462	33,036,854	32,090,621	7,513,001	5,136,625	2,585,027	3,167,075

Contract owners’ equity end of period	$3,970,427	1,380,983	41,081,281	33,036,854	13,718,150	7,513,001	2,009,490	2,585,027

CHANGES IN UNITS:
Beginning units	102,754	58,141	2,700,096	2,989,414	627,398	491,546	207,420	274,506
Units purchased	377,657	109,437	497,408	487,491	520,418	341,155	376,485	63,893
Units redeemed	(226,164)	(64,824)	(690,342)	(776,809)	(240,572)	(205,303)	(419,915)	(130,979)

Ending units	254,247	102,754	2,507,162	2,700,096	907,244	627,398	163,990	207,420

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSVF2		MSEM		MSVMG		MSVRE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,830	21,657	246,156	173,770	(702)	(890)	(5,554)	(7,896)
Realized gain (loss) on investments	(7,231)	(6,202)	133,700	217,103	4,493	703	80,860	55,009
Change in unrealized gain (loss) on investments	(26,625)	44,498	(1,397,030)	1,170,017	8,511	(2,311)	(68,483)	83,867
Reinvested capital gains	-	-	105,195	-	945	5,476	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,026)	59,953	(911,979)	1,560,890	13,247	2,978	6,823	130,980

Equity transactions:
Purchase payments received from contract owners (note 3)	1,534	-	13,661	74,146	-	-	1,466	11,234
Transfers between subaccounts (including fixed account), net (note 3)	8,725	(7,072.00)	(451,338)	(175,608)	993	(93)	5,923	(27,635)
Redemptions (note 3)	(24,123)	(46,353)	(1,258,106)	(1,587,818)	(12,610)	(691)	(111,533)	(53,945)
Annuity benefits	(8,852)	(9,949)	(8,871)	(9,095)	(566)	(503)	(8,272)	(6,695)
Contract maintenance charges (note 2)	-	-	(162)	(237)	(4)	(5)	(85)	(131)
Contingent deferred sales charges (note 2)	-	-	(386)	(2,069)	-	-	2	-
Adjustments to maintain reserves	(22)	(4)	(214)	(596)	1,545	346	(6)	121

Net equity transactions	(22,738)	(63,378)	(1,705,416)	(1,701,277)	(10,642)	(946)	(112,505)	(77,051)

Net change in contract owners’ equity	(43,764)	(3,425)	(2,617,395)	(140,387)	2,605	2,032	(105,682)	53,929
Contract owners’ equity beginning of period	851,417	854,842	9,952,804	10,093,191	50,781	48,749	1,010,839	956,910

Contract owners’ equity end of period	$807,653	851,417	7,335,409	9,952,804	53,386	50,781	905,157	1,010,839

CHANGES IN UNITS:
Beginning units	59,721	62,432	259,118	306,681	4,783	4,859	27,707	29,336
Units purchased	1,776	-	4,934	4,126	90	1	1,058	724
Units redeemed	(2,635)	(2,711)	(50,990)	(51,689)	(1,136)	(77)	(4,216)	(2,353)

Ending units	58,862	59,721	213,062	259,118	3,737	4,783	24,549	27,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$946,818	(272,913)	(6,153)	(28,065)	59,431	16,402	83,537	240,658
Realized gain (loss) on investments	5,245,373	1,887,398	115,708	51,321	839,987	1,767	805,306	999,801
Change in unrealized gain (loss) on investments	28,304,589	10,220,768	506,909	184,235	7,244,164	4,223,258	(1,599,796)	(364,026)
Reinvested capital gains	2,697,451	5,506,389	48,052	105,809	10,573	-	4,875	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,194,231	17,341,642	664,516	313,300	8,154,155	4,241,427	(706,078)	876,433

Equity transactions:
Purchase payments received from contract owners (note 3)	1,892,811	1,858,885	55,436	21,489	5,494,580	1,037,978	160,092	150,758
Transfers between subaccounts (including fixed account), net (note 3)	(3,138,920)	(7,537,639.00)	(58,901)	(11,838)	7,203,726	3,517,894	(3,091,321)	(196,154)
Redemptions (note 3)	(20,607,477)	(19,618,236)	(430,967)	(634,833)	(5,754,545)	(4,464,716)	(2,407,123)	(3,427,400)
Annuity benefits	(120,797)	(102,497)	-	-	(88,394)	(79,556)	(25,796)	(32,413)
Contract maintenance charges (note 2)	(3,212)	(3,841)	-	-	(1,212)	(1,152)	(234)	(327)
Contingent deferred sales charges (note 2)	(10,684)	(21,120)	-	(258)	(5,748)	(6,392)	(1,294)	(2,777)
Adjustments to maintain reserves	5,488	33,765	(55)	(95)	(302)	(275)	(247)	(261)

Net equity transactions	(21,982,791)	(25,390,683)	(434,487)	(625,535)	6,848,105	3,781	(5,365,923)	(3,508,574)

Net change in contract owners’ equity	15,211,440	(8,049,041)	230,029	(312,235)	15,002,260	4,245,208	(6,072,001)	(2,632,141)
Contract owners’ equity beginning of period	130,917,010	138,966,051	2,435,163	2,747,398	34,301,466	30,056,258	21,665,779	24,297,920

Contract owners’ equity end of period	$146,128,450	130,917,010	2,665,192	2,435,163	49,303,726	34,301,466	15,593,778	21,665,779

CHANGES IN UNITS:
Beginning units	8,204,277	9,880,961	159,591	202,068	2,681,096	2,662,323	1,768,019	2,054,466
Units purchased	266,561	217,651	5,285	8,559	1,149,286	510,388	81,020	262,822
Units redeemed	(1,455,988)	(1,894,335)	(29,595)	(51,036)	(604,790)	(491,615)	(533,300)	(549,269)

Ending units	7,014,850	8,204,277	135,281	159,591	3,225,592	2,681,096	1,315,739	1,768,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(170,352)	(59,970)	(339,557)	(359,209)	(15,939)	(18,778)	1,218,895	1,808,805
Realized gain (loss) on investments	2,050,542	(244,972)	2,447,300	(802,970)	707,914	1,037,885	(535,931)	(478,210)
Change in unrealized gain (loss) on investments	3,579,002	4,053,810	8,061,401	6,884,479	3,690,226	850,436	737,228	2,052,332
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,459,192	3,748,868	10,169,144	5,722,300	4,382,201	1,869,543	1,420,192	3,382,927

Equity transactions:
Purchase payments received from contract owners (note 3)	1,574,944	404,971	2,107,300	731,595	2,017,225	776,099	57,650	38,665
Transfers between subaccounts (including fixed account), net (note 3)	191,803	330,528.00	14,454	(520,388)	1,520,142	353,646	(1,231,465)	(429,725)
Redemptions (note 3)	(2,860,522)	(3,101,095)	(4,866,358)	(5,476,498)	(1,350,535)	(2,190,180)	(3,731,905)	(3,857,387)
Annuity benefits	(20,578)	(17,153)	(53,339)	(51,204)	(56,037)	(43,302)	(16,343)	(15,599)
Contract maintenance charges (note 2)	(645)	(696)	(1,268)	(1,318)	(370)	(319)	(285)	(348)
Contingent deferred sales charges (note 2)	(2,620)	(3,576)	(8,209)	(8,077)	(1,064)	(2,511)	(711)	(1,403)
Adjustments to maintain reserves	(384)	(332)	194	2,941	(209)	(174)	(444)	(125)

Net equity transactions	(1,118,002)	(2,387,353)	(2,807,226)	(5,322,949)	2,129,152	(1,106,741)	(4,923,503)	(4,265,922)

Net change in contract owners’ equity	4,341,190	1,361,515	7,361,918	399,351	6,511,353	762,802	(3,503,311)	(882,995)
Contract owners’ equity beginning of period	20,752,449	19,390,934	37,531,659	37,132,308	13,069,414	12,306,612	26,359,604	27,242,599

Contract owners’ equity end of period	$25,093,639	20,752,449	44,893,577	37,531,659	19,580,767	13,069,414	22,856,293	26,359,604

CHANGES IN UNITS:
Beginning units	1,659,885	1,877,500	3,321,520	3,807,910	1,267,595	1,374,546	1,281,408	1,499,037
Units purchased	365,596	338,517	406,725	354,624	442,865	276,713	11,235	4,443
Units redeemed	(441,761)	(556,132)	(616,895)	(841,014)	(236,982)	(383,664)	(246,446)	(222,072)

Ending units	1,583,720	1,659,885	3,111,350	3,321,520	1,473,478	1,267,595	1,046,197	1,281,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HIBF3		GEM		GEM3		GEM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,502,422	2,124,060	628	(6,896)	(1,099)	(215,240)	(4,375)	(9,804)
Realized gain (loss) on investments	441,336	381,361	(14,768)	(84,247)	2,455,460	92,791	42,188	53,841
Change in unrealized gain (loss) on investments	(310,837)	1,386,952	8,866	263,682	(2,672,442)	4,536,231	(42,135)	38,384
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,632,921	3,892,373	(5,274)	172,539	(218,081)	4,413,782	(4,322)	82,421

Equity transactions:
Purchase payments received from contract owners (note 3)	541,936	706,301	6,541	20,744	684,325	422,879	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(741,401)	(169,402.00)	(33,403)	(38,955)	(1,821,799)	(4,321,654)	(16,026)	6,260
Redemptions (note 3)	(4,206,788)	(5,105,140)	(146,921)	(138,796)	(2,835,789)	(3,898,266)	(105,742)	(127,550)
Annuity benefits	(26,310)	(23,880)	(2,758)	(2,763)	(17,823)	(23,189)	-	-
Contract maintenance charges (note 2)	(289)	(326)	(39)	(35)	(1,608)	(1,992)	-	-
Contingent deferred sales charges (note 2)	(3,650)	(4,033)	(303)	(122)	(4,215)	(6,701)	-	(51)
Adjustments to maintain reserves	(386)	(519)	(56)	(50)	2,435	(1,756)	(66)	(28)

Net equity transactions	(4,436,888)	(4,596,999)	(176,939)	(159,977)	(3,994,474)	(7,830,679)	(121,834)	(121,369)

Net change in contract owners’ equity	(2,803,967)	(704,626)	(182,213)	12,562	(4,212,555)	(3,416,897)	(126,156)	(38,948)
Contract owners’ equity beginning of period	31,162,396	31,867,022	1,149,111	1,136,549	28,921,854	32,338,751	549,863	588,811

Contract owners’ equity end of period	$28,358,429	31,162,396	966,898	1,149,111	24,709,299	28,921,854	423,707	549,863

CHANGES IN UNITS:
Beginning units	1,969,531	2,286,315	45,909	53,088	1,117,157	1,447,881	28,770	35,349
Units purchased	585,127	684,472	8,793	1,282	154,342	199,768	2,892	4,703
Units redeemed	(862,445)	(1,001,256)	(16,097)	(8,461)	(313,287)	(530,492)	(9,184)	(11,282)

Ending units	1,692,213	1,969,531	38,605	45,909	958,212	1,117,157	22,478	28,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG		GIG3		NVIE6		NVNMO1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(32,607)	(12,515)	(113,405)	(63,815)	(676)	(619)	(78,943)	190,010
Realized gain (loss) on investments	108,585	(41,790)	1,107,891	562,321	10,232	(3,325)	3,718,968	1,162,866
Change in unrealized gain (loss) on investments	784,737	831,862	1,952,461	2,161,661	2,493	16,734	18,110,887	3,576,195
Reinvested capital gains	-	-	-	-	-	-	2,899,262	4,496,098

Net increase (decrease) in contract owners’ equity resulting from operations	860,715	777,557	2,946,947	2,660,167	12,049	12,790	24,650,174	9,425,169

Equity transactions:
Purchase payments received from contract owners (note 3)	14,222	71,657	268,611	198,658	(71)	-	625,427	750,782
Transfers between subaccounts (including fixed account), net (note 3)	(431,460)	168,497.00	(621,199)	(1,217,443)	(44,155)	12,315	(2,112,340)	(4,887,700)
Redemptions (note 3)	(731,362)	(791,951)	(2,323,807)	(3,334,179)	(3,495)	(10,245)	(10,060,584)	(9,005,640)
Annuity benefits	(3,077)	(2,864)	(3,525)	(403)	(2,441)	(2,202)	(17,179)	(12,994)
Contract maintenance charges (note 2)	(89)	(114)	(481)	(576)	-	-	(1,210)	(1,250)
Contingent deferred sales charges (note 2)	(400)	(439)	(1,894)	(4,516)	-	-	(5,753)	(6,693)
Adjustments to maintain reserves	1,429	2,670	2,510	33,436	1	1	(10,525)	(21,970)

Net equity transactions	(1,150,737)	(552,544)	(2,679,785)	(4,325,023)	(50,161)	(131)	(11,582,164)	(13,185,465)

Net change in contract owners’ equity	(290,022)	225,013	267,162	(1,664,856)	(38,112)	12,659	13,068,010	(3,760,296)
Contract owners’ equity beginning of period	5,899,967	5,674,954	19,143,368	20,808,224	102,496	89,837	62,425,368	66,185,664

Contract owners’ equity end of period	$5,609,945	5,899,967	19,410,530	19,143,368	64,384	102,496	75,493,378	62,425,368

CHANGES IN UNITS:
Beginning units	475,976	523,208	975,577	1,215,140	13,008	12,973	6,918,204	8,487,495
Units purchased	6,809	36,568	72,107	45,440	129	1,860	514,381	266,031
Units redeemed	(94,497)	(83,800)	(198,925)	(285,003)	(6,098)	(1,825)	(1,550,775)	(1,835,322)

Ending units	388,288	475,976	848,759	975,577	7,039	13,008	5,881,810	6,918,204

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVNSR1		NVCRA2		NVCRB2		NVCCA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(19,077)	8,789	5,248	(4,173)	56,574	32,650	23,538	6,233
Realized gain (loss) on investments	672,203	166,100	72,896	104,133	225,919	179,818	251,710	394,798
Change in unrealized gain (loss) on investments	1,060,119	209,208	534,829	143,967	821,279	518,711	670,360	191,385
Reinvested capital gains	-	-	66,997	89,121	233,150	117,386	169,362	84,438

Net increase (decrease) in contract owners’ equity resulting from operations	1,713,245	384,097	679,970	333,048	1,336,922	848,565	1,114,970	676,854

Equity transactions:
Purchase payments received from contract owners (note 3)	235,378	73,355	379,971	85,111	463,353	263,528	224,955	82,301
Transfers between subaccounts (including fixed account), net (note 3)	149,267	898,702.00	331,415	(374,742)	1,083,939	1,683,974	60,585	337,615
Redemptions (note 3)	(604,368)	(459,244)	(331,538)	(412,613)	(1,286,693)	(1,393,331)	(573,668)	(743,070)
Annuity benefits	(1,403)	(611)	-	-	(488)	(4,550)	(1,109)	(1,006)
Contract maintenance charges (note 2)	(481)	(512)	(825)	(756)	(234)	(263)	(375)	(426)
Contingent deferred sales charges (note 2)	(2,692)	(2,376)	(1,425)	(1,928)	(5,082)	(1,721)	(271)	(3,091)
Adjustments to maintain reserves	(271)	(145)	(67)	(58)	(137)	(159)	(80)	(98)

Net equity transactions	(224,570)	509,169	377,531	(704,986)	254,658	547,478	(289,963)	(327,775)

Net change in contract owners’ equity	1,488,675	893,266	1,057,501	(371,938)	1,591,580	1,396,043	825,007	349,079
Contract owners’ equity beginning of period	4,489,865	3,596,599	2,253,238	2,625,176	9,863,365	8,467,322	5,951,873	5,602,794

Contract owners’ equity end of period	$5,978,540	4,489,865	3,310,739	2,253,238	11,454,945	9,863,365	6,776,880	5,951,873

CHANGES IN UNITS:
Beginning units	432,385	381,863	228,694	306,028	860,739	806,397	550,198	581,248
Units purchased	311,634	161,394	72,663	13,090	189,024	256,676	65,703	97,012
Units redeemed	(324,820)	(110,872)	(38,631)	(90,424)	(164,939)	(202,334)	(92,571)	(128,062)

Ending units	419,199	432,385	262,726	228,694	884,824	860,739	523,330	550,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$43,129	38,915	96,551	39,257	15,421	(10,944)	48,401	38,684
Realized gain (loss) on investments	140,137	62,643	636,479	789,237	350,179	232,437	191,716	127,228
Change in unrealized gain (loss) on investments	(12,696)	352,796	1,998,015	889,044	974,035	551,645	411,507	409,829
Reinvested capital gains	132,527	130,428	539,589	297,097	353,605	199,681	175,701	157,872

Net increase (decrease) in contract owners’ equity resulting from operations	303,097	584,782	3,270,634	2,014,635	1,693,240	972,819	827,325	733,613

Equity transactions:
Purchase payments received from contract owners (note 3)	305,130	221,564	1,517,880	453,393	601,843	472,320	91,920	381,831
Transfers between subaccounts (including fixed account), net (note 3)	918,901	(259,890.00)	819,065	388,653	(395,777)	(112,416)	263,024	86,397
Redemptions (note 3)	(1,933,040)	(2,184,751)	(2,049,303)	(2,123,338)	(706,043)	(1,215,069)	(1,118,338)	(1,100,818)
Annuity benefits	(32,250)	(32,053)	(56,161)	(55,361)	(86,114)	(76,791)	(1,526)	(3,733)
Contract maintenance charges (note 2)	(356)	(294)	(1,324)	(1,341)	(833)	(1,008)	(299)	(338)
Contingent deferred sales charges (note 2)	(5,382)	(3,437)	(4,269)	(3,824)	(2,798)	(1,522)	(387)	(1,307)
Adjustments to maintain reserves	7,388	6,120	(116)	(235)	(66)	(69)	(140)	(137)

Net equity transactions	(739,609)	(2,252,741)	225,772	(1,342,053)	(589,788)	(934,555)	(765,746)	(638,105)

Net change in contract owners’ equity	(436,512)	(1,667,959)	3,496,406	672,582	1,103,452	38,264	61,579	95,508
Contract owners’ equity beginning of period	8,401,952	10,069,911	19,616,266	18,943,684	7,794,694	7,756,430	8,718,471	8,622,963

Contract owners’ equity end of period	$7,965,440	8,401,952	23,112,672	19,616,266	8,898,146	7,794,694	8,780,050	8,718,471

CHANGES IN UNITS:
Beginning units	684,120	876,996	1,704,961	1,828,979	627,883	715,736	771,585	824,921
Units purchased	172,989	289,652	381,779	502,464	111,474	109,088	77,421	93,616
Units redeemed	(230,479)	(482,528)	(351,878)	(626,482)	(155,862)	(196,941)	(142,680)	(146,952)

Ending units	626,630	684,120	1,734,862	1,704,961	583,495	627,883	706,326	771,585

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCBD1		NVCBD2		NVLCP2		TRF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$58,524	180,427	1,230	7,543	19,307	61,280	267,920	329,384
Realized gain (loss) on investments	31,105	302,473	20,815	22,256	30,413	126,803	4,456,527	2,604,752
Change in unrealized gain (loss) on investments	(417,690)	16,428	(63,770)	13,363	(379,754)	54,615	23,465,035	9,899,571
Reinvested capital gains	72,537	52,973	8,266	5,975	123,654	129,449	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255,524)	552,301	(33,459)	49,137	(206,380)	372,147	28,189,482	12,833,707

Equity transactions:
Purchase payments received from contract owners (note 3)	234,771	308,145	-	6,265	239,829	153,481	1,299,416	1,172,108
Transfers between subaccounts (including fixed account), net (note 3)	(1,239,421)	859,819.00	(5,979)	94,251	(461,312)	1,154,613	(1,576,738)	(2,474,688)
Redemptions (note 3)	(2,173,198)	(1,700,762)	(182,850)	(140,863)	(784,313)	(1,258,156)	(12,800,426)	(15,110,064)
Annuity benefits	(11,250)	(13,491)	-	-	(8,352)	(10,165)	(96,685)	(89,070)
Contract maintenance charges (note 2)	(262)	(335)	-	-	(73)	(84)	(5,866)	(6,758)
Contingent deferred sales charges (note 2)	(1,779)	(2,601)	-	(308)	(76)	(883)	(13,804)	(15,190)
Adjustments to maintain reserves	(9,710)	(234)	(13)	(21)	(156)	(150)	733	(1,348)

Net equity transactions	(3,200,849)	(549,459)	(188,842)	(40,676)	(1,014,453)	38,656	(13,193,370)	(16,525,010)

Net change in contract owners’ equity	(3,456,373)	2,842	(222,301)	8,461	(1,220,833)	410,803	14,996,112	(3,691,303)
Contract owners’ equity beginning of period	9,228,351	9,225,509	913,159	904,698	6,429,992	6,019,189	100,922,244	104,613,547

Contract owners’ equity end of period	$5,771,978	9,228,351	690,858	913,159	5,209,159	6,429,992	115,918,356	100,922,244

CHANGES IN UNITS:
Beginning units	720,113	766,295	76,022	79,379	468,113	463,061	7,146,201	8,372,529
Units purchased	219,953	503,431	3,434	11,410	115,682	201,501	170,704	154,058
Units redeemed	(474,979)	(549,613)	(19,443)	(14,767)	(192,868)	(196,449)	(986,217)	(1,380,386)

Ending units	465,087	720,113	60,013	76,022	390,927	468,113	6,330,688	7,146,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF2		GBF		GBF2		CAF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,786)	(3,033)	1,202,870	1,976,152	(9,334)	(3,889)	(115,254)	(144,403)
Realized gain (loss) on investments	15,728	(26,088)	(1,502,888)	2,136,203	(51,440)	72,364	2,081,296	2,112,701
Change in unrealized gain (loss) on investments	100,703	81,658	(10,567,064)	(6,786,423)	(230,808)	(181,347)	5,378,537	1,493,152
Reinvested capital gains	-	-	1,860,134	6,481,589	44,758	162,690	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	112,645	52,537	(9,006,948)	3,807,521	(246,824)	49,818	7,344,579	3,461,450

Equity transactions:
Purchase payments received from contract owners (note 3)	2,618	5,009	2,283,235	3,213,595	11,311	8,474	643,749	561,295
Transfers between subaccounts (including fixed account), net (note 3)	(1,464)	(13,309.00)	(9,000,572)	(4,012,839)	(65,649)	(51,437)	(607,155)	304,172
Redemptions (note 3)	(55,985)	(109,133)	(26,931,262)	(32,180,724)	(777,713)	(1,324,788)	(3,758,968)	(3,973,008)
Annuity benefits	-	-	(151,762)	(186,593)	(645)	(688)	(7,068)	(6,679)
Contract maintenance charges (note 2)	-	-	(3,233)	(4,026)	-	-	(2,178)	(2,448)
Contingent deferred sales charges (note 2)	-	-	(15,876)	(35,254)	-	(337)	(6,202)	(4,248)
Adjustments to maintain reserves	(26)	(39)	(4,126)	(493)	67	113	(634)	(1,245)

Net equity transactions	(54,857)	(117,472)	(33,823,596)	(33,206,334)	(832,629)	(1,368,663)	(3,738,456)	(3,122,161)

Net change in contract owners’ equity	57,788	(64,935)	(42,830,544)	(29,398,813)	(1,079,453)	(1,318,845)	3,606,123	339,289
Contract owners’ equity beginning of period	410,807	475,742	190,657,396	220,056,209	4,539,972	5,858,817	27,790,594	27,451,305

Contract owners’ equity end of period	$468,595	410,807	147,826,852	190,657,396	3,460,519	4,539,972	31,396,717	27,790,594

CHANGES IN UNITS:
Beginning units	35,483	45,677	10,447,542	12,293,357	336,649	438,421	2,932,172	3,261,287
Units purchased	213	4,075	1,123,266	2,510,918	27,838	15,903	160,603	300,397
Units redeemed	(4,148)	(14,269)	(3,035,291)	(4,356,733)	(91,247)	(117,675)	(509,553)	(629,512)

Ending units	31,548	35,483	8,535,517	10,447,542	273,240	336,649	2,583,222	2,932,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$65,391	39,830	171,188	113,559	40,033	35,527	11,447	6,033
Realized gain (loss) on investments	13,535	(440,621)	1,685,717	(4,973,056)	117,025	71,212	80,202	25,146
Change in unrealized gain (loss) on investments	601,658	1,000,600	8,185,369	10,310,917	446,098	222,600	104,784	69,595
Reinvested capital gains	-	-	-	-	52,924	51,866	22,851	12,712

Net increase (decrease) in contract owners’ equity resulting from operations	680,584	599,809	10,042,274	5,451,420	656,080	381,205	219,284	113,486

Equity transactions:
Purchase payments received from contract owners (note 3)	194,593	40,012	1,434,871	861,151	294,630	101,200	333,906	26,796
Transfers between subaccounts (including fixed account), net (note 3)	267,742	(2,511,726.00)	(334,464)	(1,205,415)	740,549	728,177	392,476	129,707
Redemptions (note 3)	(218,638)	(288,580)	(5,153,873)	(3,954,065)	(417,032)	(463,412)	(333,711)	(200,100)
Annuity benefits	-	(999)	(129,146)	(113,109)	(1,914)	(1,826)	(1,564)	(1,168)
Contract maintenance charges (note 2)	(66)	(80)	(5,941)	(6,624)	(230)	(148)	(111)	(119)
Contingent deferred sales charges (note 2)	(23)	(881)	(15,188)	(19,205)	(453)	(229)	(452)	(1,999)
Adjustments to maintain reserves	(86)	(135)	(445)	(322)	(130)	(40)	(40)	(51)

Net equity transactions	243,522	(2,762,389)	(4,204,186)	(4,437,589)	615,420	363,722	390,504	(46,934)

Net change in contract owners’ equity	924,106	(2,162,580)	5,838,088	1,013,831	1,271,500	744,927	609,788	66,552
Contract owners’ equity beginning of period	3,273,006	5,435,586	40,767,150	39,753,319	5,145,908	4,400,981	1,084,524	1,017,972

Contract owners’ equity end of period	$4,197,112	3,273,006	46,605,238	40,767,150	6,417,408	5,145,908	1,694,312	1,084,524

CHANGES IN UNITS:
Beginning units	360,461	701,900	2,595,098	2,902,862	377,590	349,250	70,337	73,171
Units purchased	107,247	94,549	414,140	512,812	91,606	82,240	53,580	14,863
Units redeemed	(80,179)	(435,988)	(652,679)	(820,576)	(48,893)	(53,900)	(29,679)	(17,697)

Ending units	387,529	360,461	2,356,559	2,595,098	420,303	377,590	94,238	70,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVIDC		GVIDM		GVDMA		GVDMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$155,625	226,146	844,136	781,128	384,078	297,172	277,452	272,568
Realized gain (loss) on investments	1,410,612	163,471	(690,016)	(2,282,610)	(1,040,704)	(2,707,646)	146,556	(172,528)
Change in unrealized gain (loss) on investments	(693,654)	816,295	29,702,227	21,435,832	20,377,081	14,726,916	4,435,192	4,103,118
Reinvested capital gains	593,385	646,625	-	-	-	-	784,191	276,192

Net increase (decrease) in contract owners’ equity resulting from operations	1,465,968	1,852,537	29,856,347	19,934,350	19,720,455	12,316,442	5,643,391	4,479,350

Equity transactions:
Purchase payments received from contract owners (note 3)	1,089,921	592,329	3,468,559	3,116,306	2,859,480	2,254,291	1,320,583	780,354
Transfers between subaccounts (including fixed account), net (note 3)	(3,999,788)	3,036,497.00	(667,881)	(3,535,321)	(2,492,035)	(2,600,800)	494,036	(1,083,453)
Redemptions (note 3)	(7,373,721)	(7,441,332)	(29,071,172)	(33,208,120)	(12,242,924)	(18,372,990)	(11,625,246)	(8,497,493)
Annuity benefits	(33,711)	(34,779)	(653,193)	(645,565)	(334,826)	(302,391)	(140,208)	(136,377)
Contract maintenance charges (note 2)	(1,074)	(1,052)	(10,299)	(11,658)	(12,462)	(13,764)	(2,740)	(3,225)
Contingent deferred sales charges (note 2)	(6,525)	(7,688)	(31,282)	(42,067)	(33,238)	(44,897)	(7,562)	(18,401)
Adjustments to maintain reserves	(410)	(471)	(6,831)	(4,518)	2,344	1,120	84	(46)

Net equity transactions	(10,325,308)	(3,856,496)	(26,972,099)	(34,330,943)	(12,253,661)	(19,079,431)	(9,961,053)	(8,958,641)

Net change in contract owners’ equity	(8,859,340)	(2,003,959)	2,884,248	(14,396,593)	7,466,794	(6,762,989)	(4,317,662)	(4,479,291)
Contract owners’ equity beginning of period	46,629,290	48,633,249	209,723,689	224,120,282	100,397,839	107,160,828	65,203,477	69,682,768

Contract owners’ equity end of period	$37,769,950	46,629,290	212,607,937	209,723,689	107,864,633	100,397,839	60,885,815	65,203,477

CHANGES IN UNITS:
Beginning units	3,409,144	3,695,621	13,526,513	15,869,278	6,299,513	7,590,233	4,348,864	4,970,184
Units purchased	312,005	714,789	873,774	658,854	335,577	219,608	291,672	248,024
Units redeemed	(1,067,449)	(1,001,266)	(2,529,526)	(3,001,619)	(1,047,174)	(1,510,328)	(930,802)	(869,344)

Ending units	2,653,700	3,409,144	11,870,761	13,526,513	5,587,916	6,299,513	3,709,734	4,348,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MCIF		SAM		NVMIG1		NVMIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(45,318)	(102,049)	(2,285,834)	(2,623,399)	650	30	61,651	(265,816)
Realized gain (loss) on investments	3,099,266	1,672,668	2,719	-	7,544	117	2,364,611	1,806,589
Change in unrealized gain (loss) on investments	21,750,573	6,565,448	185	-	17,458	5,294	6,638,618	5,322,966
Reinvested capital gains	2,585,430	6,418,782	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	27,389,951	14,554,849	(2,282,930)	(2,623,399)	25,652	5,441	9,064,880	6,863,739

Equity transactions:
Purchase payments received from contract owners (note 3)	1,603,925	1,255,953	25,724,722	19,798,113	2,115	1,226	397,156	394,452
Transfers between subaccounts (including fixed account), net (note 3)	(1,286,590)	(6,343,905.00)	60,462,107	52,711,328	105,363	51,663	(800,459)	(1,735,951)
Redemptions (note 3)	(13,643,843)	(14,261,432)	(111,247,518)	(119,333,539)	(9,184)	-	(6,721,247)	(7,181,845)
Annuity benefits	(79,505)	(72,311)	(204,346)	(274,766)	-	-	(7,146)	(8,691)
Contract maintenance charges (note 2)	(2,043)	(2,439)	(3,536)	(3,940)	-	-	(1,246)	(1,447)
Contingent deferred sales charges (note 2)	(11,233)	(15,783)	(37,413)	(85,261)	(60)	-	(6,593)	(7,079)
Adjustments to maintain reserves	(130)	(628)	(3,324)	(11,356)	40	(12)	(657)	(524)

Net equity transactions	(13,419,419)	(19,440,545)	(25,309,308)	(47,199,421)	98,274	52,877	(7,140,192)	(8,541,085)

Net change in contract owners’ equity	13,970,532	(4,885,696)	(27,592,238)	(49,822,820)	123,926	58,318	1,924,688	(1,677,346)
Contract owners’ equity beginning of period	92,249,454	97,135,150	208,761,386	258,584,206	70,192	11,874	49,431,910	51,109,256

Contract owners’ equity end of period	$106,219,986	92,249,454	181,169,148	208,761,386	194,118	70,192	51,356,598	49,431,910

CHANGES IN UNITS:
Beginning units	3,063,218	3,748,165	17,342,803	21,235,532	4,488	870	5,166,488	6,118,224
Units purchased	262,494	163,045	17,555,131	12,995,450	8,504	3,675	134,217	159,785
Units redeemed	(644,909)	(847,992)	(19,730,661)	(16,888,179)	(2,659)	(57)	(828,111)	(1,111,521)

Ending units	2,680,803	3,063,218	15,167,273	17,342,803	10,333	4,488	4,472,594	5,166,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(7)	(23)	96,403	(71,638)	3,105	(6,320)	(92,531)	(169,232)
Realized gain (loss) on investments	(689)	(103)	(55,037)	(2,350,431)	(12,894)	(64,243)	1,561,348	723,827
Change in unrealized gain (loss) on investments	735	421	1,637,052	3,774,656	92,577	136,480	3,681,806	2,168,296
Reinvested capital gains	-	-	-	-	-	-	1,594,683	569,918

Net increase (decrease) in contract owners’ equity resulting from operations	39	295	1,678,418	1,352,587	82,788	65,917	6,745,306	3,292,809

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	134,306	178,748	-	394	928,877	289,126
Transfers between subaccounts (including fixed account), net (note 3)	(2,109)	-	(351,150)	(327,222)	(9,343)	148	1,318,963	(800,871)
Redemptions (note 3)	9	14	(1,237,758)	(1,374,162)	(54,936)	(36,372)	(3,350,997)	(3,424,154)
Annuity benefits	(51)	(186)	-	-	(9,647)	(9,354)	(29,497)	(30,177)
Contract maintenance charges (note 2)	-	-	(433)	(466)	-	-	(1,166)	(1,439)
Contingent deferred sales charges (note 2)	-	-	(747)	(2,864)	-	(7)	(5,216)	(6,741)
Adjustments to maintain reserves	-	(1)	(437)	(365)	(617)	1,147	46	(1,590)

Net equity transactions	(2,151)	(173)	(1,456,219)	(1,526,331)	(74,543)	(44,044)	(1,138,990)	(3,975,846)

Net change in contract owners’ equity	(2,112)	122	222,199	(173,744)	8,245	21,873	5,606,316	(683,037)
Contract owners’ equity beginning of period	2,112	1,990	9,296,209	9,469,953	462,688	440,815	22,170,759	22,853,796

Contract owners’ equity end of period	$-	2,112	9,518,408	9,296,209	470,933	462,688	27,777,075	22,170,759

CHANGES IN UNITS:
Beginning units	179	195	603,932	712,738	30,450	32,579	2,143,624	2,538,927
Units purchased	1	1	32,392	124,783	312	2,676	527,754	263,513
Units redeemed	(180)	(17)	(121,132)	(233,589)	(5,078)	(4,805)	(651,445)	(658,816)

Ending units	-	179	515,192	603,932	25,684	30,450	2,019,933	2,143,624

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(6,744)	(9,002)	26,644	15,767	(14,941)	(19,498)	(973,483)	(956,816)
Realized gain (loss) on investments	55,888	38,399	875,426	(22,564)	160,736	131,244	6,540,293	5,719,988
Change in unrealized gain (loss) on investments	49,760	30,395	1,033,730	1,168,951	644,838	379,900	15,872,688	(1,331,738)
Reinvested capital gains	34,059	12,892	411,470	-	168,195	-	6,296,586	7,806,377

Net increase (decrease) in contract owners’ equity resulting from operations	132,963	72,684	2,347,270	1,162,154	958,828	491,646	27,736,084	11,237,811

Equity transactions:
Purchase payments received from contract owners (note 3)	281	37,633	202,535	131,875	794	10,813	1,265,766	1,168,127
Transfers between subaccounts (including fixed account), net (note 3)	(37,834)	(35,569.00)	586,875	388,586	(89,310)	(69,447)	(1,243,211)	(3,693,233)
Redemptions (note 3)	(110,054)	(103,768)	(1,309,528)	(1,576,981)	(358,881)	(649,864)	(12,580,787)	(13,563,970)
Annuity benefits	(215)	(610)	(134)	(388)	(10,799)	(14,327)	(77,400)	(72,894)
Contract maintenance charges (note 2)	-	-	(156)	(168)	(11)	(16)	(2,775)	(3,367)
Contingent deferred sales charges (note 2)	-	(86)	(1,444)	(1,295)	(221)	(57)	(14,030)	(17,439)
Adjustments to maintain reserves	4	(35,876)	(313)	(324)	3,323	37,699	(65)	25,214

Net equity transactions	(147,818)	(138,276)	(522,165)	(1,058,695)	(455,105)	(685,199)	(12,652,502)	(16,157,562)

Net change in contract owners’ equity	(14,855)	(65,592)	1,825,105	103,459	503,723	(193,553)	15,083,582	(4,919,751)
Contract owners’ equity beginning of period	474,688	540,280	7,958,019	7,854,560	3,121,845	3,315,398	80,225,363	85,145,114

Contract owners’ equity end of period	$459,833	474,688	9,783,124	7,958,019	3,625,568	3,121,845	95,308,945	80,225,363

CHANGES IN UNITS:
Beginning units	47,902	62,261	701,373	806,019	307,809	390,315	7,505,685	9,057,308
Units purchased	28	189	361,946	193,239	4,310	4,095	394,164	242,930
Units redeemed	(12,222)	(14,548)	(419,193)	(297,885)	(44,315)	(86,601)	(1,408,431)	(1,794,553)

Ending units	35,708	47,902	644,126	701,373	267,804	307,809	6,491,418	7,505,685

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMG2		NVMMV2		SCGF		SCGF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(82,988)	(76,776)	2,422	(46,627)	(289,546)	(267,591)	(6,308)	(6,447)
Realized gain (loss) on investments	375,338	388,477	4,110,043	2,569,169	4,781,175	898,874	22,217	4,938
Change in unrealized gain (loss) on investments	1,220,839	(102,103)	11,592,126	159,150	2,986,216	2,131,203	82,910	41,495
Reinvested capital gains	486,322	547,237	2,959,602	5,672,390	1,479,517	-	18,489	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,999,511	756,835	18,664,193	8,354,082	8,957,362	2,762,486	117,308	39,986

Equity transactions:
Purchase payments received from contract owners (note 3)	30,933	50,940	562,036	702,057	413,334	430,837	90	-
Transfers between subaccounts (including fixed account), net (note 3)	137,454	(312,927.00)	(659,665)	(2,164,846)	465,871	(1,181,060)	(8,534)	25,418
Redemptions (note 3)	(469,107)	(677,750)	(7,841,663)	(9,342,860)	(2,927,365)	(3,659,959)	(79,043)	(121,724)
Annuity benefits	-	-	(20,815)	(22,114)	(9,146)	(7,887)	(39)	(32)
Contract maintenance charges (note 2)	-	-	(1,170)	(1,336)	(796)	(891)	-	-
Contingent deferred sales charges (note 2)	-	-	(7,824)	(8,992)	(2,852)	(3,104)	-	(108)
Adjustments to maintain reserves	(76)	(70)	(205)	(723)	2,573	(552)	(33)	(41)

Net equity transactions	(300,796)	(939,807)	(7,969,306)	(10,838,814)	(2,058,381)	(4,422,616)	(87,559)	(96,487)

Net change in contract owners’ equity	1,698,715	(182,972)	10,694,887	(2,484,732)	6,898,981	(1,660,130)	29,749	(56,501)
Contract owners’ equity beginning of period	5,689,561	5,872,533	57,673,371	60,158,103	22,111,080	23,771,210	318,125	374,626

Contract owners’ equity end of period	$7,388,276	5,689,561	68,368,258	57,673,371	29,010,061	22,111,080	347,874	318,125

CHANGES IN UNITS:
Beginning units	549,050	641,306	5,061,320	6,072,780	1,396,829	1,683,899	30,452	39,878
Units purchased	50,099	25,644	462,760	134,230	385,680	149,307	936	2,588
Units redeemed	(78,132)	(117,900)	(1,051,607)	(1,145,690)	(496,614)	(436,377)	(7,825)	(12,014)

Ending units	521,017	549,050	4,472,473	5,061,320	1,285,895	1,396,829	23,563	30,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCVF		SCVF2		SCF		SCF2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(327,712)	(290,000)	(10,005)	(10,690)	(973,370)	(907,477)	(29,717)	(31,776)
Realized gain (loss) on investments	2,316,792	(2,415,600)	75,812	19,474	(151,816)	(5,816,670)	110,603	(81,912)
Change in unrealized gain (loss) on investments	32,228,768	19,379,035	197,855	132,737	34,389,528	19,453,972	479,634	324,374
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,217,848	16,673,435	263,662	141,521	33,264,342	12,729,825	560,520	210,686

Equity transactions:
Purchase payments received from contract owners (note 3)	1,261,309	1,088,900	26,427	923	1,169,084	885,343	16,662	(1)
Transfers between subaccounts (including fixed account), net (note 3)	(1,445,699)	(3,924,376.00)	(32,583)	(24,517)	(3,643,463)	(4,005,654)	(49,023)	(7,027)
Redemptions (note 3)	(13,597,700)	(13,822,451)	(141,399)	(191,407)	(12,161,561)	(13,453,715)	(347,347)	(226,367)
Annuity benefits	(50,108)	(43,183)	(112)	(90)	(45,916)	(49,169)	-	-
Contract maintenance charges (note 2)	(2,240)	(2,236)	-	-	(2,353)	(2,625)	-	-
Contingent deferred sales charges (note 2)	(9,794)	(11,703)	-	(4)	(10,360)	(11,786)	-	(2)
Adjustments to maintain reserves	478	(1,102)	(6)	(9)	(5,405)	(45,772)	(71)	(69)

Net equity transactions	(13,843,754)	(16,716,151)	(147,673)	(215,104)	(14,699,974)	(16,683,378)	(379,779)	(233,466)

Net change in contract owners’ equity	20,374,094	(42,716)	115,989	(73,583)	18,564,368	(3,953,553)	180,741	(22,780)
Contract owners’ equity beginning of period	93,728,992	93,771,708	766,719	840,302	91,054,143	95,007,696	1,667,793	1,690,573

Contract owners’ equity end of period	$114,103,086	93,728,992	882,708	766,719	109,618,511	91,054,143	1,848,534	1,667,793

CHANGES IN UNITS:
Beginning units	2,933,718	3,501,538	51,758	67,112	3,336,881	3,983,163	107,261	123,033
Units purchased	221,427	86,600	5,226	2,146	132,253	103,072	5,230	1,937
Units redeemed	(587,790)	(654,420)	(13,656)	(17,500)	(585,612)	(749,354)	(26,193)	(17,709)

Ending units	2,567,355	2,933,718	43,328	51,758	2,883,522	3,336,881	86,298	107,261

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,155,362	843,565	291	7,765	(1,364,844)	(1,706,436)	(111,863)	(132,571)
Realized gain (loss) on investments	2,251,573	2,472,953	71,552	77,263	16,963,567	6,894,095	395,132	269,309
Change in unrealized gain (loss) on investments	(4,685,544)	3,209,477	(151,823)	160,584	101,875,169	57,222,440	2,263,967	1,320,959
Reinvested capital gains	-	-	7,003	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,278,609)	6,525,995	(72,977)	245,612	117,473,892	62,410,099	2,547,236	1,457,697

Equity transactions:
Purchase payments received from contract owners (note 3)	844,036	703,500	91,824	294,528	3,783,480	3,980,551	39,184	128,935
Transfers between subaccounts (including fixed account), net (note 3)	(4,165,175)	3,527,046.00	2,700,404	(750,669)	(15,002,562)	(17,637,828)	(189,004)	(238,390)
Redemptions (note 3)	(7,526,917)	(9,230,802)	(2,761,152)	(1,899,443)	(53,228,861)	(57,562,095)	(1,332,374)	(2,359,041)
Annuity benefits	(38,130)	(32,011)	(44,112)	(47,086)	(363,018)	(345,874)	(8,485)	(7,414)
Contract maintenance charges (note 2)	(433)	(575)	(70)	(159)	(11,433)	(13,604)	-	-
Contingent deferred sales charges (note 2)	(3,259)	(8,642)	(422)	(2,886)	(40,918)	(53,591)	(190)	(928)
Adjustments to maintain reserves	591	(689)	(204)	(176)	63	(4,872)	(10)	(1)

Net equity transactions	(10,889,287)	(5,042,173)	(13,732)	(2,405,891)	(64,863,249)	(71,637,313)	(1,490,879)	(2,476,839)

Net change in contract owners’ equity	(12,167,896)	1,483,822	(86,709)	(2,160,279)	52,610,643	(9,227,214)	1,056,357	(1,019,142)
Contract owners’ equity beginning of period	62,260,599	60,776,777	8,913,083	11,073,362	367,122,142	376,349,356	8,347,113	9,366,255

Contract owners’ equity end of period	$50,092,703	62,260,599	8,826,374	8,913,083	419,732,785	367,122,142	9,403,470	8,347,113

CHANGES IN UNITS:
Beginning units	3,260,113	3,529,900	782,664	998,649	22,889,891	27,561,260	541,918	708,208
Units purchased	320,384	624,672	472,734	123,223	493,446	589,116	7,018	16,251
Units redeemed	(902,881)	(894,459)	(467,183)	(339,208)	(4,042,173)	(5,260,485)	(93,175)	(182,541)

Ending units	2,677,616	3,260,113	788,215	782,664	19,341,164	22,889,891	455,761	541,918

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVTIV3		EIF		NVRE1		NCPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$20,419	56,090	(318,178)	9,783	268,562	(98,073)	46	-
Realized gain (loss) on investments	(95,058)	(96,155)	2,957,962	2,028,516	6,174,643	6,678,302	-	-
Change in unrealized gain (loss) on investments	563,105	564,600	5,342,002	1,686,887	(10,574,167)	(2,156,379)	981	-
Reinvested capital gains	25,031	58,833	-	-	6,193,818	8,596,787	41	-

Net increase (decrease) in contract owners’ equity resulting from operations	513,497	583,368	7,981,786	3,725,186	2,062,856	13,020,637	1,068	-

Equity transactions:
Purchase payments received from contract owners (note 3)	145,031	58,102	729,827	310,451	1,322,416	903,154	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(1,241,728)	806,951.00	4,307,984	(498,525)	(2,638,633)	(1,536,515)	186,472	-
Redemptions (note 3)	(393,758)	(486,782)	(3,626,839)	(3,154,321)	(11,383,152)	(13,210,987)	-	-
Annuity benefits	-	-	(39,067)	(36,177)	(43,357)	(49,385)	-	-
Contract maintenance charges (note 2)	(504)	(549)	(915)	(1,342)	(2,313)	(2,891)	-	-
Contingent deferred sales charges (note 2)	(2,519)	(2,022)	(4,139)	(5,889)	(8,737)	(15,031)	-	-
Adjustments to maintain reserves	(193)	(227)	(54)	(753)	3,541	(1,139)	(3)	-

Net equity transactions	(1,493,671)	375,473	1,366,797	(3,386,556)	(12,750,235)	(13,912,794)	186,469	-

Net change in contract owners’ equity	(980,174)	958,841	9,348,583	338,630	(10,687,379)	(892,157)	187,537	-
Contract owners’ equity beginning of period	4,099,498	3,140,657	23,058,786	22,720,156	92,443,657	93,335,814	-	-

Contract owners’ equity end of period	$3,119,324	4,099,498	32,407,369	23,058,786	81,756,278	92,443,657	187,537	-

CHANGES IN UNITS:
Beginning units	294,124	266,383	1,643,914	1,921,900	8,144,479	9,422,684	-	-
Units purchased	46,283	92,312	564,669	197,108	818,541	954,998	17,065	-
Units redeemed	(151,678)	(64,571)	(474,569)	(475,094)	(1,896,475)	(2,233,203)	-	-

Ending units	188,729	294,124	1,734,014	1,643,914	7,066,545	8,144,479	17,065	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NCPGI2		IDPG2		IDPGI2		NVSIX2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,349	-	1,442	-	332	-	7,173	-
Realized gain (loss) on investments	39	-	9	-	954	-	1,384	-
Change in unrealized gain (loss) on investments	11,009	-	4,703	-	758	-	35,682	-
Reinvested capital gains	1,942	-	144	-	102	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,339	-	6,298	-	2,146	-	44,239	-

Equity transactions:
Purchase payments received from contract owners (note 3)	207,151	-	38,765	-	-	-	51,725	-
Transfers between subaccounts (including fixed account), net (note 3)	4,624	-	82,121	-	30,828	-	798,847	-
Redemptions (note 3)	-	-	(251)	-	-	-	(29,460)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(15)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1)	-	3	-	6	-	7	-

Net equity transactions	211,774	-	120,638	-	30,834	-	821,104	-

Net change in contract owners’ equity	227,113	-	126,936	-	32,980	-	865,343	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$227,113	-	126,936	-	32,980	-	865,343	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	20,964	-	11,814	-	5,071	-	105,890	-
Units redeemed	-	-	(24)	-	(1,984)	-	(37,164)	-

Ending units	20,964	-	11,790	-	3,087	-	68,726	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVEX2		ALVGIB		ALVPGB		ALVSVB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$22,171	-	(9,113)	(6,809)	(17,457)	(18,763)	(84,970)	(86,127)
Realized gain (loss) on investments	47,937	-	(18,203)	(62,940)	53,065	18,259	1,452,591	151,342
Change in unrealized gain (loss) on investments	120,073	-	382,524	255,934	255,816	149,484	747,551	874,154
Reinvested capital gains	-	-	-	-	-	-	492,490	240,873

Net increase (decrease) in contract owners’ equity resulting from operations	190,181	-	355,208	186,185	291,424	148,980	2,607,662	1,180,242

Equity transactions:
Purchase payments received from contract owners (note 3)	542,986	-	-	30	-	4,802	385,367	193,660
Transfers between subaccounts (including fixed account), net (note 3)	1,204,898	-	(14,021)	42,873	(89,573)	(6,045)	(897,785)	(544,326)
Redemptions (note 3)	(56,261)	-	(398,115)	(235,857)	(113,122)	(216,322)	(846,719)	(1,519,801)
Annuity benefits	-	-	-	-	-	-	(38,099)	(34,444)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(47)	(43)
Contingent deferred sales charges (note 2)	-	-	(98)	-	(86)	-	(408)	(570)
Adjustments to maintain reserves	(55)	-	(73)	(61)	(30)	(1,278)	(271)	(266)

Net equity transactions	1,691,568	-	(412,307)	(193,015)	(202,811)	(218,843)	(1,397,962)	(1,905,790)

Net change in contract owners’ equity	1,881,749	-	(57,099)	(6,830)	88,613	(69,863)	1,209,700	(725,548)
Contract owners’ equity beginning of period	-	-	1,277,040	1,283,870	979,227	1,049,090	7,048,207	7,773,755

Contract owners’ equity end of period	$1,881,749	-	1,219,941	1,277,040	1,067,840	979,227	8,257,907	7,048,207

CHANGES IN UNITS:
Beginning units	-	-	102,976	118,845	85,005	104,755	498,580	630,824
Units purchased	269,602	-	1,449	9,691	2,108	1,774	397,462	105,235
Units redeemed	(108,954)	-	(30,404)	(25,560)	(18,167)	(21,524)	(464,694)	(237,479)

Ending units	160,648	-	74,021	102,976	68,946	85,005	431,348	498,580

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIG		ACVIG2		ACVIP2		ACVI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$643,444	535,392	191	(1,109)	277,492	910,398	8,508	(3,233)
Realized gain (loss) on investments	988,411	(216,697)	(2,670)	(52,504)	1,813,877	1,795,963	(17,141)	14,324
Change in unrealized gain (loss) on investments	15,888,675	6,857,406	311,501	181,032	(9,826,194)	(10,111)	333,675	265,670
Reinvested capital gains	-	-	-	-	2,185,191	1,625,515	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,520,530	7,176,101	309,022	127,419	(5,549,634)	4,321,765	325,042	276,761

Equity transactions:
Purchase payments received from contract owners (note 3)	582,715	695,536	3,292	35,048	1,152,828	798,686	39,358	193,303
Transfers between subaccounts (including fixed account), net (note 3)	(1,145,957)	145,281.00	(18,936)	17,981	(12,825,544)	903,784	112,743	(271,145)
Redemptions (note 3)	(7,695,649)	(9,003,443)	(123,120)	(249,371)	(9,100,010)	(9,557,966)	(111,013)	(260,286)
Annuity benefits	(26,845)	(22,598)	(474)	(403)	(135,970)	(156,267)	(1,574)	(1,362)
Contract maintenance charges (note 2)	(1,474)	(1,612)	-	-	(166)	(550)	-	-
Contingent deferred sales charges (note 2)	(6,279)	(7,873)	(241)	-	(3,468)	(5,758)	(1,190)	(1,156)
Adjustments to maintain reserves	100	(1,003)	50	51	(358)	(699)	314	173

Net equity transactions	(8,293,389)	(8,195,712)	(139,429)	(196,694)	(20,912,688)	(8,018,770)	38,638	(340,473)

Net change in contract owners’ equity	9,227,141	(1,019,611)	169,593	(69,275)	(26,462,322)	(3,697,005)	363,680	(63,712)
Contract owners’ equity beginning of period	54,947,189	55,966,800	1,003,588	1,072,863	69,228,365	72,925,370	1,516,065	1,579,777

Contract owners’ equity end of period	$64,174,330	54,947,189	1,173,181	1,003,588	42,766,043	69,228,365	1,879,745	1,516,065

CHANGES IN UNITS:
Beginning units	3,486,389	4,001,635	81,372	97,513	4,443,914	4,977,859	89,644	111,870
Units purchased	201,058	299,825	1,258	5,377	502,869	974,156	11,733	8,889
Units redeemed	(677,040)	(815,071)	(10,939)	(21,518)	(1,931,823)	(1,508,101)	(9,484)	(31,115)

Ending units	3,010,407	3,486,389	71,691	81,372	3,014,960	4,443,914	91,893	89,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVI3		ACVMV1		ACVMV2		ACVU1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$102	(922)	14,965	101,547	(3,035)	715	(197)	(1,263)
Realized gain (loss) on investments	12,461	6,556	631,438	397,125	22,852	(1,225)	45	69,989
Change in unrealized gain (loss) on investments	8,530	15,255	2,626,892	489,954	90,271	34,389	4,956	(17,278)
Reinvested capital gains	-	-	194,451	648,586	7,087	24,077	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,093	20,889	3,467,746	1,637,212	117,175	57,956	4,804	51,448

Equity transactions:
Purchase payments received from contract owners (note 3)	(181)	(250)	630,750	97,307	-	659	(8)	200
Transfers between subaccounts (including fixed account), net (note 3)	(17,129)	(2,162.00)	1,496,368	(206,989)	(46,598)	(23,760)	(9)	(264,696)
Redemptions (note 3)	(17,441)	(20,878)	(1,551,284)	(1,250,736)	(12,518)	(18,432)	8	(8,595)
Annuity benefits	(682)	(589)	-	-	(28,328)	(31,185)	-	-
Contract maintenance charges (note 2)	(12)	(12)	(357)	(383)	-	-	7	-
Contingent deferred sales charges (note 2)	1	-	(1,206)	(1,889)	-	-	1	-
Adjustments to maintain reserves	137	100	(338)	(221)	1,173	(1,105)	3	4

Net equity transactions	(35,307)	(23,791)	573,933	(1,362,911)	(86,271)	(73,823)	2	(273,087)

Net change in contract owners’ equity	(14,214)	(2,902)	4,041,679	274,301	30,904	(15,867)	4,806	(221,639)
Contract owners’ equity beginning of period	116,815	119,717	11,680,827	11,406,526	445,290	461,157	13,858	235,497

Contract owners’ equity end of period	$102,601	116,815	15,722,506	11,680,827	476,194	445,290	18,664	13,858

CHANGES IN UNITS:
Beginning units	7,644	9,402	851,917	958,698	28,445	33,862	1,197	22,767
Units purchased	-	76	264,824	133,130	525	1,614	-	83,223
Units redeemed	(2,168)	(1,834)	(224,053)	(239,911)	(5,230)	(7,031)	-	(104,793)

Ending units	5,476	7,644	892,688	851,917	23,740	28,445	1,197	1,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVV		DVSCS		DCAP		DCAPS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$11,316	16,322	(11,673)	(169,538)	551,280	1,724,538	(2,610)	16,599
Realized gain (loss) on investments	208,471	24,153	2,161,139	1,924,971	822,927	414,890	72,661	(5,431)
Change in unrealized gain (loss) on investments	356,902	226,680	6,411,883	776,328	10,499,289	3,755,580	126,905	92,804
Reinvested capital gains	-	-	367,633	847,920	158,836	-	2,908	-

Net increase (decrease) in contract owners’ equity resulting from operations	576,689	267,155	8,928,982	3,379,681	12,032,332	5,895,008	199,864	103,972

Equity transactions:
Purchase payments received from contract owners (note 3)	59,917	194,317	394,100	593,916	979,213	1,340,875	39	752
Transfers between subaccounts (including fixed account), net (note 3)	745	(96,126.00)	1,161,326	(656,004)	(3,768,177)	4,071,721	(17,588)	14,960
Redemptions (note 3)	(447,556)	(434,596)	(3,956,872)	(3,220,861)	(7,980,505)	(9,344,431)	(227,984)	(310,355)
Annuity benefits	-	(23)	(47,568)	(39,262)	(45,932)	(50,007)	-	-
Contract maintenance charges (note 2)	-	1	(1,260)	(1,327)	(1,162)	(1,296)	-	-
Contingent deferred sales charges (note 2)	(2,621)	(811)	(3,505)	(4,469)	(7,957)	(13,633)	-	(1,447)
Adjustments to maintain reserves	(244)	670	(425)	(393)	(11,037)	(1,225)	(16)	(27)

Net equity transactions	(389,759)	(336,568)	(2,454,204)	(3,328,400)	(10,835,557)	(3,997,996)	(245,549)	(296,117)

Net change in contract owners’ equity	186,930	(69,413)	6,474,778	51,281	1,196,775	1,897,012	(45,685)	(192,145)
Contract owners’ equity beginning of period	2,070,334	2,139,747	24,416,512	24,365,231	65,893,721	63,996,709	1,180,325	1,372,470

Contract owners’ equity end of period	$2,257,264	2,070,334	30,891,290	24,416,512	67,090,496	65,893,721	1,134,640	1,180,325

CHANGES IN UNITS:
Beginning units	92,264	108,358	1,365,131	1,559,234	3,631,658	3,822,632	88,355	111,004
Units purchased	8,524	9,047	239,846	303,818	267,249	831,000	1,555	7,733
Units redeemed	(23,650)	(25,141)	(363,582)	(497,921)	(821,988)	(1,021,974)	(17,896)	(30,382)

Ending units	77,138	92,264	1,241,395	1,365,131	3,076,919	3,631,658	72,014	88,355

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DSC		DVIV		FCA2S		FHIBS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(438)	(399)	740	1,571	(3,241)	(7,239)	102,786	114,353
Realized gain (loss) on investments	1,948	2,316	1,976	(11,928)	11,106	15,559	120,765	170,875
Change in unrealized gain (loss) on investments	11,119	5,079	7,999	18,475	25,776	3,694	(125,995)	(31,484)
Reinvested capital gains	-	-	-	-	6,689	25,080	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,629	6,996	10,715	8,118	40,330	37,094	97,556	253,744

Equity transactions:
Purchase payments received from contract owners (note 3)	2,451	1,487	-	-	673	1,405	17,748	15,589
Transfers between subaccounts (including fixed account), net (note 3)	(1,115)	(52.00)	-	-	(48,759)	(14,952)	46,227	99,560
Redemptions (note 3)	(9,633)	(23,213)	(60,472)	(32,018)	(50,863)	(193,574)	(388,841)	(430,668)
Annuity benefits	-	-	-	-	-	-	(216)	(207)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(1,151)	(142)	(55)
Adjustments to maintain reserves	(26)	(5)	(25)	11	(45)	(41)	(17)	31

Net equity transactions	(8,323)	(21,783)	(60,497)	(32,007)	(98,994)	(208,313)	(325,241)	(315,750)

Net change in contract owners’ equity	4,306	(14,787)	(49,782)	(23,889)	(58,664)	(171,219)	(227,685)	(62,006)
Contract owners’ equity beginning of period	31,378	46,165	59,124	83,013	325,343	496,562	2,181,049	2,243,055

Contract owners’ equity end of period	$35,684	31,378	9,342	59,124	266,679	325,343	1,953,364	2,181,049

CHANGES IN UNITS:
Beginning units	2,740	4,774	4,058	6,452	30,241	50,099	113,545	131,217
Units purchased	248	136	-	-	230	543	4,742	14,097
Units redeemed	(849)	(2,170)	(3,522)	(2,394)	(8,664)	(20,401)	(20,949)	(31,769)

Ending units	2,139	2,740	536	4,058	21,807	30,241	97,338	113,545

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FQBS		FVSS2		FCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,146,696	3,390,985	84,115	86,270	(8,325)	(10,755)	(18,873)	16,594
Realized gain (loss) on investments	750,176	801,143	20,755	36,114	48,480	(3)	(64,998)	(212,329)
Change in unrealized gain (loss) on investments	(4,078,399)	4,929,705	(148,491)	187,425	126,598	179,512	3,496,168	1,838,899
Reinvested capital gains	-	-	-	-	-	-	3,722	-

Net increase (decrease) in contract owners’ equity resulting from operations	(181,527)	9,121,833	(43,621)	309,809	166,753	168,754	3,416,019	1,643,164

Equity transactions:
Purchase payments received from contract owners (note 3)	846,957	983,919	19,698	39,624	5,625	5,872	251,923	1,129,890
Transfers between subaccounts (including fixed account), net (note 3)	(1,913,984)	(1,840,287.00)	89,826	(160,050)	7,148	(49,833)	15,492	(145,076)
Redemptions (note 3)	(14,245,846)	(15,430,596)	(472,591)	(707,007)	(156,730)	(237,389)	(1,407,062)	(1,825,205)
Annuity benefits	(68,004)	(73,399)	(703)	(712)	-	-	-	(132)
Contract maintenance charges (note 2)	(1,039)	(1,383)	-	-	-	-	(17)	(25)
Contingent deferred sales charges (note 2)	(7,694)	(8,812)	-	(52)	-	(14)	(10,969)	(7,154)
Adjustments to maintain reserves	(5,096)	3,233	110	91	4	(22)	(189)	(917)

Net equity transactions	(15,394,706)	(16,367,325)	(363,660)	(828,106)	(143,953)	(281,386)	(1,150,822)	(848,619)

Net change in contract owners’ equity	(15,576,233)	(7,245,492)	(407,281)	(518,297)	22,800	(112,632)	2,265,197	794,545
Contract owners’ equity beginning of period	106,050,776	113,296,268	4,028,322	4,546,619	656,663	769,295	11,983,127	11,188,582

Contract owners’ equity end of period	$90,474,543	106,050,776	3,621,041	4,028,322	679,463	656,663	14,248,324	11,983,127

CHANGES IN UNITS:
Beginning units	5,823,950	6,746,552	284,778	345,820	42,219	61,512	507,700	545,334
Units purchased	293,737	588,019	9,808	10,851	1,298	473	18,424	21,758
Units redeemed	(1,136,652)	(1,510,621)	(35,519)	(71,893)	(9,166)	(19,766)	(60,688)	(59,392)

Ending units	4,981,035	5,823,950	259,067	284,778	34,351	42,219	465,436	507,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FNRS2		FEIS		FEI2		FF10S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(78,638)	(98,065)	2,698,257	3,838,618	17,754	43,630	47,302	55,232
Realized gain (loss) on investments	1,151,279	3,216,148	(2,272,279)	(8,047,487)	(134,661)	(328,302)	422,945	707,535
Change in unrealized gain (loss) on investments	2,333,300	(2,547,635)	37,959,562	22,821,298	921,419	672,548	626,671	87,569
Reinvested capital gains	101,607	-	14,488,748	13,681,559	322,198	312,136	125,669	144,611

Net increase (decrease) in contract owners’ equity resulting from operations	3,507,548	570,448	52,874,288	32,293,988	1,126,710	700,012	1,222,587	994,947

Equity transactions:
Purchase payments received from contract owners (note 3)	486,855	465,590	2,651,275	2,726,839	80,802	32,035	384,426	116,098
Transfers between subaccounts (including fixed account), net (note 3)	(1,110,736)	(3,411,903.00)	(4,241,996)	(4,186,518)	35,997	(50,780)	1,007,009	352,617
Redemptions (note 3)	(2,362,015)	(3,435,503)	(31,157,774)	(35,093,679)	(864,791)	(1,071,802)	(2,017,407)	(1,730,265)
Annuity benefits	(26,103)	(23,851)	(169,367)	(149,559)	-	-	(5,040)	(7,185)
Contract maintenance charges (note 2)	(896)	(976)	(3,522)	(3,748)	-	-	(82)	(107)
Contingent deferred sales charges (note 2)	(4,009)	(6,094)	(23,578)	(26,384)	(114)	(524)	(5,597)	(682)
Adjustments to maintain reserves	(317)	(643)	7,372	1,036	(96)	(118)	(191)	(151)

Net equity transactions	(3,017,221)	(6,413,380)	(32,937,590)	(36,732,013)	(748,202)	(1,091,189)	(636,882)	(1,269,675)

Net change in contract owners’ equity	490,327	(5,842,932)	19,936,698	(4,438,025)	378,508	(391,177)	585,705	(274,728)
Contract owners’ equity beginning of period	16,672,039	22,514,971	211,400,236	215,838,261	4,675,223	5,066,400	10,073,753	10,348,481

Contract owners’ equity end of period	$17,162,366	16,672,039	231,336,934	211,400,236	5,053,731	4,675,223	10,659,458	10,073,753

CHANGES IN UNITS:
Beginning units	1,612,415	2,263,082	12,322,376	14,580,614	368,868	459,405	805,672	915,875
Units purchased	225,817	459,261	517,529	494,088	17,206	12,564	169,376	171,430
Units redeemed	(482,967)	(1,109,928)	(2,204,554)	(2,752,326)	(68,322)	(103,101)	(214,083)	(281,633)

Ending units	1,355,265	1,612,415	10,635,351	12,322,376	317,752	368,868	760,965	805,672

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF10S2		FF20S		FF20S2		FF30S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(358)	(173)	77,706	88,078	(521)	(205)	46,658	59,024
Realized gain (loss) on investments	2,532	1,108	643,751	396,337	549	(722)	272,203	275,876
Change in unrealized gain (loss) on investments	3,685	3,250	630,875	408,979	15,808	13,537	889,337	472,428
Reinvested capital gains	743	853	151,323	112,591	1,909	1,627	104,570	59,084

Net increase (decrease) in contract owners’ equity resulting from operations	6,602	5,038	1,503,655	1,005,985	17,745	14,237	1,312,768	866,412

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	27	642,665	490,083	-	-	365,046	294,919
Transfers between subaccounts (including fixed account), net (note 3)	1,039	10,730.00	1,878,292	1,631,053	-	-	674,212	212,562
Redemptions (note 3)	(1,116)	(3,874)	(1,801,036)	(1,233,940)	(1,717)	(3,493)	(821,871)	(907,756)
Annuity benefits	(6,122)	(5,808)	-	(5,132)	(8,873)	(8,354)	-	-
Contract maintenance charges (note 2)	-	-	(963)	(909)	-	-	(1,481)	(1,559)
Contingent deferred sales charges (note 2)	-	-	(4,074)	(14,606)	-	-	(6,297)	(9,503)
Adjustments to maintain reserves	2,076	1	(184)	(173)	-	-	(172)	(130)

Net equity transactions	(4,131)	1,076	714,700	866,376	(10,590)	(11,847)	209,437	(411,467)

Net change in contract owners’ equity	2,471	6,114	2,218,355	1,872,361	7,155	2,390	1,522,205	454,945
Contract owners’ equity beginning of period	62,155	56,041	10,106,278	8,233,917	137,177	134,787	6,650,619	6,195,674

Contract owners’ equity end of period	$64,626	62,155	12,324,633	10,106,278	144,332	137,177	8,172,824	6,650,619

CHANGES IN UNITS:
Beginning units	4,864	4,823	836,539	763,176	10,554	11,497	569,456	605,991
Units purchased	259	830	268,957	214,020	77	72	217,218	112,785
Units redeemed	(575)	(789)	(215,749)	(140,657)	(842)	(1,015)	(204,180)	(149,320)

Ending units	4,548	4,864	889,747	836,539	9,789	10,554	582,494	569,456

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FF30S2		FGOS		FGS		FG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(301)	816	(9,917)	(6,798)	(1,446,470)	(1,007,739)	(43,200)	(35,698)
Realized gain (loss) on investments	12,244	18,397	135,776	57,271	10,041,943	10,496,309	110,933	158,906
Change in unrealized gain (loss) on investments	40,245	16,310	205,783	65,438	38,878,941	10,705,775	625,912	160,312
Reinvested capital gains	4,559	2,764	553	-	107,541	-	1,659	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,747	38,287	332,195	115,911	47,581,955	20,194,345	695,304	283,520

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(47)	15,590	63,690	1,972,589	2,549,727	9,100	12,193
Transfers between subaccounts (including fixed account), net (note 3)	-	(9,222.00)	(8,657)	335,460	(1,901,725)	(6,389,785)	38,337	(133,067)
Redemptions (note 3)	(20,052)	(18,154)	(143,584)	(187,235)	(20,414,759)	(23,342,846)	(246,378)	(280,073)
Annuity benefits	(11,330)	(15,287)	-	-	(65,075)	(83,929)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(6,142)	(6,863)	-	-
Contingent deferred sales charges (note 2)	-	-	(1,034)	(535)	(21,330)	(19,724)	(138)	(154)
Adjustments to maintain reserves	1,056	(995)	455	(322)	(4,653)	(3,562)	(82)	(45)

Net equity transactions	(30,326)	(43,705)	(137,230)	211,058	(20,441,095)	(27,296,982)	(199,161)	(401,146)

Net change in contract owners’ equity	26,421	(5,418)	194,965	326,969	27,140,860	(7,102,637)	496,143	(117,626)
Contract owners’ equity beginning of period	305,870	311,288	977,697	650,728	147,878,628	154,981,265	2,176,630	2,294,256

Contract owners’ equity end of period	$332,291	305,870	1,172,662	977,697	175,019,488	147,878,628	2,672,773	2,176,630

CHANGES IN UNITS:
Beginning units	23,093	26,670	83,048	65,159	9,695,757	11,526,597	189,748	224,696
Units purchased	183	166	8,549	38,961	411,907	595,238	8,998	17,152
Units redeemed	(2,276)	(3,743)	(18,483)	(21,072)	(1,585,053)	(2,426,078)	(23,886)	(52,100)

Ending units	21,000	23,093	73,114	83,048	8,522,611	9,695,757	174,860	189,748

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHIS		FHISR		FIGBS		FMCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,802,969	2,008,375	2,529,946	2,992,861	465,712	622,054	(256,586)	(235,750)
Realized gain (loss) on investments	(706,508)	(1,084,976)	1,418,908	(132,703)	953,071	1,596,311	3,966,221	1,779,111
Change in unrealized gain (loss) on investments	827,598	4,724,097	(1,379,847)	3,437,949	(3,560,836)	(1,032,107)	2,436,914	434,115
Reinvested capital gains	-	-	-	-	553,469	1,614,466	4,320,151	2,677,468

Net increase (decrease) in contract owners’ equity resulting from operations	1,924,059	5,647,496	2,569,007	6,298,107	(1,588,584)	2,800,724	10,466,700	4,654,944

Equity transactions:
Purchase payments received from contract owners (note 3)	105,863	179,848	879,965	938,889	639,195	1,116,534	827,904	821,888
Transfers between subaccounts (including fixed account), net (note 3)	(1,686,559)	(1,502,004.00)	(7,026,948)	3,246,988	(6,609,009)	134,219	(3,217,378)	(3,168,250)
Redemptions (note 3)	(5,680,861)	(6,725,622)	(7,566,503)	(5,183,042)	(7,802,415)	(9,077,942)	(5,256,110)	(5,665,934)
Annuity benefits	(21,911)	(15,405)	-	-	(82,573)	(94,958)	(422)	(368)
Contract maintenance charges (note 2)	(352)	(557)	(261)	(305)	(1,283)	(1,587)	(981)	(1,092)
Contingent deferred sales charges (note 2)	(3,270)	(2,809)	(2,653)	(3,189)	(6,878)	(9,936)	(6,787)	(9,348)
Adjustments to maintain reserves	230	(1,174)	(400)	(463)	(364)	1,452	(507)	(370)

Net equity transactions	(7,286,860)	(8,067,723)	(13,716,800)	(1,001,122)	(13,863,327)	(7,932,218)	(7,654,281)	(8,023,474)

Net change in contract owners’ equity	(5,362,801)	(2,420,227)	(11,147,793)	5,296,985	(15,451,911)	(5,131,494)	2,812,419	(3,368,530)
Contract owners’ equity beginning of period	44,665,296	47,085,523	64,630,282	59,333,297	59,170,732	64,302,226	33,893,278	37,261,808

Contract owners’ equity end of period	$39,302,495	44,665,296	53,482,489	64,630,282	43,718,821	59,170,732	36,705,697	33,893,278

CHANGES IN UNITS:
Beginning units	2,889,322	3,441,039	4,789,971	4,959,858	3,975,975	4,529,810	2,847,168	3,553,566
Units purchased	12,279	12,158	2,393,328	3,762,009	347,172	736,725	340,269	330,826
Units redeemed	(477,730)	(563,875)	(3,396,553)	(3,931,896)	(1,303,048)	(1,290,560)	(896,044)	(1,037,224)

Ending units	2,423,871	2,889,322	3,786,746	4,789,971	3,020,099	3,975,975	2,291,393	2,847,168

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FMC2		FOS		FO2R		FOSR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(97,633)	(89,540)	25,808	104,879	(18,268)	(4,349)	34,929	159,109
Realized gain (loss) on investments	17,514	(22,415)	612,198	158,806	(196,854)	(364,688)	(1,774,263)	(2,574,884)
Change in unrealized gain (loss) on investments	1,065,445	352,842	3,212,031	2,295,233	848,679	824,528	8,136,706	6,723,028
Reinvested capital gains	785,983	472,090	56,022	48,050	9,597	9,057	95,206	79,665

Net increase (decrease) in contract owners’ equity resulting from operations	1,771,309	712,977	3,906,059	2,606,968	643,154	464,548	6,492,578	4,386,918

Equity transactions:
Purchase payments received from contract owners (note 3)	75,802	14,413	11,725	96,961	29,189	26,902	476,210	326,776
Transfers between subaccounts (including fixed account), net (note 3)	(305,082)	(60,806.00)	(550,556)	(661,647)	(67,464)	756	160,563	(585,648)
Redemptions (note 3)	(806,760)	(653,761)	(1,666,691)	(1,785,026)	(510,574)	(553,414)	(3,607,610)	(4,281,477)
Annuity benefits	(87,505)	(83,330)	(8,189)	(7,862)	(173)	(148)	(45,455)	(37,534)
Contract maintenance charges (note 2)	-	(115)	(101)	(103)	-	-	(788)	(832)
Contingent deferred sales charges (note 2)	(64)	(165)	(447)	(625)	-	(94)	(3,354)	(4,294)
Adjustments to maintain reserves	6,134	(778)	(8,294)	(41,917)	13	(73)	(348)	386

Net equity transactions	(1,117,475)	(784,542)	(2,222,553)	(2,400,219)	(549,009)	(526,071)	(3,020,782)	(4,582,623)

Net change in contract owners’ equity	653,834	(71,565)	1,683,506	206,749	94,145	(61,523)	3,471,796	(195,705)
Contract owners’ equity beginning of period	5,909,147	5,980,712	14,740,309	14,533,560	2,674,839	2,736,362	24,275,063	24,470,768

Contract owners’ equity end of period	$6,562,981	5,909,147	16,423,815	14,740,309	2,768,984	2,674,839	27,746,859	24,275,063

CHANGES IN UNITS:
Beginning units	225,619	257,566	979,779	1,153,475	197,646	239,221	1,616,873	1,944,416
Units purchased	4,553	4,966	6,410	2,101	3,051	8,657	179,466	107,924
Units redeemed	(44,486)	(36,913)	(139,141)	(175,797)	(40,328)	(50,232)	(364,149)	(435,467)

Ending units	185,686	225,619	847,048	979,779	160,369	197,646	1,432,190	1,616,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(42,886)	(71,734)	2,963,611	2,759,841	182	1,018	21,016	(46,696)
Realized gain (loss) on investments	1,436,260	997,729	1,634,511	(1,136,842)	40,996	17,915	817,425	154,816
Change in unrealized gain (loss) on investments	1,720,252	1,664,721	2,172,379	4,019,195	135,314	50,059	3,074,057	1,964,911
Reinvested capital gains	-	-	-	-	-	-	232,554	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,113,626	2,590,716	6,770,501	5,642,194	176,492	68,992	4,145,052	2,073,031

Equity transactions:
Purchase payments received from contract owners (note 3)	392,143	122,535	2,583,568	734,595	(367)	-	645,113	191,668
Transfers between subaccounts (including fixed account), net (note 3)	(190,929)	78,663.00	3,341,539	5,129,242	52,299	(5,285)	(346,294)	(1,991,730)
Redemptions (note 3)	(2,187,367)	(1,680,677)	(6,164,192)	(7,068,034)	(57,978)	(44,015)	(1,731,544)	(2,244,826)
Annuity benefits	(14,118)	(12,111)	(61,277)	(62,496)	(61,953)	(59,770)	(28,319)	(27,425)
Contract maintenance charges (note 2)	(336)	(502)	(379)	(514)	-	(141)	(485)	(510)
Contingent deferred sales charges (note 2)	(2,395)	(1,868)	(3,385)	(6,731)	-	(47)	(3,246)	(3,089)
Adjustments to maintain reserves	(412)	(346)	(717)	(493)	1,179	(577)	345	(840)

Net equity transactions	(2,003,414)	(1,494,306)	(304,843)	(1,274,431)	(66,820)	(109,835)	(1,464,430)	(4,076,752)

Net change in contract owners’ equity	1,110,212	1,096,410	6,465,658	4,367,763	109,672	(40,843)	2,680,622	(2,003,721)
Contract owners’ equity beginning of period	11,704,776	10,608,366	54,104,522	49,736,759	676,912	717,755	12,482,144	14,485,865

Contract owners’ equity end of period	$12,814,988	11,704,776	60,570,180	54,104,522	786,584	676,912	15,162,766	12,482,144

CHANGES IN UNITS:
Beginning units	680,153	774,871	3,981,931	4,067,800	47,724	55,911	1,017,605	1,387,527
Units purchased	114,717	133,456	927,838	862,835	5,328	551	339,858	161,943
Units redeemed	(215,364)	(228,174)	(946,091)	(948,704)	(9,720)	(8,738)	(432,558)	(531,865)

Ending units	579,506	680,153	3,963,678	3,981,931	43,332	47,724	924,905	1,017,605

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVDM3		TIF2		TIF3		FTVGI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$46,029	31,838	267	422	97,806	139,763	1,682,241	2,725,968
Realized gain (loss) on investments	(492,106)	49,068	(448)	(1,117)	434,139	47,854	1,803,043	1,512,368
Change in unrealized gain (loss) on investments	240,650	859,667	5,253	4,406	1,135,698	1,065,593	(3,837,995)	2,414,958
Reinvested capital gains	-	-	-	-	-	-	577,350	84,184

Net increase (decrease) in contract owners’ equity resulting from operations	(205,427)	940,573	5,072	3,711	1,667,643	1,253,210	224,639	6,737,478

Equity transactions:
Purchase payments received from contract owners (note 3)	115,784	96,919	-	-	145,559	83,994	950,364	554,608
Transfers between subaccounts (including fixed account), net (note 3)	(3,119,879)	3,153,148.00	-	(1,770)	(547,703)	1,323,273	(1,830,539)	(2,191,316)
Redemptions (note 3)	(1,158,837)	(1,326,648)	531	387	(700,476)	(847,531)	(6,742,126)	(9,466,423)
Annuity benefits	(17,695)	(19,185)	(2,731)	(2,356)	(12,546)	(17,433)	(23,720)	(21,380)
Contract maintenance charges (note 2)	(198)	(250)	-	(1)	(127)	(135)	(427)	(539)
Contingent deferred sales charges (note 2)	(912)	(1,701)	-	-	(1,194)	(907)	(3,588)	(6,216)
Adjustments to maintain reserves	(268)	(357)	-	(53)	(186)	(287)	(364)	(440)

Net equity transactions	(4,182,005)	1,901,926	(2,200)	(3,793)	(1,116,673)	540,974	(7,650,400)	(11,131,706)

Net change in contract owners’ equity	(4,387,432)	2,842,499	2,872	(82)	550,970	1,794,184	(7,425,761)	(4,394,228)
Contract owners’ equity beginning of period	10,594,418	7,751,919	24,909	24,991	9,040,822	7,246,638	50,332,270	54,726,498

Contract owners’ equity end of period	$6,206,986	10,594,418	27,781	24,909	9,591,792	9,040,822	42,906,509	50,332,270

CHANGES IN UNITS:
Beginning units	878,045	715,467	1,523	1,784	799,025	745,150	2,803,406	3,466,837
Units purchased	136,789	432,576	38	34	184,741	219,355	337,046	382,640
Units redeemed	(493,784)	(269,998)	(162)	(295)	(285,693)	(165,480)	(762,922)	(1,046,071)

Ending units	521,050	878,045	1,399	1,523	698,073	799,025	2,377,530	2,803,406

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVFA2		AMTB		AMGP		AMCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$546,828	73,402	314,089	362,324	(1,856)	(2,775)	(4,857)	(4,943)
Realized gain (loss) on investments	5,065	94,371	(427,766)	(110,267)	3,197	10,098	15,629	27,660
Change in unrealized gain (loss) on investments	(486,192)	286,373	710	471,312	50,360	10,863	64,280	6,811
Reinvested capital gains	880,260	-	-	-	10,640	1,362	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	945,961	454,146	(112,967)	723,369	62,341	19,548	75,052	29,528

Equity transactions:
Purchase payments received from contract owners (note 3)	703,656	48,254	317,934	264,977	26	1,310	(1)	(16,448)
Transfers between subaccounts (including fixed account), net (note 3)	1,654,280	(533,533.00)	10,172,417	1,383,839	(3,005)	143	(6,487)	(31,625)
Redemptions (note 3)	(822,947)	(501,271)	(4,521,378)	(4,736,746)	(1,419)	(31,974)	(18,606)	(15,533)
Annuity benefits	(2,589)	(2,283)	(33,076)	(39,719)	-	-	(925)	651
Contract maintenance charges (note 2)	(78)	(68)	(417)	(516)	(17)	(17)	(33)	(39)
Contingent deferred sales charges (note 2)	(282)	(1,429)	(1,845)	(3,153)	-	-	1	-
Adjustments to maintain reserves	(120)	(152)	(354)	(365)	(3)	-	216	345

Net equity transactions	1,531,920	(990,482)	5,933,281	(3,131,683)	(4,418)	(30,538)	(25,835)	(62,649)

Net change in contract owners’ equity	2,477,881	(536,336)	5,820,314	(2,408,314)	57,923	(10,990)	49,217	(33,121)
Contract owners’ equity beginning of period	3,583,526	4,119,862	20,398,769	22,807,083	173,493	184,483	257,220	290,341

Contract owners’ equity end of period	$6,061,407	3,583,526	26,219,083	20,398,769	231,416	173,493	306,437	257,220

CHANGES IN UNITS:
Beginning units	345,064	452,981	1,803,378	2,113,398	13,209	15,702	14,902	17,132
Units purchased	231,250	49,543	1,664,304	267,265	2	81	5	87
Units redeemed	(97,556)	(157,460)	(1,103,001)	(577,285)	(314)	(2,574)	(1,264)	(2,317)

Ending units	478,758	345,064	2,364,681	1,803,378	12,897	13,209	13,643	14,902

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTP		AMRS		AMFAS		AMSRS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(267)	(663)	-	(14)	(18,740)	(16,465)	(36,507)	(70,094)
Realized gain (loss) on investments	5,043	363	-	758	75,745	(23,860)	397,245	265,344
Change in unrealized gain (loss) on investments	7,976	7,394	-	(624)	440,541	128,915	2,570,557	564,121
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,752	7,094	-	120	497,546	88,590	2,931,295	759,371

Equity transactions:
Purchase payments received from contract owners (note 3)	79	1,205	-	(1,549)	16,141	4,631	167,253	80,063
Transfers between subaccounts (including fixed account), net (note 3)	703	3,244.00	-	(4,437)	287,496	(73,197)	1,225,765	(362,609)
Redemptions (note 3)	(23,196)	(1,940)	-	-	(100,682)	(256,524)	(704,792)	(1,037,443)
Annuity benefits	-	-	-	2,448	(2,031)	(2,826)	(4,105)	(3,584)
Contract maintenance charges (note 2)	(12)	(7)	-	-	(13)	(14)	(224)	(236)
Contingent deferred sales charges (note 2)	-	-	-	-	(56)	(90)	(643)	(837)
Adjustments to maintain reserves	7	(4)	-	635	(186)	(74)	(231)	(130)

Net equity transactions	(22,419)	2,498	-	(2,903)	200,669	(328,094)	683,023	(1,324,776)

Net change in contract owners’ equity	(9,667)	9,592	-	(2,783)	698,215	(239,504)	3,614,318	(565,405)
Contract owners’ equity beginning of period	55,896	46,304	-	2,783	1,039,403	1,278,907	7,704,483	8,269,888

Contract owners’ equity end of period	$46,229	55,896	-	-	1,737,618	1,039,403	11,318,801	7,704,483

CHANGES IN UNITS:
Beginning units	4,405	4,144	-	244	102,750	137,510	537,817	634,052
Units purchased	117	532	-	-	62,819	28,449	151,978	56,091
Units redeemed	(1,869)	(271)	-	(244)	(41,483)	(63,209)	(107,483)	(152,326)

Ending units	2,653	4,405	-	-	124,086	102,750	582,312	537,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGR		OVGS3		OVGS		OVGSS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,982)	(13,458)	171,308	726,914	106,760	461,468	(9,845)	1,102
Realized gain (loss) on investments	72,661	60,842	969,516	(927,247)	1,137,024	2,771,845	23,764	88,236
Change in unrealized gain (loss) on investments	694,863	312,674	16,982,687	13,444,656	9,755,721	5,125,843	312,060	179,636
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	763,542	360,058	18,123,511	13,244,323	10,999,505	8,359,156	325,979	268,974

Equity transactions:
Purchase payments received from contract owners (note 3)	70,093	372,461	1,870,507	1,498,540	40,401	106,423	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(56,658)	(65,090.00)	1,044,173	(2,597,372)	(1,472,387)	(1,965,669)	-	(63,097)
Redemptions (note 3)	(243,076)	(699,066)	(10,008,767)	(11,395,311)	(5,984,352)	(6,611,537)	(223,405)	(536,070)
Annuity benefits	-	(79)	(38,965)	(39,823)	(35,724)	(39,209)	(3,572)	(3,026)
Contract maintenance charges (note 2)	1	-	(2,544)	(2,722)	(436)	(437)	-	-
Contingent deferred sales charges (note 2)	(1,855)	(1,910)	(12,337)	(13,692)	(2,284)	(2,012)	-	(359)
Adjustments to maintain reserves	(717)	1,120	(1,310)	(576)	(794)	(447)	(84)	(9)

Net equity transactions	(232,212)	(392,564)	(7,149,243)	(12,550,956)	(7,455,576)	(8,512,888)	(227,061)	(602,561)

Net change in contract owners’ equity	531,330	(32,506)	10,974,268	693,367	3,543,929	(153,732)	98,918	(333,587)
Contract owners’ equity beginning of period	2,795,761	2,828,267	73,531,726	72,838,359	46,150,593	46,304,325	1,428,258	1,761,845

Contract owners’ equity end of period	$3,327,091	2,795,761	84,505,994	73,531,726	49,694,522	46,150,593	1,527,176	1,428,258

CHANGES IN UNITS:
Beginning units	156,559	178,265	3,103,349	3,682,904	3,050,182	3,666,878	85,619	125,525
Units purchased	6,025	9,217	286,476	196,416	32,276	11,807	1	-
Units redeemed	(17,418)	(30,923)	(564,184)	(775,971)	(473,989)	(628,503)	(12,197)	(39,906)

Ending units	145,166	156,559	2,825,641	3,103,349	2,608,469	3,050,182	73,423	85,619

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVGI		OVGIS		OVSC		OVSCS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$29,008	(139,528)	(22,811)	(28,781)	(27,510)	(61,041)	(998)	(1,545)
Realized gain (loss) on investments	8,882,240	930,063	117,620	79,872	3,930,184	969,411	12,309	2,785
Change in unrealized gain (loss) on investments	16,708,450	13,529,484	555,850	302,423	275,807	650,811	42,751	23,429
Reinvested capital gains	-	-	-	-	134,297	-	1,986	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,619,698	14,320,019	650,659	353,514	4,312,778	1,559,181	56,048	24,669

Equity transactions:
Purchase payments received from contract owners (note 3)	1,271,430	1,018,754	8,108	2,890	508,170	222,102	-	-
Transfers between subaccounts (including fixed account), net (note 3)	(2,531,823)	(3,934,847.00)	(75,513)	(81,473)	(4,628,088)	(361,837)	(6,011)	-
Redemptions (note 3)	(13,229,460)	(14,247,410)	(355,365)	(359,561)	(1,114,604)	(1,281,034)	(32,526)	(4,516)
Annuity benefits	(49,159)	(48,134)	-	-	(140)	(117)	(10,031)	(9,684)
Contract maintenance charges (note 2)	(2,034)	(2,221)	-	-	(182)	(195)	-	-
Contingent deferred sales charges (note 2)	(14,609)	(12,900)	(19)	-	(1,283)	(1,797)	-	-
Adjustments to maintain reserves	(457)	(963)	(57)	(45)	(318)	(245)	2	2

Net equity transactions	(14,556,112)	(17,227,721)	(422,846)	(438,189)	(5,236,445)	(1,423,123)	(48,566)	(14,198)

Net change in contract owners’ equity	11,063,586	(2,907,702)	227,813	(84,675)	(923,667)	136,058	7,482	10,471
Contract owners’ equity beginning of period	91,652,396	94,560,098	2,448,732	2,533,407	11,788,433	11,652,375	166,865	156,394

Contract owners’ equity end of period	$102,715,982	91,652,396	2,676,545	2,448,732	10,864,766	11,788,433	174,347	166,865

CHANGES IN UNITS:
Beginning units	6,117,718	7,294,295	197,383	233,999	1,043,075	1,204,457	10,228	11,138
Units purchased	704,133	538,160	1,425	2,284	874,046	678,707	93	87
Units redeemed	(1,559,858)	(1,714,737)	(32,363)	(38,900)	(1,223,127)	(840,089)	(2,625)	(997)

Ending units	5,261,993	6,117,718	166,445	197,383	693,994	1,043,075	7,696	10,228

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVAG		OVSB		OVSBS		PMVAAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(636,008)	(625,638)	168,897	(2,193)	93,955	148,860	196,531	87,205
Realized gain (loss) on investments	7,131,365	3,654,401	(16,598)	478	55,621	55,631	(26,737)	8,587
Change in unrealized gain (loss) on investments	10,475,353	4,987,237	(249,380)	19,170	(218,874)	152,317	(260,045)	30,322
Reinvested capital gains	-	-	-	-	-	41,583	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,970,710	8,016,000	(97,081)	17,455	(69,298)	398,391	(90,251)	126,114

Equity transactions:
Purchase payments received from contract owners (note 3)	1,057,408	1,211,282	159,189	7,136	15,354	1,957	1,877,256	94,584
Transfers between subaccounts (including fixed account), net (note 3)	(1,626,986)	(1,089,846.00)	3,713,661	1,330,671	144,224	64,924	752,448	3,531,027
Redemptions (note 3)	(7,240,053)	(8,858,766)	(375,186)	(78,906)	(511,183)	(648,227)	(711,856)	(76,621)
Annuity benefits	(2,769)	(4,665)	-	-	(2,606)	(406)	-	-
Contract maintenance charges (note 2)	(3,156)	(3,560)	(23)	(2)	-	-	(40)	(17)
Contingent deferred sales charges (note 2)	(11,332)	(11,851)	(384)	-	(39)	(134)	(508)	-
Adjustments to maintain reserves	(567)	(1,425)	(117)	15	(46)	(72)	(139)	(17)

Net equity transactions	(7,827,455)	(8,758,831)	3,497,140	1,258,914	(354,296)	(581,958)	1,917,161	3,548,956

Net change in contract owners’ equity	9,143,255	(742,831)	3,400,059	1,276,369	(423,594)	(183,567)	1,826,910	3,675,070
Contract owners’ equity beginning of period	53,452,005	54,194,836	1,276,369	-	3,481,727	3,665,294	3,675,070	-

Contract owners’ equity end of period	$62,595,260	53,452,005	4,676,428	1,276,369	3,058,133	3,481,727	5,501,980	3,675,070

CHANGES IN UNITS:
Beginning units	3,506,895	4,099,641	125,636	-	199,380	235,323	345,476	-
Units purchased	564,348	279,674	517,062	144,997	12,751	21,886	479,809	364,841
Units redeemed	(1,019,886)	(872,420)	(176,512)	(19,361)	(33,783)	(57,829)	(303,027)	(19,365)

Ending units	3,051,357	3,506,895	466,186	125,636	178,348	199,380	522,258	345,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVFAD		PMVLAD		PMVRRA		PMVTRA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$32,680	375,416	82,658	252,880	5,270	(740)	23,508	43,224
Realized gain (loss) on investments	(192,017)	182,427	247,999	237,048	(12,831)	45,949	(1,276)	33,616
Change in unrealized gain (loss) on investments	(497,366)	(375,326)	(1,007,975)	1,236,380	(109,023)	(17,864)	(120,610)	102,417
Reinvested capital gains	51,633	178,796	-	-	7,737	63,221	15,024	54,683

Net increase (decrease) in contract owners’ equity resulting from operations	(605,070)	361,313	(677,318)	1,726,308	(108,847)	90,566	(83,354)	233,940

Equity transactions:
Purchase payments received from contract owners (note 3)	114,605	87,725	1,422,052	847,081	35,079	163,550	117,295	297,845
Transfers between subaccounts (including fixed account), net (note 3)	(1,108,779)	(1,174,029.00)	3,217,412	8,326,948	(57,440)	60,348	(859,043)	340,785
Redemptions (note 3)	(969,360)	(1,556,576)	(7,276,998)	(6,323,620)	(152,399)	(327,263)	(474,587)	(727,375)
Annuity benefits	-	(1,560)	(31,497)	(32,999)	-	-	-	-
Contract maintenance charges (note 2)	(32)	(39)	(271)	(308)	-	-	-	-
Contingent deferred sales charges (note 2)	(50)	(392)	(3,092)	(3,560)	(665)	(1,942)	(1,139)	(2,819)
Adjustments to maintain reserves	(47)	374	821	1,029	147	9	380	(678)

Net equity transactions	(1,963,663)	(2,644,497)	(2,671,573)	2,814,571	(175,278)	(105,298)	(1,217,094)	(92,242)

Net change in contract owners’ equity	(2,568,733)	(2,283,184)	(3,348,891)	4,540,879	(284,125)	(14,732)	(1,300,448)	141,698
Contract owners’ equity beginning of period	7,703,833	9,987,017	42,529,115	37,988,236	1,201,582	1,216,314	2,846,766	2,705,068

Contract owners’ equity end of period	$5,135,100	7,703,833	39,180,224	42,529,115	917,457	1,201,582	1,546,318	2,846,766

CHANGES IN UNITS:
Beginning units	586,111	790,240	3,531,011	3,301,266	79,167	86,160	184,087	189,504
Units purchased	92,092	120,070	1,519,915	1,232,335	17,408	42,809	41,132	49,588
Units redeemed	(254,924)	(324,199)	(1,735,500)	(1,002,590)	(29,240)	(49,802)	(121,989)	(55,005)

Ending units	423,279	586,111	3,315,426	3,531,011	67,335	79,167	103,230	184,087

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVTRD		PVGIB		ACEG2		ACC2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$180,517	157,404	51	50	(31,456)	(31,526)	(24,074)	(23,825)
Realized gain (loss) on investments	51,706	63,825	(322)	(596)	276,390	172,395	188,821	(68,905)
Change in unrealized gain (loss) on investments	(1,012,512)	305,182	3,890	2,275	455,043	(63,452)	1,527,550	1,012,573
Reinvested capital gains	152,985	321,568	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(627,304)	847,979	3,619	1,729	699,977	77,417	1,692,297	919,843

Equity transactions:
Purchase payments received from contract owners (note 3)	1,692,861	859,671	-	-	108,061	22,775	82,001	12,380
Transfers between subaccounts (including fixed account), net (note 3)	2,519,120	10,489,311.00	-	-	754,767	1,095,479	(130,145)	(226,048)
Redemptions (note 3)	(2,919,854)	(1,550,691)	(1,039)	(860)	(312,203)	(293,854)	(1,014,912)	(1,051,281)
Annuity benefits	-	-	-	-	(1,197)	(1,379)	(6,105)	(5,080)
Contract maintenance charges (note 2)	(180)	(95)	-	-	(11)	(5)	-	-
Contingent deferred sales charges (note 2)	(1,866)	(1,091)	-	-	(154)	-	(227)	(264)
Adjustments to maintain reserves	734	(313)	-	1	512	222	(84)	(71)

Net equity transactions	1,290,815	9,796,792	(1,039)	(859)	549,775	823,238	(1,069,472)	(1,270,364)

Net change in contract owners’ equity	663,511	10,644,771	2,580	870	1,249,752	900,655	622,825	(350,521)
Contract owners’ equity beginning of period	16,852,755	6,207,984	10,993	10,123	2,041,371	1,140,716	5,590,930	5,941,451

Contract owners’ equity end of period	$17,516,266	16,852,755	13,573	10,993	3,291,123	2,041,371	6,213,755	5,590,930

CHANGES IN UNITS:
Beginning units	1,553,315	619,895	877	950	188,672	113,135	412,036	512,532
Units purchased	891,707	1,446,425	13	13	115,962	129,394	14,582	8,699
Units redeemed	(778,045)	(513,005)	(82)	(86)	(76,072)	(53,857)	(83,295)	(109,195)

Ending units	1,666,977	1,553,315	808	877	228,562	188,672	343,323	412,036

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACEG		AVBV2		AVGI		AVCE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(361)	(371)	-	(130)	(62)	(493)	(4,092)	(6,673)
Realized gain (loss) on investments	743	(247)	-	13,089	5,315	15,800	61,512	38,898
Change in unrealized gain (loss) on investments	16,677	(1,085)	-	(8,440)	9,485	(575)	86,337	36,751
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,059	(1,703)	-	4,519	14,738	14,732	143,757	68,976

Equity transactions:
Purchase payments received from contract owners (note 3)	738	514	-	(4,631)	163	171	-	316
Transfers between subaccounts (including fixed account), net (note 3)	185	52,515.00	-	(28,904)	-	-	5,031	(7,382)
Redemptions (note 3)	(3,697)	(6,533)	-	(2,802)	(20,286)	(97,769)	(116,210)	(123,190)
Annuity benefits	-	-	-	4,703	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(29)
Adjustments to maintain reserves	(34)	6	-	(37,134)	(4)	(11)	(35)	(28)

Net equity transactions	(2,808)	46,502	-	(68,768)	(20,127)	(97,609)	(111,214)	(130,313)

Net change in contract owners’ equity	14,251	44,799	-	(64,249)	(5,389)	(82,877)	32,543	(61,337)
Contract owners’ equity beginning of period	44,799	-	-	64,249	64,665	147,542	584,210	645,547

Contract owners’ equity end of period	$59,050	44,799	-	-	59,276	64,665	616,753	584,210

CHANGES IN UNITS:
Beginning units	4,630	-	-	6,785	4,438	11,470	51,171	63,040
Units purchased	168	5,311	-	-	10	12	1,143	437
Units redeemed	(390)	(681)	-	(6,785)	(1,220)	(7,044)	(9,503)	(12,306)

Ending units	4,408	4,630	-	-	3,228	4,438	42,811	51,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IVKEI1		IVHS		IVRE		VYDS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,112	1,880	(980)	(1,386)	6,987	(1,836)	(18,558)	(6,776)
Realized gain (loss) on investments	25,980	(444)	21,546	4,797	26,007	10,079	(44,728)	(126,269)
Change in unrealized gain (loss) on investments	42,836	24,826	61,948	16,580	(29,046)	70,048	1,035,739	596,070
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	70,928	26,262	82,514	19,991	3,948	78,291	972,453	463,025

Equity transactions:
Purchase payments received from contract owners (note 3)	531	626	12,278	22,124	17,149	50,217	6,081	66,102
Transfers between subaccounts (including fixed account), net (note 3)	174,588	(67.00)	77,434	66,008	(76,272)	27,606	(32,923)	(42,019)
Redemptions (note 3)	(161,752)	(24,038)	(32,780)	(16,916)	(51,645)	(67,034)	(344,318)	(584,472)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(119)	(28)	(164)	(166)	(58)	-
Adjustments to maintain reserves	(45)	(2)	(21)	10	58	(154)	(83)	(95)

Net equity transactions	13,322	(23,481)	56,792	71,198	(110,874)	10,469	(371,301)	(560,484)

Net change in contract owners’ equity	84,250	2,781	139,306	91,189	(106,926)	88,760	601,152	(97,459)
Contract owners’ equity beginning of period	241,404	238,623	176,151	84,962	378,685	289,925	3,167,471	3,264,930

Contract owners’ equity end of period	$325,654	241,404	315,457	176,151	271,759	378,685	3,768,623	3,167,471

CHANGES IN UNITS:
Beginning units	23,707	26,106	13,126	7,570	32,559	31,564	248,424	294,187
Units purchased	15,796	65	7,449	7,047	10,026	8,470	476	5,793
Units redeemed	(13,555)	(2,464)	(3,685)	(1,491)	(19,582)	(7,475)	(25,783)	(51,556)

Ending units	25,948	23,707	16,890	13,126	23,003	32,559	223,117	248,424

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROCMC		RVARS		SBLD		SBLJ
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(5,064)	(9,341)	(1,350)	-	(2,190)	(2,534)	(1,640)	(1,517)
Realized gain (loss) on investments	132,883	46,324	176	-	1,232	(11,193)	10,152	10,170
Change in unrealized gain (loss) on investments	(11,308)	(322)	646	-	33,087	42,869	28,155	10,588
Reinvested capital gains	17,926	17,579	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	134,437	54,240	(528)	-	32,129	29,142	36,667	19,241

Equity transactions:
Purchase payments received from contract owners (note 3)	22,651	103,371	75,559	-	6,021	41,796	3,738	12,115
Transfers between subaccounts (including fixed account), net (note 3)	(80,706)	(137,359.00)	183,137	-	17,338	(24,546)	7,792	998
Redemptions (note 3)	(164,803)	(63,078)	(25,760)	-	(1,061)	(103,447)	(18,176)	(38,684)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(597)	(410)	-	-	(55)	(1,014)	(48)	(43)
Adjustments to maintain reserves	(42)	85	(22)	-	(1)	(17)	(32)	(20)

Net equity transactions	(223,497)	(97,391)	232,914	-	22,242	(87,228)	(6,726)	(25,634)

Net change in contract owners’ equity	(89,060)	(43,151)	232,386	-	54,371	(58,086)	29,941	(6,393)
Contract owners’ equity beginning of period	795,615	838,766	-	-	170,809	228,895	128,481	134,874

Contract owners’ equity end of period	$706,555	795,615	232,386	-	225,180	170,809	158,422	128,481

CHANGES IN UNITS:
Beginning units	67,539	75,757	-	-	17,262	26,678	12,558	15,074
Units purchased	4,652	7,595	42,891	-	2,264	1,933	1,750	976
Units redeemed	(22,034)	(15,813)	(19,459)	-	(230)	(11,349)	(2,326)	(3,492)

Ending units	50,157	67,539	23,432	-	19,296	17,262	11,982	12,558

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBLN		SBLO		SBLP		SBLQ
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(2,783)	(1,684)	(3,766)	(6,213)	(4,236)	(4,602)	(10,599)	(10,345)
Realized gain (loss) on investments	6,187	20,392	15,978	110,172	45,420	27,382	115,668	116,006
Change in unrealized gain (loss) on investments	25,766	(3,569)	79,092	(35,615)	(19,230)	30,416	173,189	46,582
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,170	15,139	91,304	68,344	21,954	53,196	278,258	152,243

Equity transactions:
Purchase payments received from contract owners (note 3)	4,377	9,640	3,324	49,595	9,877	49,893	26,068	79,344
Transfers between subaccounts (including fixed account), net (note 3)	74,476	68,866.00	(8,658)	(504,978)	(168,784)	91,484	(39,083)	(92,063)
Redemptions (note 3)	(14,093)	(4,803)	(10,383)	(108,468)	(49,179)	(128,100)	(174,058)	(201,709)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(15)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(28)	(44)	(34)	(261)	(222)	(1,134)	(651)	(974)
Adjustments to maintain reserves	(22)	(45)	(126)	(151)	66	(81)	(352)	292

Net equity transactions	64,695	73,599	(15,877)	(564,263)	(208,242)	12,062	(188,076)	(215,110)

Net change in contract owners’ equity	93,865	88,738	75,427	(495,919)	(186,288)	65,258	90,182	(62,867)
Contract owners’ equity beginning of period	185,513	96,775	278,378	774,297	481,279	416,021	858,607	921,474

Contract owners’ equity end of period	$279,378	185,513	353,805	278,378	294,991	481,279	948,789	858,607

CHANGES IN UNITS:
Beginning units	14,756	8,621	24,139	76,596	29,664	29,110	58,150	73,734
Units purchased	7,061	12,336	3,543	7,789	6,062	15,817	11,097	18,327
Units redeemed	(2,166)	(6,201)	(4,390)	(60,246)	(18,598)	(15,263)	(21,744)	(33,911)

Ending units	19,651	14,756	23,292	24,139	17,128	29,664	47,503	58,150

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBLV		SBLX		SBLY		TRHS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(25,899)	(23,389)	(1,607)	(995)	(353)	(280)	(386,737)	(184,436)
Realized gain (loss) on investments	324,944	109,404	842	2,161	516	528	4,756,167	649,179
Change in unrealized gain (loss) on investments	332,409	225,073	48,552	7,170	7,454	1,214	7,138,096	2,526,162
Reinvested capital gains	-	-	-	-	-	-	1,749,813	396,572

Net increase (decrease) in contract owners’ equity resulting from operations	631,454	311,088	47,787	8,336	7,617	1,462	13,257,339	3,387,477

Equity transactions:
Purchase payments received from contract owners (note 3)	63,154	281,796	2,021	14,978	1,973	8,624	2,021,920	510,492
Transfers between subaccounts (including fixed account), net (note 3)	(248,508)	(6,611.00)	85,130	(13,055)	(532)	1,650	15,862,457	11,708,455
Redemptions (note 3)	(355,900)	(331,702)	-	-	-	-	(9,173,042)	(1,728,263)
Annuity benefits	-	-	-	-	-	-	(10,536)	(8,589)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(372)	(247)
Contingent deferred sales charges (note 2)	(1,574)	(1,266)	(24)	(35)	-	(2)	(4,079)	(1,680)
Adjustments to maintain reserves	(70)	557	9	(1)	(7)	(16)	(358)	(269)

Net equity transactions	(542,898)	(57,226)	87,136	1,887	1,434	10,256	8,695,990	10,479,899

Net change in contract owners’ equity	88,556	253,862	134,923	10,223	9,051	11,718	21,953,329	13,867,376
Contract owners’ equity beginning of period	2,173,908	1,920,046	92,155	81,932	28,340	16,622	21,677,255	7,809,879

Contract owners’ equity end of period	$2,262,464	2,173,908	227,078	92,155	37,391	28,340	43,630,584	21,677,255

CHANGES IN UNITS:
Beginning units	161,868	165,613	8,905	8,735	2,881	1,849	1,447,320	674,188
Units purchased	15,824	38,517	6,956	1,447	1,025	1,349	1,454,308	1,316,381
Units redeemed	(49,876)	(42,262)	(168)	(1,277)	(908)	(317)	(944,464)	(543,249)

Ending units	127,816	161,868	15,693	8,905	2,998	2,881	1,957,164	1,447,320

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHAS		VWEM		VWHA		WRASP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(20,997)	10,722	156,473	(248,215)	(95,718)	(88,650)	301,217	40,707
Realized gain (loss) on investments	(10,843)	132,987	1,942,458	(1,418,170)	(227,569)	(882,332)	6,991,178	1,921,224
Change in unrealized gain (loss) on investments	275,794	(47,403)	836,691	5,971,494	2,103,275	(1,527,949)	29,950,156	27,314,516
Reinvested capital gains	78,233	53,266	-	-	603,793	1,235,353	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	322,187	149,572	2,935,622	4,305,109	2,383,781	(1,263,578)	37,242,551	29,276,447

Equity transactions:
Purchase payments received from contract owners (note 3)	452,582	327,599	220,641	290,943	44,454	142,371	3,179,888	1,720,766
Transfers between subaccounts (including fixed account), net (note 3)	493,447	3,386,205.00	(4,074,620)	16,656,279	(5,132,990)	27,277,177	(2,516,933)	(7,582,824)
Redemptions (note 3)	(493,202)	(229,985)	(3,807,429)	(2,477,707)	(3,942,615)	(5,995,369)	(26,553,009)	(29,918,806)
Annuity benefits	(337)	-	(180)	(161)	(8,315)	(4,273)	(35,990)	(43,583)
Contract maintenance charges (note 2)	(91)	(32)	(320)	(299)	(112)	(232)	(444)	(483)
Contingent deferred sales charges (note 2)	(606)	(280)	(2,850)	(2,453)	(3,150)	(1,930)	(14,363)	(41,695)
Adjustments to maintain reserves	476,188	(476,284)	(398)	(313)	(2,693)	(695)	331	(195)

Net equity transactions	927,981	3,007,223	(7,665,156)	14,466,289	(9,045,421)	21,417,049	(25,940,520)	(35,866,820)

Net change in contract owners’ equity	1,250,168	3,156,795	(4,729,534)	18,771,398	(6,661,640)	20,153,471	11,302,031	(6,590,373)
Contract owners’ equity beginning of period	3,156,795	-	30,774,832	12,003,434	32,162,070	12,008,599	171,346,652	177,937,025

Contract owners’ equity end of period	$4,406,963	3,156,795	26,045,298	30,774,832	25,500,430	32,162,070	182,648,683	171,346,652

CHANGES IN UNITS:
Beginning units	327,050	-	905,469	475,910	900,815	354,656	6,695,505	8,197,211
Units purchased	376,345	658,302	123,264	649,431	3,481	941,029	513,540	487,802
Units redeemed	(285,180)	(331,252)	(325,513)	(219,872)	(247,666)	(394,870)	(1,443,858)	(1,989,508)

Ending units	418,215	327,050	703,220	905,469	656,630	900,815	5,765,187	6,695,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRBP		WRBDP		WRCEP		WRDIV
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$161,796	181,105	1,994,216	1,874,267	(631,360)	(565,447)	81,888	(3,540)
Realized gain (loss) on investments	1,962,868	2,227,263	1,592,428	1,513,484	6,479,325	6,797,849	322,103	56,369
Change in unrealized gain (loss) on investments	3,573,471	(226,844)	(7,677,960)	77,511	16,243,237	409,503	3,310,088	1,935,894
Reinvested capital gains	4,029,241	2,567,876	1,379,661	744,247	8,934,536	10,649,920	358,298	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,727,376	4,749,400	(2,711,655)	4,209,509	31,025,738	17,291,825	4,072,377	1,988,723

Equity transactions:
Purchase payments received from contract owners (note 3)	672,028	418,167	588,700	657,055	1,037,496	870,602	188,016	195,180
Transfers between subaccounts (including fixed account), net (note 3)	2,419,136	1,341,360.00	(6,423,787)	6,387,663	84,140	(3,203,141)	(587,476)	(1,228,417)
Redemptions (note 3)	(7,234,827)	(7,999,416)	(14,304,526)	(15,175,921)	(17,412,383)	(17,826,998)	(2,211,330)	(2,687,829)
Annuity benefits	(10,290)	(9,354)	(9,865)	(26,218)	(12,454)	(10,731)	(547)	(487)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,474)	(2,247)	(5,126)	(5,133)	(7,017)	(14,582)	(1,025)	(1,947)
Adjustments to maintain reserves	301	46	155	248	385	264	31	(3)

Net equity transactions	(4,156,126)	(6,251,444)	(20,154,449)	(8,162,306)	(16,309,833)	(20,184,586)	(2,612,331)	(3,723,503)

Net change in contract owners’ equity	5,571,250	(1,502,044)	(22,866,104)	(3,952,797)	14,715,905	(2,892,761)	1,460,046	(1,734,780)
Contract owners’ equity beginning of period	45,526,485	47,028,529	92,722,617	96,675,414	104,198,086	107,090,847	15,820,622	17,555,402

Contract owners’ equity end of period	$51,097,735	45,526,485	69,856,513	92,722,617	118,913,991	104,198,086	17,280,668	15,820,622

CHANGES IN UNITS:
Beginning units	2,832,072	3,231,584	5,653,755	6,157,959	7,924,937	9,558,169	1,093,997	1,359,638
Units purchased	311,690	274,453	451,767	819,508	431,845	395,733	94,661	94,055
Units redeemed	(545,371)	(673,965)	(1,712,737)	(1,323,712)	(1,506,822)	(2,028,965)	(256,483)	(359,696)

Ending units	2,598,391	2,832,072	4,392,785	5,653,755	6,849,960	7,924,937	932,175	1,093,997

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRENG		WRGBP		WRGNR		WRGP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(72,057)	(88,877)	(35,074)	48,870	(167,995)	(239,143)	(736,860)	(1,169,438)
Realized gain (loss) on investments	837,540	(331,224)	12,753	1,084	2,222,315	(5,446,507)	7,284,206	7,024,466
Change in unrealized gain (loss) on investments	695,989	423,008	44,584	42,766	(1,072,903)	4,480,134	17,647,588	(1,631,017)
Reinvested capital gains	21,800	-	-	2,421	-	1,257,006	8,346,850	8,123,967

Net increase (decrease) in contract owners’ equity resulting from operations	1,483,272	2,907	22,263	95,141	981,417	51,490	32,541,784	12,347,978

Equity transactions:
Purchase payments received from contract owners (note 3)	126,353	80,356	67,499	55,277	137,663	199,782	881,921	1,039,439
Transfers between subaccounts (including fixed account), net (note 3)	(450,327)	(1,611,706.00)	1,688,804	1,382,304	(2,518,137)	(1,933,780)	(3,160,818)	(4,163,212)
Redemptions (note 3)	(1,023,408)	(954,557)	(607,387)	(215,985)	(2,978,120)	(3,861,405)	(18,303,190)	(18,243,149)
Annuity benefits	-	-	-	-	(594)	(592)	(10,492)	(9,289)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(700)	(1,129)	-	-	(1,614)	(10,343)	(6,468)	(12,911)
Adjustments to maintain reserves	(96)	(31)	(51)	(45)	(85)	(118)	129	61

Net equity transactions	(1,348,178)	(2,487,067)	1,148,865	1,221,551	(5,360,887)	(5,606,456)	(20,598,918)	(21,389,061)

Net change in contract owners’ equity	135,094	(2,484,160)	1,171,128	1,316,692	(4,379,470)	(5,554,966)	11,942,866	(9,041,083)
Contract owners’ equity beginning of period	6,448,904	8,933,064	2,680,726	1,364,034	17,557,306	23,112,272	103,655,837	112,696,920

Contract owners’ equity end of period	$6,583,998	6,448,904	3,851,854	2,680,726	13,177,836	17,557,306	115,598,703	103,655,837

CHANGES IN UNITS:
Beginning units	580,041	805,071	258,003	138,156	1,371,424	1,820,540	8,850,476	10,732,698
Units purchased	100,019	122,150	201,271	172,835	61,017	163,667	236,116	294,009
Units redeemed	(211,018)	(347,180)	(90,792)	(52,988)	(466,965)	(612,783)	(1,773,489)	(2,176,231)

Ending units	469,042	580,041	368,482	258,003	965,476	1,371,424	7,313,103	8,850,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRHIP		WRIP		WRI2P		WRLTBP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,293,489	3,895,983	(61,494)	261,238	65,962	162,597	(58,877)	111,327
Realized gain (loss) on investments	2,286,006	689,914	668,471	1,518,761	(835,297)	(2,008,603)	(135,404)	5,311
Change in unrealized gain (loss) on investments	2,031,391	7,317,699	3,597,753	991,128	3,250,490	3,178,270	104,458	(169,691)
Reinvested capital gains	-	-	564,558	1,970,962	-	110,534	5,437	127,757

Net increase (decrease) in contract owners’ equity resulting from operations	7,610,886	11,903,596	4,769,288	4,742,089	2,481,155	1,442,798	(84,386)	74,704

Equity transactions:
Purchase payments received from contract owners (note 3)	1,824,624	896,348	166,852	270,220	137,375	119,594	36,813	47,102
Transfers between subaccounts (including fixed account), net (note 3)	12,122,305	11,111,848.00	(345,570)	160,347	(260,015)	(976,398)	2,354,774	3,067,197
Redemptions (note 3)	(13,496,703)	(12,126,231)	(6,016,092)	(5,438,477)	(2,163,582)	(2,130,126)	(2,176,107)	(432,665)
Annuity benefits	(21,200)	(26,636)	(4,021)	(3,636)	(7,448)	(10,396)	-	-
Contract maintenance charges (note 2)	(102)	(29)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,168)	(9,273)	(2,533)	(5,603)	(1,416)	(3,445)	(720)	(127)
Adjustments to maintain reserves	(4,427)	(28)	(21)	(25)	95	(11)	(25)	(16)

Net equity transactions	418,329	(154,001)	(6,201,385)	(5,017,174)	(2,294,991)	(3,000,782)	214,735	2,681,491

Net change in contract owners’ equity	8,029,215	11,749,595	(1,432,097)	(275,085)	186,164	(1,557,984)	130,349	2,756,195
Contract owners’ equity beginning of period	82,199,979	70,450,384	30,383,469	30,658,554	11,896,285	13,454,269	5,120,924	2,364,729

Contract owners’ equity end of period	$90,229,194	82,199,979	28,951,372	30,383,469	12,082,449	11,896,285	5,251,273	5,120,924

CHANGES IN UNITS:
Beginning units	3,437,628	3,451,947	2,396,608	2,824,384	780,139	988,441	494,224	233,219
Units purchased	1,045,726	771,291	132,951	230,507	70,197	73,849	413,779	375,144
Units redeemed	(1,038,581)	(785,610)	(592,056)	(658,283)	(208,555)	(282,151)	(392,272)	(114,139)

Ending units	3,444,773	3,437,628	1,937,503	2,396,608	641,781	780,139	515,731	494,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRMIC		WRMCG		WRMMP		WRRESP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(48,810)	(45,214)	(177,407)	(157,352)	(183,089)	(242,326)	2,115	(33,251)
Realized gain (loss) on investments	667,266	80,931	2,170,982	700,091	-	-	265,574	(354,533)
Change in unrealized gain (loss) on investments	1,166,865	38,839	1,418,729	(272,612)	-	-	(235,956)	1,651,739
Reinvested capital gains	177,931	330,117	511,647	1,358,391	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,963,252	404,673	3,923,951	1,628,518	(183,089)	(242,326)	31,733	1,263,955

Equity transactions:
Purchase payments received from contract owners (note 3)	12,066	53,286	625,225	179,002	4,654,709	4,001,718	127,907	69,649
Transfers between subaccounts (including fixed account), net (note 3)	329,348	(98,706.00)	920,961	1,190,191	11,741,480	8,008,357	115,937	(299,561)
Redemptions (note 3)	(781,350)	(454,627)	(2,890,547)	(2,238,193)	(19,054,770)	(18,945,495)	(1,462,872)	(1,419,078)
Annuity benefits	(4,353)	(4,177)	(261)	-	(12,455)	(27,982)	(5,983)	(5,575)
Contract maintenance charges (note 2)	-	-	(21)	(12)	-	-	-	-
Contingent deferred sales charges (note 2)	(774)	(464)	(906)	(1,546)	(1,754)	(1,088)	(1,014)	(4,759)
Adjustments to maintain reserves	(45)	(74)	(570)	(122)	839	2,403	(6)	(5)

Net equity transactions	(445,108)	(504,762)	(1,346,119)	(870,680)	(2,671,951)	(6,962,087)	(1,226,031)	(1,659,329)

Net change in contract owners’ equity	1,518,144	(100,089)	2,577,832	757,838	(2,855,040)	(7,204,413)	(1,194,298)	(395,374)
Contract owners’ equity beginning of period	3,784,012	3,884,101	14,247,875	13,490,037	19,473,548	26,677,961	7,994,902	8,390,276

Contract owners’ equity end of period	$5,302,156	3,784,012	16,825,707	14,247,875	16,618,508	19,473,548	6,800,604	7,994,902

CHANGES IN UNITS:
Beginning units	237,238	269,527	799,639	849,997	1,805,265	2,452,513	462,722	565,907
Units purchased	40,175	37,136	249,385	168,001	2,258,816	1,951,749	80,197	51,217
Units redeemed	(63,351)	(69,425)	(314,137)	(218,359)	(2,508,872)	(2,598,997)	(149,398)	(154,402)

Ending units	214,062	237,238	734,887	799,639	1,555,209	1,805,265	393,521	462,722

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WRSTP		WRSCP		WRSCV		WRVP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(806,619)	(729,999)	(552,994)	(573,350)	(18,529)	(43,428)	(157,560)	88,704
Realized gain (loss) on investments	3,669,486	3,165,662	2,239,499	1,074,573	599,663	47,512	1,008,493	369,928
Change in unrealized gain (loss) on investments	24,696,450	8,054,879	15,735,873	712,618	858,664	603,667	11,358,920	3,195,112
Reinvested capital gains	4,284,287	4,612,332	-	1,191,119	428,882	432,601	1,182,484	3,707,698

Net increase (decrease) in contract owners’ equity resulting from operations	31,843,604	15,102,874	17,422,378	2,404,960	1,868,680	1,040,352	13,392,337	7,361,442

Equity transactions:
Purchase payments received from contract owners (note 3)	1,192,542	716,187	442,075	607,736	29,616	28,221	301,389	284,770
Transfers between subaccounts (including fixed account), net (note 3)	(760,589)	(2,099,521.00)	(1,427,433)	(1,209,598)	35,437	(741,761)	(808,595)	(2,077,472)
Redemptions (note 3)	(13,142,104)	(10,173,047)	(9,323,287)	(8,445,057)	(810,434)	(1,120,619)	(7,439,586)	(8,260,379)
Annuity benefits	(2,346)	(1,825)	(1,103)	(988)	(8,733)	(11,390)	(11,503)	(9,727)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,302)	(15,271)	(4,330)	(5,569)	(487)	(1,569)	(2,564)	(8,178)
Adjustments to maintain reserves	844	454	(34)	(34)	96	(76)	(70)	(85)

Net equity transactions	(12,716,955)	(11,573,023)	(10,314,112)	(9,053,510)	(754,505)	(1,847,194)	(7,960,929)	(10,071,071)

Net change in contract owners’ equity	19,126,649	3,529,851	7,108,266	(6,648,550)	1,114,175	(806,842)	5,431,408	(2,709,629)
Contract owners’ equity beginning of period	64,319,040	60,789,189	46,285,262	52,933,812	6,009,282	6,816,124	42,968,632	45,678,261

Contract owners’ equity end of period	$83,445,689	64,319,040	53,393,528	46,285,262	7,123,457	6,009,282	48,400,040	42,968,632

CHANGES IN UNITS:
Beginning units	3,672,810	4,392,183	3,296,538	3,922,926	400,259	531,829	2,815,525	3,517,161
Units purchased	270,162	185,344	132,802	184,124	67,536	35,078	151,317	138,357
Units redeemed	(862,767)	(904,717)	(746,319)	(810,512)	(107,838)	(166,648)	(596,634)	(839,993)

Ending units	3,080,205	3,672,810	2,683,021	3,296,538	359,957	400,259	2,370,208	2,815,525

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SVOF		WFVSCG		JAGTS2		JAIGS2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,310)	(3,746)	(88,745)	(71,159)	-	(50,716)	-	(236,327)
Realized gain (loss) on investments	13,709	35,599	1,281,500	367,404	-	1,480,930	-	(4,957,678)
Change in unrealized gain (loss) on investments	44,932	984	1,311,268	(159,584)	-	720,539	-	12,289,824
Reinvested capital gains	-	85	383,476	288,716	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,331	32,922	2,887,499	425,377	-	2,150,753	-	7,095,819

Equity transactions:
Purchase payments received from contract owners (note 3)	1,220	(13,592)	400,230	84,357	-	161,441	136	396,635
Transfers between subaccounts (including fixed account), net (note 3)	(18,845)	(33,182.00)	1,679,454	(924,901)	-	(12,814,174)	(122)	(60,982,505)
Redemptions (note 3)	(14,774)	(54,338)	(691,934)	(1,022,632)	-	(866,193)	(14)	(2,479,019)
Annuity benefits	(2,517)	(2,156)	(4,355)	(3,848)	-	(1,022)	-	(6,329)
Contract maintenance charges (note 2)	(30)	(50)	(63)	(50)	-	(155)	-	(867)
Contingent deferred sales charges (note 2)	1	-	(398)	(868)	-	(1,316)	-	(3,807)
Adjustments to maintain reserves	972	555	(208)	(151)	-	68	(2,610)	13,871

Net equity transactions	(33,973)	(102,763)	1,382,726	(1,868,093)	-	(13,521,351)	(2,610)	(63,062,021)

Net change in contract owners’ equity	21,358	(69,841)	4,270,225	(1,442,716)	-	(11,370,598)	(2,610)	(55,966,202)
Contract owners’ equity beginning of period	206,224	276,065	5,049,807	6,492,523	-	11,370,598	2,610	55,968,812

Contract owners’ equity end of period	$227,582	206,224	9,320,032	5,049,807	-	-	-	2,610

CHANGES IN UNITS:
Beginning units	12,979	20,470	300,349	412,796	-	816,960	-	2,777,451
Units purchased	79	412	353,187	78,778	-	253,306	347	137,973
Units redeemed	(2,046)	(7,903)	(279,631)	(191,225)	-	(1,070,266)	(347)	(2,915,424)

Ending units	11,012	12,979	373,905	300,349	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVCA2		VWEMR		VWHAR		BBCMAG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(5,570)	-	(55,341)	-	(135,685)	(1,547)	(2,364)
Realized gain (loss) on investments	-	296,939	-	1,282,315	-	1,438,506	55,425	(70,912)
Change in unrealized gain (loss) on investments	-	(139,590)	-	1,198,502	-	(2,152,832)	(39,205)	129,668
Reinvested capital gains	-	-	-	-	-	2,537,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	151,779	-	2,425,476	-	1,687,625	14,673	56,392

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(9,303)	-	176,919	-	181,890	3,973	7,902
Transfers between subaccounts (including fixed account), net (note 3)	-	(1,124,190.00)	-	(14,544,702)	-	(34,177,336)	(433,611)	31
Redemptions (note 3)	-	(44,681)	-	(760,630)	-	(1,860,428)	(20,383)	(146,820)
Annuity benefits	-	(2,391)	-	-	-	(1,439)	-	-
Contract maintenance charges (note 2)	-	(6)	-	(51)	-	(150)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(1,519)	-	(2,292)	-	-
Adjustments to maintain reserves	-	13	-	(54)	-	2,712	3	(32)

Net equity transactions	-	(1,180,558)	-	(15,130,037)	-	(35,857,043)	(450,018)	(138,919)

Net change in contract owners’ equity	-	(1,028,779)	-	(12,704,561)	-	(34,169,418)	(435,345)	(82,527)
Contract owners’ equity beginning of period	-	1,028,779	-	12,704,561	-	34,169,418	435,345	517,872

Contract owners’ equity end of period	$-	-	-	-	-	-	-	435,345

CHANGES IN UNITS:
Beginning units	-	123,477	-	606,157	-	1,173,183	37,711	50,679
Units purchased	-	31,499	-	63,022	-	75,075	323	702
Units redeemed	-	(154,976)	-	(669,179)	-	(1,248,258)	(38,034)	(13,670)

Ending units	-	-	-	-	-	-	-	37,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHI3		OVHI		AVCA		AVCD2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	150,089	-	8,419	-	(184)	-	(5,193)
Realized gain (loss) on investments	-	(118,307)	-	(141,750)	-	2,124	-	12,901
Change in unrealized gain (loss) on investments	-	77,686	-	139,798	-	4,827	-	152,643
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	109,468	-	6,467	-	6,767	-	160,351

Equity transactions:
Purchase payments received from contract owners (note 3)	-	11,575	-	-	-	211	-	(95,257)
Transfers between subaccounts (including fixed account), net (note 3)	-	(802,165.00)	-	(52,563)	-	(51,417)	-	(1,218,251)
Redemptions (note 3)	-	(274,828)	-	(18,813)	-	(641)	-	(79,149)
Annuity benefits	-	-	-	-	-	-	-	(1,481)
Contract maintenance charges (note 2)	-	(21)	-	(6)	-	-	-	(9)
Contingent deferred sales charges (note 2)	-	(81)	-	(5)	-	-	-	(88)
Adjustments to maintain reserves	-	(61)	-	(18)	-	(11)	-	1,303

Net equity transactions	-	(1,065,581)	-	(71,405)	-	(51,858)	-	(1,392,932)

Net change in contract owners’ equity	-	(956,113)	-	(64,938)	-	(45,091)	-	(1,232,581)
Contract owners’ equity beginning of period	-	956,113	-	64,938	-	45,091	-	1,232,581

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	347,539	-	21,860	-	4,899	-	125,245
Units purchased	-	140,416	-	-	-	53	-	13,084
Units redeemed	-	(487,955)	-	(21,860)	-	(4,952)	-	(138,329)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVHIS
	2013	2012
Investment activity:
Net investment income (loss)	$-	3,514
Realized gain (loss) on investments	-	(61,910)
Change in unrealized gain (loss) on investments	-	60,885
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,489

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between subaccounts (including fixed account), net (note 3)	-	(23,240.00)
Redemptions (note 3)	-	(14)
Annuity benefits	-	(1,828)
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	(25,082)

Net change in contract owners’ equity	-	(22,593)
Contract owners’ equity beginning of period	-	22,593

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	6,674
Units purchased	-	-
Units redeemed	-	(6,674)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
STERLING CAPITAL FUNDS
Variable Insurance Funds - Equity Income VIF (BBGI)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class III (MLVGA3)
DELAWARE GROUP
VIP Small Cap Value Series: Service Class (DWVSVS)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
INVESCO INVESTMENTS
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
Mid Cap Growth Series - Service Class (MMCGSC)
New Discovery Series - Service Class (MNDSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Nationwide Fund - Class I (TRF)
NVIT Nationwide Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class II (GBF2)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Invesco NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NVIT Small Cap Index Fund Class II (NVSIX2)
NVIT S&P 500 Index Fund Class II (GVEX2)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)
VP Ultra(R) Fund - Class I (ACVU1)
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Value Fund - Class II (ACVV2)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Managed Tail Risk Fund II: Service Shares (FCA2S)
High Income Bond Fund II - Service Shares (FHIBS)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R)Portfolio - Service Class 2 (FC2)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
VIP Contrafund(R) Portfolio - Service Class (FCS)
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Equity-Income Portfolio - Service Class (FEIS)
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
VIP Growth Opportunities Portfolio - Service Class (FGOS)
VIP Growth Portfolio - Service Class (FGS)
VIP Growth Portfolio - Service Class 2 (FG2)
VIP High Income Portfolio - Service Class (FHIS)
VIP High Income Portfolio - Service Class R (FHISR)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Overseas Portfolio - Service Class (FOS)
VIP Overseas Portfolio - Service Class 2 R (FO2R)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)*
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Advisor Class (PMVAAD)
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)*
Putnam VT Voyager Fund - Class IB (PVTVB)*
PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST
VI American Franchise Fund - Series II Shares (ACEG2)
VI Comstock Fund - Series II Shares (ACC2)
VI American Franchise Fund - Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
VI Core Equity Fund - Series I Shares (AVGI)
VI Core Equity Fund - Series II Shares (AVCE2)
VI Equity and Income Fund - Series I Shares (IVKEI1)
VI Global Health Care Fund - Series I Shares (IVHS)
VI Global Real Estate Fund - Series I Shares (IVRE)
VI International Growth Fund - Series I Shares (AVIE)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
GUGGENHEIM INVESTMENTS
Variable Fund - Multi-Hedge Strategies (RVARS)
SBL Fund - Series D (World Equity Income Series) (SBLD)
SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)
SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - Balanced (WRBP)
Variable Insurance Portfolios - Bond (WRBDP)
Variable Insurance Portfolios - Core Equity (WRCEP)
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
Variable Insurance Portfolios - Energy (WRENG)
Variable Insurance Portfolios - Global Bond (WRGBP)
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
Variable Insurance Portfolios - Growth (WRGP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - International Growth (WRIP)
Variable Insurance Portfolios - International Core Equity (WRI2P)
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
Variable Insurance Portfolios - Money Market (WRMMP)
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
Variable Insurance Portfolios - Science and Technology (WRSTP)
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
Variable Insurance Portfolios - Small Cap Value (WRSCV)
Variable Insurance Portfolios - Value (WRVP)
WELLS FARGO FUNDS
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
VT Omega Growth - Class 1 (EVOM)*

*At December 31, 2013, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit. Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%

(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.

(2) Includes Waddill & Reed Advisors select Reserve product.

(3) Includes NEA Select product.

(4) Includes Key Bank and Paine Weber products.

(5) Available beginning January 2, 2001 or a later date if state law requires.

(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.

(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option

(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.

(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.

(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

	Total	ALVDAB	BBGI	MLVGA3	DWVSVS	DSIF	DSRG	DSRGS

0.95%	$18,078,506	$123	$2,131	$89,934	$296	$1,002,842	$131,726	$-
1.00%	6,347,023	34	-	38,195	207	474,540	60,692	-
1.05%	1,302,438	43	1	6,768	-	104,810	15,764	-
1.10%	10,072,708	284	879	42,866	210	380,054	85,640	-
1.15%	4,949,772	198	1,296	40,607	46	203,936	24,538	-
1.20%	10,891,805	1,115	-	144,329	98	649,364	65,253	-
1.25%	2,126,116	105	30	12,171	-	93,306	11,255	-
1.30%	1,894,075	7	2,016	24,130	1,097	87,700	8,227	-
1.35%	2,443,954	758	139	24,230	-	137,692	10,229	-
1.40%	2,769,787	-	651	21,986	7	100,481	11,601	-
1.45%	431,286	-	63	4,032	-	17,225	1,130	-
1.50%	1,011,539	-	-	3,035	-	24,382	4,729	435
1.55%	746,094	-	22	4,614	86	11,821	1,386	-
1.60%	1,131,596	-	-	7,359	-	38,572	952	54
1.65%	1,155,601	-	-	7,025	2	24,614	2,418	304
1.70%	116,968	-	-	599	-	10,623	295	-
1.75%	614,394	-	-	488	2	11,323	2,781	-
1.80%	419,260	-	-	3,577	-	5,717	143	-
1.85%	142,838	-	-	254	-	2,929	103	-
1.90%	81,042	-	-	6,685	-	494	239	-
1.95%	370,886	-	-	934	-	1,445	-	23
2.00%	53,446	-	-	-	-	246	-	-
2.05%	251,512	-	-	5	-	1,628	314	-
2.10%	242,765	-	-	-	-	129	-	458
2.15%	50,721	-	-	-	-	221	-	-
2.20%	235,192	-	-	1,927	-	4,034	-	-
2.25%	627,323	-	-	-	-	15,210	-	-
2.35%	23,856	-	-	-	-	-	-	-
2.40%	1,231	-	-	-	-	-	-	-
2.45%	25,250	-	-	-	-	-	-	-
2.50%	15,209	-	-	-	-	-	-	-
2.60%	62,742	-	-	-	-	-	-	4

Totals	$68,686,935	$2,667	$7,228	$485,750	$2,051	$3,405,338	$439,415	$1,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GVGMNS	HVIE	HVSIT	IVMCC2	IVKMG2	JPMMV1	JABS	JACAS

0.95%	$133	$728	$6,279	$19	$4,033	$54,348	$-	$255,595
1.00%	8	-	881	-	480	26,398	-	150,631
1.05%	-	-	363	-	75	3,925	-	23,139
1.10%	812	94	471	2,123	1,446	16,885	-	101,307
1.15%	-	158	1,390	560	237	9,319	-	45,253
1.20%	455	402	418	91	2,375	44,613	-	199,630
1.25%	90	-	46	9	1,231	4,998	1,029	33,859
1.30%	-	-	-	-	1	10,630	-	50,510
1.35%	78	-	251	19	54	7,244	-	41,753
1.40%	-	-	554	-	233	4,497	-	39,075
1.45%	-	-	96	-	-	402	-	5,052
1.50%	-	-	69	-	1,481	1,778	-	21,438
1.55%	-	-	1,942	-	88	3,281	-	9,497
1.60%	-	-	245	-	92	4,607	-	13,216
1.65%	-	-	-	-	1,623	5,667	-	16,713
1.70%	-	-	-	-	-	575	-	2,557
1.75%	-	-	4	4	118	92	-	2,776
1.80%	-	-	-	-	234	979	-	4,755
1.85%	-	-	-	-	-	2,540	-	829
1.90%	-	-	-	-	-	-	-	253
1.95%	-	-	-	-	225	5,918	-	1,672
2.00%	-	-	-	-	-	-	-	420
2.05%	-	-	-	-	1,124	693	-	2,742
2.10%	-	-	-	-	-	581	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	577	335	-	273
2.25%	-	-	-	-	228	-	-	8,347
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$1,576	$1,382	$13,009	$2,825	$15,955	$210,305	$1,029	$1,031,292

	JAGTS	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI

0.95%	$85,265	$247,609	$-	$-	$12,144	$138,962	$40,178	$7,903
1.00%	51,838	127,196	-	-	2,084	34,763	11,031	2,599
1.05%	8,013	21,688	-	-	144	6,339	1,091	54
1.10%	41,852	114,768	-	-	2,441	32,617	8,368	2,590
1.15%	16,360	54,864	-	-	4,203	20,734	6,201	531
1.20%	57,904	224,727	-	-	2,557	79,116	21,174	4,966
1.25%	14,211	29,932	2,319	-	277	8,570	1,216	1,822
1.30%	9,270	26,385	-	-	-	14,990	3,958	934
1.35%	19,313	33,238	-	-	37	11,136	2,798	918
1.40%	7,631	34,224	-	-	190	15,923	4,978	772
1.45%	1,627	5,359	-	-	146	1,772	165	-
1.50%	2,089	10,354	-	3,346	1,346	9,162	1,054	216
1.55%	755	4,506	-	-	1,488	1,751	2,090	74
1.60%	1,561	6,891	-	500	1,448	3,472	1,786	208
1.65%	2,073	10,482	-	3,530	1,649	11,618	1,769	710
1.70%	147	1,127	-	-	47	410	487	28
1.75%	1,131	6,776	-	1,536	263	4,587	1,486	5,243
1.80%	781	3,173	-	1,083	229	2,055	434	-
1.85%	470	756	-	-	964	252	1,577	325
1.90%	235	375	-	1,058	199	134	302	-
1.95%	136	510	-	3,323	4,489	3,325	5,682	31
2.00%	-	293	-	-	-	3,195	-	-
2.05%	1,108	2,549	-	3,587	3,705	4,135	265	-
2.10%	20	-	-	2,375	1,164	2,848	1,187	-
2.15%	-	97	-	-	-	3,516	-	-
2.20%	212	1,159	-	756	2,531	3,988	1,159	-
2.25%	-	-	50	-	-	7,230	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	41	25	98	50	-
2.50%	-	-	-	-	-	663	-	-
2.60%	-	-	-	714	-	182	483	-

	$324,002	$969,038	$2,369	$21,849	$43,770	$427,543	$120,969	$29,924

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	MSVF2	MSEM	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$-	$29,585	$-	$-	$397,308	$-	$84,936	$56,745
1.00%	-	10,252	-	-	151,332	-	51,787	13,436
1.05%	-	1,405	-	-	25,945	-	13,467	6,501
1.10%	-	9,480	-	-	201,514	-	45,071	12,264
1.15%	-	4,340	-	-	103,678	-	24,056	10,463
1.20%	-	14,655	17	534	324,222	-	111,682	60,501
1.25%	293	2,905	-	100	58,583	-	20,151	4,437
1.30%	-	2,088	-	-	55,828	-	36,313	11,670
1.35%	-	4,790	-	-	70,627	-	16,456	11,301
1.40%	-	2,726	-	-	87,442	-	23,974	6,433
1.45%	-	1,699	-	-	9,239	-	4,068	147
1.50%	604	323	-	37	22,028	10,121	3,626	2,272
1.55%	-	960	-	-	8,982	-	6,141	1,042
1.60%	-	7,920	39	10,651	28,547	433	1,232	263
1.65%	1,850	1,511	-	-	20,250	3,986	9,546	2,915
1.70%	-	23	-	-	3,022	-	786	-
1.75%	2,493	1,640	798	4,698	9,046	1,960	279	362
1.80%	-	452	-	-	9,554	4,923	1,182	1,350
1.85%	-	76	-	-	3,296	-	2,249	56
1.90%	-	12	-	-	625	2,661	64	55
1.95%	7,135	-	-	-	1,130	4,413	4,744	-
2.00%	-	200	-	-	1,370	1,422	-	-
2.05%	-	-	-	-	4,315	4,893	435	-
2.10%	-	-	-	-	129	3,679	318	-
2.15%	-	4	-	-	10	1,337	-	-
2.20%	391	-	-	-	3,505	4,631	5,060	33
2.25%	2,259	-	-	-	9,004	-	41,610	7,129
2.35%	-	-	-	-	-	2,430	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	636	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	796	-	-	-	-	735	-	-

	$15,821	$97,046	$854	$16,020	$1,610,531	$48,260	$509,233	$209,375

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$58,657	$136,787	$44,673	$77,763	$90,713	$3,088	$75,233	$-
1.00%	18,937	30,006	15,053	36,505	27,201	1,095	24,175	-
1.05%	5,027	8,672	3,535	11,121	5,387	54	4,535	-
1.10%	27,391	36,934	16,635	27,547	32,129	3,523	35,700	-
1.15%	19,392	25,110	10,694	19,538	13,875	1,161	32,302	-
1.20%	55,923	84,919	49,041	34,151	61,887	823	55,089	-
1.25%	10,364	16,323	7,192	7,452	17,829	1,051	11,063	-
1.30%	24,652	49,618	6,821	12,209	17,661	56	7,796	-
1.35%	11,117	16,553	4,680	10,835	19,103	47	18,960	-
1.40%	13,795	22,329	7,419	9,538	16,570	367	11,186	-
1.45%	67	2,074	77	1,280	1,033	-	1,631	-
1.50%	907	5,113	1,497	3,400	1,198	40	2,365	1,282
1.55%	3,051	2,053	1,849	2,154	2,042	-	2,575	-
1.60%	2,118	2,747	454	5,786	2,034	73	4,119	653
1.65%	1,903	10,677	1,359	2,913	6,049	234	1,568	994
1.70%	44	126	-	361	87	-	107	-
1.75%	1,624	3,019	-	7,017	377	-	3,653	928
1.80%	1,011	569	67	4,148	972	-	922	82
1.85%	96	383	-	331	254	-	548	-
1.90%	83	82	123	2	6	-	-	175
1.95%	71	464	-	60	1	-	773	1,024
2.00%	-	-	-	-	-	-	337	-
2.05%	-	893	-	-	4	12	661	876
2.10%	-	-	-	-	-	-	23	589
2.15%	-	-	-	-	-	-	-	-
2.20%	50	36	42	189	38	-	2	1,423
2.25%	-	14,964	16,893	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	336
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	216

	$256,280	$470,451	$188,104	$274,300	$316,450	$11,624	$295,323	$8,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GIG	GIG3	NVIE6	NVNMO1	NVNSR1	NVCRA2	NVCRB2	NVCCA2

0.95%	$19,759	$59,002	$-	$235,884	$24,550	$8,723	$31,207	$16,099
1.00%	10,094	26,345	-	118,752	3,969	2,106	14,109	5,989
1.05%	2,856	5,690	-	31,151	788	-	3,157	1,533
1.10%	8,758	20,653	-	92,756	7,364	5,892	17,773	12,039
1.15%	2,046	10,659	-	41,264	6,511	1,573	3,942	1,169
1.20%	7,494	49,820	-	112,377	9,076	8,468	20,310	3,722
1.25%	2,412	4,586	1,041	18,279	2,268	1,577	8,339	5,518
1.30%	2,909	7,187	-	29,859	272	-	4,510	10,700
1.35%	1,336	10,345	-	29,600	3,424	792	3,004	6,337
1.40%	1,420	5,363	-	23,248	1,776	92	5,553	1,064
1.45%	203	1,216	-	4,491	100	-	456	-
1.50%	193	2,048	-	6,175	412	-	281	1,433
1.55%	288	1,812	-	7,456	310	432	1,028	281
1.60%	250	2,803	-	7,872	92	-	258	-
1.65%	764	789	-	5,423	662	667	847	-
1.70%	-	247	-	1,502	115	-	-	-
1.75%	-	2,062	-	596	327	191	-	-
1.80%	483	832	-	2,391	-	-	-	2,810
1.85%	212	311	-	552	-	-	-	-
1.90%	-	-	-	2,089	-	-	2,580	-
1.95%	-	170	-	14	-	-	-	-
2.00%	-	21	-	-	-	-	-	-
2.05%	76	730	-	1,553	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	2	-	-	-	-	-	-
2.20%	58	541	-	86	-	-	-	-
2.25%	-	-	-	555	966	61	4,557	3,767
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$61,611	$213,234	$1,041	$773,925	$62,982	$30,574	$121,911	$72,461

	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF

0.95%	$18,203	$39,952	$20,716	$24,023	$17,829	$-	$19,534	$449,339
1.00%	9,067	40,271	8,824	7,902	9,093	-	4,831	246,435
1.05%	773	1,192	-	3,234	1,060	-	1,195	42,991
1.10%	6,334	38,965	10,907	13,549	10,277	-	2,678	117,851
1.15%	1,374	21,179	4,410	7,292	4,495	-	3,032	36,950
1.20%	20,626	39,969	15,864	20,785	22,855	-	19,622	118,472
1.25%	12,960	11,858	8,126	3,024	1,341	-	3,110	27,531
1.30%	4,766	4,891	3,717	5,333	2,346	-	8,247	18,922
1.35%	9,664	17,417	5,148	4,688	5,633	-	935	17,093
1.40%	2,067	2,370	852	5,334	3,504	-	1,709	25,524
1.45%	657	1,200	-	-	327	-	-	5,804
1.50%	1,063	71	46	-	974	1,883	83	10,594
1.55%	3,939	459	-	-	195	-	-	1,530
1.60%	2,010	2,272	286	-	546	594	1,709	6,989
1.65%	1,439	3,701	-	-	435	1,416	41	5,437
1.70%	-	-	-	-	389	-	-	2,099
1.75%	1,450	-	-	-	81	328	-	4,139
1.80%	870	2,880	-	-	257	98	-	2,047
1.85%	-	-	-	1,202	-	-	-	570
1.90%	-	-	-	-	-	-	-	60
1.95%	-	-	-	-	17	2,326	-	54
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	6,300	-	92
2.10%	-	-	-	-	-	942	-	549
2.15%	-	-	-	-	-	-	-	203
2.20%	-	-	-	-	-	795	12	345
2.25%	7,346	24,985	27,109	1,209	2,699	-	2,323	10,575
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	610	-	-
2.50%	-	-	-	-	-	322	-	-
2.60%	-	-	-	-	-	-	-	-

	$104,608	$253,632	$106,005	$97,575	$84,353	$15,614	$69,061	$1,152,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	TRF2	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2

0.95%	$-	$561,784	$-	$120,497	$20,760	$105,789	$18,148	$6,638
1.00%	-	226,737	-	60,728	458	15,083	8,107	359
1.05%	-	48,805	-	18,341	415	7,872	1,249	-
1.10%	-	229,747	-	28,799	2,173	75,573	8,016	646
1.15%	-	99,499	-	13,906	2,409	29,129	8,141	112
1.20%	-	319,468	-	32,928	7,970	68,421	10,750	3,573
1.25%	-	45,597	-	5,345	4,527	66,232	728	1,166
1.30%	-	57,895	-	8,727	69	4,575	3,488	2
1.35%	-	64,530	-	4,183	173	27,218	459	818
1.40%	-	82,747	-	4,789	854	18,828	1,937	485
1.45%	-	5,797	-	314	4	5,137	88	-
1.50%	730	13,871	16,777	2,787	24	14,481	-	-
1.55%	-	17,030	-	1,483	-	7,661	407	-
1.60%	130	33,876	2,461	1,051	-	12,432	257	-
1.65%	2,493	17,142	12,734	1,434	58	15,777	9	9
1.70%	-	3,194	-	647	-	1,731	-	-
1.75%	574	19,543	7,151	1,713	-	6,432	234	8
1.80%	720	8,154	1,098	277	135	6,590	27	-
1.85%	-	2,510	-	-	53	2,504	-	-
1.90%	-	71	759	-	-	132	-	-
1.95%	498	-	8,657	-	-	21,166	-	-
2.00%	-	304	47	42	-	-	-	-
2.05%	941	1,987	4,719	45	-	5,155	-	-
2.10%	1,329	-	9,406	-	-	2,890	-	-
2.15%	-	339	-	-	-	1,034	-	-
2.20%	350	1,198	5,416	-	-	3,178	-	-
2.25%	-	17,630	-	-	-	3,153	602	1,416
2.35%	-	-	163	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	1,222	-	-	-	-	-
2.50%	581	-	117	-	-	-	-	-
2.60%	111	-	1,108	-	-	10,219	-	-

	$8,457	$1,879,455	$71,835	$308,036	$40,082	$538,392	$62,647	$15,232

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3

0.95%	$104,753	$473,975	$180,664	$173,828	$283,394	$633,443	$36	$168,574
1.00%	23,316	145,482	41,526	38,038	123,958	237,183	2	81,162
1.05%	7,477	48,777	12,015	6,898	18,735	67,044	-	14,844
1.10%	57,329	332,926	206,253	105,708	151,613	216,380	1,128	42,158
1.15%	42,366	214,104	125,398	44,106	78,621	99,629	33	18,700
1.20%	77,774	353,543	160,704	94,100	207,791	547,140	-	107,574
1.25%	15,379	155,611	83,382	41,149	36,892	62,887	4	18,536
1.30%	11,411	47,752	11,589	13,331	61,002	63,415	-	18,810
1.35%	30,264	75,080	53,125	26,493	54,824	89,286	-	17,520
1.40%	28,140	158,579	77,191	35,927	41,532	88,116	-	20,120
1.45%	1,944	19,010	4,754	5,229	6,697	4,405	-	3,181
1.50%	14,314	52,747	35,856	26,760	9,712	33,121	-	16,120
1.55%	8,142	24,244	66,217	3,007	8,019	7,764	-	1,439
1.60%	27,269	108,480	31,114	23,832	14,114	13,096	-	4,017
1.65%	12,625	65,439	41,131	31,762	11,475	40,777	-	5,036
1.70%	33	7,884	2,858	5,159	1,889	1,850	-	365
1.75%	7,809	70,571	18,046	22,790	15,132	27,466	-	1,140
1.80%	1,397	39,411	11,397	8,858	4,648	11,615	-	2,982
1.85%	5,046	8,668	6,848	1,418	1,327	2,904	-	403
1.90%	404	3,786	1,872	7,667	338	1,802	-	90
1.95%	7,149	15,630	22,609	3,731	86	5,226	-	892
2.00%	-	2,160	-	1,641	539	248	-	12
2.05%	2,866	14,912	8,194	8,300	4,934	5,805	-	421
2.10%	4,626	19,391	21,092	15,669	830	5,086	-	-
2.15%	2,193	3,449	8,294	7,835	276	2,499	-	75
2.20%	4,394	13,024	13,640	18,269	3,001	3,796	-	768
2.25%	3,938	78,216	58,028	9,992	1,975	11,370	-	52
2.35%	273	7,072	1,582	308	-	1,095	-	-
2.40%	-	-	1,170	-	-	-	-	-
2.45%	-	2,279	2,393	1,019	-	37	-	-
2.50%	654	2,706	2,441	3,736	-	-	-	-
2.60%	3,554	1,523	2,231	4,569	-	1,350	-	-

	$506,839	$2,566,431	$1,313,614	$791,129	$1,143,354	$2,285,835	$1,203	$544,991

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1

0.95%	$-	$23,999	$-	$56,029	$-	$20,434	$4,033	$275,947
1.00%	-	6,259	-	24,632	-	9,530	136	132,090
1.05%	-	2,013	-	2,631	-	2,081	514	20,991
1.10%	-	9,483	-	34,540	-	10,862	1,700	132,836
1.15%	-	8,824	-	28,332	-	9,895	1,014	58,706
1.20%	-	26,281	-	48,229	-	15,217	2,048	166,518
1.25%	7	1,880	1,998	10,817	-	3,047	3,337	37,424
1.30%	-	11,426	-	6,254	-	2,164	271	12,686
1.35%	-	2,804	-	11,921	-	2,490	212	27,941
1.40%	-	2,885	-	8,609	-	4,884	4,051	32,213
1.45%	-	160	-	952	-	124	44	5,629
1.50%	-	423	1,560	3,995	1,555	1,630	5,775	14,955
1.55%	-	859	-	1,116	-	432	-	5,040
1.60%	-	3,002	93	9,433	336	7,305	1,363	9,026
1.65%	-	731	1,866	9,041	1,439	768	5,008	17,065
1.70%	-	76	-	756	-	147	9	1,972
1.75%	-	1,169	292	5,545	-	2,147	1,489	2,760
1.80%	-	1,873	-	2,861	5	1,983	896	4,202
1.85%	-	839	-	102	-	119	-	789
1.90%	-	-	-	325	-	125	1,014	834
1.95%	-	15	214	2,368	2,469	-	6,323	855
2.00%	-	43	-	353	-	164	-	265
2.05%	-	606	558	2,068	38	11	1,148	3,411
2.10%	-	-	201	1,415	436	-	4,434	-
2.15%	-	-	-	13	-	16	248	271
2.20%	-	492	438	1,542	2,495	7	4,457	4,389
2.25%	-	-	-	3,871	45	5	1,173	4,668
2.35%	-	-	31	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	41	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	12	1,032	134	-	3,250	-

	$7	$106,142	$7,263	$278,823	$8,952	$95,587	$53,947	$973,483

	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$-	$166,292	$72,599	$-	$357,088	$-	$347,892	$-
1.00%	-	39,334	27,288	-	114,210	-	140,909	-
1.05%	-	6,827	3,830	-	15,060	-	22,001	-
1.10%	-	112,725	37,817	-	156,365	-	120,458	-
1.15%	-	63,560	18,582	-	68,192	-	57,918	-
1.20%	41,166	166,145	61,658	-	213,717	-	201,102	-
1.25%	-	23,109	9,832	-	35,075	-	34,640	-
1.30%	15,463	17,931	7,947	-	27,245	-	37,683	-
1.35%	13,628	37,420	15,239	-	47,875	-	33,966	-
1.40%	8,169	49,704	9,830	-	45,204	-	53,227	-
1.45%	-	1,594	839	-	6,070	-	3,443	-
1.50%	629	12,075	1,719	715	12,689	3,187	12,303	6,111
1.55%	-	6,439	1,765	-	6,986	-	5,081	-
1.60%	41	9,544	4,279	450	23,414	945	11,480	3,423
1.65%	2,307	14,076	3,730	528	13,729	2,870	9,032	2,446
1.70%	-	2,164	430	-	3,442	-	978	-
1.75%	250	3,437	5,031	478	12,984	1,128	4,998	1,268
1.80%	50	6,418	4,121	-	7,552	14	7,459	2,696
1.85%	145	879	204	-	2,736	-	946	-
1.90%	-	614	43	204	493	430	651	1,458
1.95%	-	80	2	1,726	1,483	1,145	82	2,724
2.00%	-	-	-	34	324	123	170	654
2.05%	415	4,005	1,314	839	1,415	598	1,183	2,068
2.10%	725	-	-	705	129	2,051	-	3,146
2.15%	-	6	204	-	265	-	-	682
2.20%	-	858	1,243	575	2,309	1,763	242	2,252
2.25%	-	827	-	-	-	-	-	-
2.35%	-	-	-	-	-	134	-	-
2.40%	-	-	-	-	14	-	-	-
2.45%	-	-	-	15	-	14	-	1,678
2.50%	-	-	-	-	-	-	-	571
2.60%	-	-	-	39	-	686	-	703

	$82,988	$746,063	$289,546	$6,308	$1,176,065	$15,088	$1,107,844	$31,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	NCPG2

0.95%	$172,000	$33,896	$1,270,395	$-	$8,437	$66,376	$332,130	$24
1.00%	75,690	6,733	580,868	-	1,729	43,927	96,519	-
1.05%	14,222	1,668	108,623	-	976	9,118	12,395	-
1.10%	50,285	4,733	441,048	-	5,021	31,207	113,028	-
1.15%	29,794	5,111	232,211	-	4,928	36,110	60,392	-
1.20%	124,197	18,307	753,988	-	4,693	56,919	163,025	-
1.25%	14,178	3,734	146,988	-	2,852	11,121	24,586	-
1.30%	27,126	2,742	114,579	-	1,813	5,529	20,463	-
1.35%	28,012	3,477	162,370	-	946	16,846	46,531	2
1.40%	19,226	5,611	185,454	-	1,212	10,335	30,313	-
1.45%	1,367	4	27,014	-	102	1,126	6,078	-
1.50%	16,349	501	42,578	33,826	23	4,209	15,563	-
1.55%	4,336	101	23,467	-	55	2,852	5,371	-
1.60%	5,470	163	52,275	5,875	75	3,384	20,403	-
1.65%	19,241	3,319	49,332	29,313	609	8,027	17,107	-
1.70%	1,311	-	9,465	-	126	890	1,105	-
1.75%	7,215	-	22,500	13,168	72	2,506	7,010	-
1.80%	5,033	-	20,255	7,063	102	1,282	8,336	-
1.85%	1,791	-	3,805	-	-	1,182	1,783	-
1.90%	768	-	2,951	4,126	-	-	834	-
1.95%	6,308	-	1,262	20,040	-	1,761	5,680	-
2.00%	12	-	1,059	1,940	-	43	496	-
2.05%	11,098	-	5,249	8,687	-	761	4,506	-
2.10%	5,145	-	-	10,817	-	129	6,197	-
2.15%	4	-	12	251	-	-	14	-
2.20%	3,065	-	5,696	14,043	5	135	5,707	-
2.25%	-	7,467	55,004	-	-	2,403	186	-
2.35%	-	-	-	3,222	-	-	1,342	-
2.40%	-	-	14	-	-	-	19	-
2.45%	643	-	-	1,891	-	-	144	-
2.50%	-	-	-	224	-	-	-	-
2.60%	1,271	-	-	1,786	-	-	845	-

	$645,157	$97,567	$4,318,462	$156,272	$33,776	$318,178	$1,008,108	$26

	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2	ALVGIB	ALVPGB	ALVSVB

0.95%	$-	$-	$21	$700	$2,082	$-	$-	$16,712
1.00%	1	430	-	277	726	-	-	6,142
1.05%	-	-	147	-	83	-	-	641
1.10%	-	-	-	237	567	-	-	13,539
1.15%	-	59	-	458	921	-	-	5,400
1.20%	1,234	7	-	476	3,090	-	-	13,712
1.25%	-	-	11	71	74	182	-	1,366
1.30%	-	-	-	-	150	-	-	1,739
1.35%	-	-	-	-	219	-	-	4,841
1.40%	-	-	-	45	178	-	-	3,822
1.45%	-	-	-	-	-	-	-	26
1.50%	-	-	-	-	-	2,997	1,471	5,795
1.55%	-	-	-	-	262	-	-	368
1.60%	-	-	-	20	56	729	985	882
1.65%	-	-	-	6	-	4,936	6,682	6,688
1.70%	-	-	-	-	-	-	-	70
1.75%	-	-	-	-	-	476	508	2,127
1.80%	-	-	-	-	-	961	368	1,842
1.85%	-	-	-	-	-	-	-	130
1.90%	-	-	-	-	-	-	-	1,155
1.95%	-	-	-	-	-	4,247	4,495	9,133
2.00%	-	-	-	-	-	-	-	34
2.05%	-	-	-	-	-	2,961	1,500	1,706
2.10%	-	-	-	-	-	2,146	472	2,467
2.15%	-	-	-	-	-	110	-	-
2.20%	-	-	-	-	-	2,768	862	5,454
2.25%	-	-	-	-	-	-	-	13,885
2.35%	-	-	-	-	-	-	-	439
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	474	-	89
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	536	114	812

	$1,235	$496	$179	$2,290	$8,408	$23,523	$17,457	$121,016

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1

0.95%	$190,433	$-	$192,938	$2,071	$72	$46,210	$-	$-
1.00%	69,191	-	45,582	103	-	19,028	-	-
1.05%	15,242	-	9,037	-	-	1,223	-	-
1.10%	87,417	-	42,045	10,018	-	17,608	-	-
1.15%	35,980	-	36,864	5,290	-	8,285	-	-
1.20%	118,404	-	144,032	507	-	39,391	-	-
1.25%	19,214	-	18,444	99	-	2,062	3,649	-
1.30%	22,874	-	14,708	218	-	4,079	-	-
1.35%	23,664	-	37,178	-	-	3,696	-	-
1.40%	25,331	-	21,788	9	-	5,563	-	-
1.45%	2,582	-	1,000	-	-	233	-	-
1.50%	7,688	2,241	5,366	-	-	893	-	-
1.55%	8,164	-	8,660	-	-	2,169	-	-
1.60%	7,659	398	8,806	-	92	2,376	-	-
1.65%	12,103	2,935	4,741	-	-	869	-	-
1.70%	867	-	53	-	-	364	-	-
1.75%	4,970	1,279	4,519	184	1,814	127	-	280
1.80%	9,212	656	5,087	-	-	372	-	-
1.85%	1,954	-	2,254	-	-	583	-	-
1.90%	-	279	607	-	-	-	-	-
1.95%	3,775	1,129	1,547	-	-	1,444	-	-
2.00%	142	52	-	-	-	-	-	-
2.05%	3,156	1,530	-	-	-	3	-	-
2.10%	323	8,006	687	-	-	128	-	-
2.15%	-	147	2,159	-	-	-	-	-
2.20%	171	552	2,303	-	-	632	-	-
2.25%	-	-	18,603	-	-	-	4,515	-
2.35%	-	1,242	217	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	294	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	502	566	-	-	-	-	-

	$670,516	$20,948	$630,085	$18,499	$1,978	$157,338	$8,164	$280

	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S	FHIBS

0.95%	$2,109	$78,697	$210,771	$-	$33	$475	$-	$-
1.00%	17	26,260	88,956	-	-	-	-	-
1.05%	-	3,579	27,083	-	-	-	-	-
1.10%	14,174	38,533	81,001	-	86	30	-	-
1.15%	6,569	21,607	46,545	-	-	11	-	-
1.20%	467	56,673	140,745	-	-	-	-	-
1.25%	404	14,025	19,835	-	72	-	-	-
1.30%	655	6,996	21,819	-	-	-	-	-
1.35%	-	27,907	27,631	-	-	-	-	-
1.40%	-	13,434	29,159	-	-	35	-	-
1.45%	-	3,605	2,445	-	-	-	-	-
1.50%	-	1,475	6,939	2,806	-	-	720	5,854
1.55%	-	2,074	6,441	-	247	-	-	-
1.60%	-	4,104	5,967	1,186	-	-	1,222	1,376
1.65%	-	2,034	6,629	4,248	-	-	220	4,397
1.70%	-	693	2,440	-	-	-	-	-
1.75%	-	1,659	2,558	1,086	-	-	-	2,477
1.80%	-	392	2,204	89	-	-	77	751
1.85%	-	1,987	2,563	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	2,667	5,997	2,265	-	-	606	4,555
2.00%	-	-	259	-	-	-	-	358
2.05%	-	1,400	887	2,816	-	-	383	7,522
2.10%	-	293	443	3,913	-	-	52	8,641
2.15%	-	-	-	-	-	-	150	-
2.20%	-	531	203	898	-	-	2,053	986
2.25%	-	12	2,670	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	457
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,616	-	-	-	752
2.50%	-	-	-	159	-	-	-	-
2.60%	-	-	-	1,587	-	-	151	1,005

	$24,395	$310,637	$742,190	$22,669	$438	$551	$5,634	$39,131

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S

0.95%	$281,969	$-	$-	$12,081	$47,475	$679,915	$-	$35,127
1.00%	76,740	-	-	1,197	22,510	328,434	-	13,489
1.05%	22,086	-	-	-	3,687	72,958	-	231
1.10%	135,223	-	-	89,097	24,875	317,808	-	13,978
1.15%	78,020	-	-	36,119	8,056	144,858	-	7,279
1.20%	202,878	-	-	3,255	44,220	431,269	-	21,234
1.25%	35,589	-	-	1,537	6,056	71,892	-	436
1.30%	49,011	-	-	2,506	4,411	78,576	-	16,238
1.35%	57,856	-	-	51	10,999	108,172	-	1,578
1.40%	58,521	-	-	-	8,756	101,869	-	3,407
1.45%	6,200	-	-	-	514	8,751	-	-
1.50%	8,880	9,804	2,274	-	1,589	23,901	19,411	996
1.55%	13,590	-	-	-	1,110	18,395	-	71
1.60%	30,686	2,842	297	-	1,725	40,202	3,207	408
1.65%	20,063	11,655	1,117	-	1,646	32,323	14,666	2,576
1.70%	2,802	-	-	-	2	4,696	-	21
1.75%	31,107	3,787	2,219	-	3,107	18,845	4,478	1,750
1.80%	10,519	771	141	-	1,618	13,235	6,172	126
1.85%	2,687	-	-	-	527	4,815	-	-
1.90%	-	1,639	-	-	95	663	4,879	-
1.95%	33	11,494	1,521	-	528	2,501	10,686	17
2.00%	508	482	67	-	182	395	108	-
2.05%	1,479	10,709	1,191	-	100	4,698	5,693	-
2.10%	-	7,199	2,127	-	-	160	7,456	-
2.15%	86	5,015	-	-	-	9	-	-
2.20%	204	3,125	1,032	-	2	1,256	7,024	-
2.25%	1,551	-	-	-	-	16,904	-	-
2.35%	-	452	-	-	-	-	329	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	131	-	-	-	-	1,085	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	1,817	788	-	-	-	6,062	-

	$1,128,288	$70,922	$12,774	$145,843	$193,790	$2,527,500	$91,256	$118,962

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2

0.95%	$-	$32,069	$-	$12,967	$-	$336	$507,391	$-
1.00%	-	15,905	-	19,097	-	21	280,892	-
1.05%	-	3,492	-	1,172	-	-	56,654	-
1.10%	-	19,319	-	13,356	-	9,417	194,640	-
1.15%	-	8,257	-	8,100	-	2,061	79,733	-
1.20%	-	25,918	-	11,783	-	10	320,303	-
1.25%	240	1,991	655	2,210	2,812	-	54,765	-
1.30%	-	1,698	-	5,789	-	148	58,881	-
1.35%	-	1,963	-	2,331	-	-	48,740	-
1.40%	-	3,931	-	673	-	-	47,620	-
1.45%	-	-	-	-	-	-	6,188	-
1.50%	-	3,407	-	-	-	-	23,585	8,812
1.55%	-	1,480	-	-	-	-	7,756	-
1.60%	-	-	-	-	-	-	10,768	1,888
1.65%	-	323	-	-	-	-	19,332	6,322
1.70%	-	-	-	-	-	-	2,940	-
1.75%	-	-	-	-	-	-	8,533	4,279
1.80%	-	-	-	13	-	-	6,103	6
1.85%	-	650	-	-	-	-	1,995	-
1.90%	-	-	-	-	-	-	504	1,104
1.95%	-	706	-	-	-	-	-	3,065
2.00%	-	-	-	-	-	-	237	545
2.05%	-	-	-	-	-	-	3,184	4,281
2.10%	-	-	-	-	-	-	-	5,214
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	456	5,721
2.25%	1,001	-	2,012	-	2,135	-	3,313	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	1,175
2.50%	-	-	-	-	-	-	-	157
2.60%	-	-	-	-	-	-	-	1,721

	$1,241	$121,109	$2,667	$77,491	$4,947	$11,993	$1,744,513	$44,290

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR

0.95%	$137,844	$118,503	$172,195	$117,888	$-	$52,940	$-	$72,828
1.00%	70,992	32,295	44,817	38,114	-	34,597	-	22,484
1.05%	19,361	8,192	12,807	4,943	-	7,970	-	5,802
1.10%	48,602	30,277	40,940	52,208	-	10,092	-	36,281
1.15%	24,407	16,186	35,177	17,652	-	5,319	-	16,771
1.20%	73,351	276,552	129,381	78,008	-	31,126	-	64,357
1.25%	9,583	6,033	15,482	5,434	6,262	4,920	-	9,865
1.30%	18,627	20,907	27,650	11,886	-	4,509	-	10,684
1.35%	17,119	22,667	16,030	17,076	-	2,417	-	9,640
1.40%	11,730	9,865	18,960	19,363	-	2,195	-	21,426
1.45%	1,023	2,623	767	1,648	-	1,045	-	1,875
1.50%	4,583	2,543	4,589	2,462	11,070	2,034	5,446	1,991
1.55%	2,677	713	4,266	1,391	-	369	-	2,238
1.60%	4,198	2,158	4,846	5,863	4,651	224	4,683	2,403
1.65%	4,789	2,173	5,485	13,128	19,430	1,418	10,944	3,295
1.70%	81	440	1,561	70	-	20	-	129
1.75%	4,441	682	9,577	630	4,921	241	2,265	1,979
1.80%	1,855	1,158	3,687	1,113	1,520	203	436	2,375
1.85%	216	194	248	245	-	-	-	712
1.90%	-	-	268	103	1,770	-	994	-
1.95%	11	1	-	544	10,383	-	9,309	63
2.00%	-	12	-	127	4,136	-	1,208	83
2.05%	-	-	-	1,385	8,303	371	1,775	406
2.10%	-	-	-	-	14,398	-	4,388	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,086	319	902	1,307	2,752	765	4,668	549
2.25%	-	-	21,972	-	18,306	-	-	-
2.35%	-	-	-	-	619	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	2,909	-	758	-
2.50%	-	-	-	-	1,216	-	-	-
2.60%	-	-	-	-	1,281	-	861	-

	$456,576	$554,493	$571,607	$392,588	$113,927	$162,775	$47,735	$288,236

	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3

0.95%	$39,218	$114,372	$-	$43,087	$22,831	$-	$24,476	$155,338
1.00%	13,124	65,997	-	14,399	10,393	-	12,390	54,014
1.05%	3,121	11,828	-	2,023	1,061	-	1,564	8,794
1.10%	16,859	60,039	-	17,326	13,198	-	7,288	46,335
1.15%	9,568	27,229	-	12,171	3,359	-	5,056	28,255
1.20%	21,845	159,972	-	38,187	14,589	-	12,733	110,977
1.25%	4,141	15,054	7,188	8,908	4,229	325	4,228	11,946
1.30%	3,751	58,562	-	2,875	2,082	-	14,983	25,462
1.35%	4,723	60,887	-	7,120	4,733	-	2,432	22,109
1.40%	7,755	37,526	-	4,391	3,020	-	7,601	19,834
1.45%	895	2,510	-	828	1,161	-	27	951
1.50%	170	5,431	-	720	258	-	639	2,751
1.55%	821	1,340	-	1,003	735	-	53	5,536
1.60%	6,190	8,551	-	2,114	4,085	-	2,448	4,519
1.65%	1,713	23,110	-	2,232	672	-	114	13,186
1.70%	631	780	-	112	-	-	-	1,396
1.75%	998	6,329	-	675	1,281	-	345	6,351
1.80%	409	6,580	-	788	27	-	-	2,884
1.85%	763	1,607	-	208	114	-	127	3,532
1.90%	-	-	-	-	79	-	-	-
1.95%	1,437	781	-	-	58	-	521	7,057
2.00%	-	-	-	-	198	-	-	-
2.05%	896	8	-	-	903	-	-	-
2.10%	129	-	-	-	-	-	-	560
2.15%	-	-	-	-	-	-	-	-
2.20%	12	211	-	17	-	-	-	395
2.25%	646	7,497	3,668	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$139,815	$676,201	$10,856	$159,184	$89,066	$325	$97,025	$532,182

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMFAS	AMSRS	OVGR

0.95%	$13,373	$48,988	$-	$19	$-	$2,819	$31,246	$3,044
1.00%	4,585	19,394	-	-	-	524	13,666	291
1.05%	796	5,718	-	-	-	-	5,625	-
1.10%	2,757	37,507	-	-	-	935	9,811	17,880
1.15%	2,787	21,121	-	-	-	644	2,533	11,278
1.20%	13,331	69,002	-	91	-	1,553	33,293	541
1.25%	1,408	11,501	-	3	-	401	1,467	444
1.30%	2,431	4,140	-	-	-	861	900	334
1.35%	2,814	12,936	-	-	-	1,295	294	126
1.40%	2,869	6,420	-	-	-	1,222	1,011	-
1.45%	627	427	-	-	-	-	56	-
1.50%	485	2,534	-	-	-	1,179	203	-
1.55%	129	451	-	-	-	-	1,603	-
1.60%	7,161	2,154	576	1,062	355	1,177	1,031	-
1.65%	20	4,736	-	-	-	1,105	672	-
1.70%	-	41	-	-	-	-	665	-
1.75%	194	2,994	2,956	3,682	479	923	624	-
1.80%	112	2,295	-	-	-	-	50	-
1.85%	263	48	-	-	-	-	551	-
1.90%	-	55	-	-	-	1,726	161	-
1.95%	624	2,092	-	-	-	605	1,672	-
2.00%	-	194	-	-	-	462	-	-
2.05%	5	292	-	-	-	307	-	-
2.10%	-	4,678	-	-	-	66	143	-
2.15%	-	-	-	-	-	578	-	-
2.20%	-	695	-	-	-	307	12	-
2.25%	-	6,919	-	-	-	-	726	4
2.35%	-	68	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	8	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	43	-	-

	$56,771	$267,400	$3,532	$4,857	$834	$18,740	$108,015	$33,942

	OVGS3	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG

0.95%	$234,913	$130,649	$-	$285,495	$-	$52,011	$-	$176,126
1.00%	58,120	35,198	-	161,958	-	11,702	-	82,910
1.05%	10,928	5,420	-	23,726	-	2,200	-	16,768
1.10%	103,468	79,649	-	120,013	-	17,515	-	88,495
1.15%	54,736	29,564	-	61,975	-	4,127	-	41,210
1.20%	192,129	111,166	-	183,720	-	18,982	-	114,793
1.25%	29,581	17,733	-	36,900	-	2,100	2,148	29,993
1.30%	28,431	13,812	-	30,191	-	1,213	-	12,316
1.35%	37,175	35,219	-	49,800	-	6,459	-	24,986
1.40%	44,587	34,436	-	40,977	-	2,830	-	23,533
1.45%	2,994	1,834	-	7,887	-	89	-	3,027
1.50%	13,854	6,103	4,575	13,347	8,620	185	-	4,758
1.55%	4,596	6,718	-	7,130	-	3,464	-	1,294
1.60%	24,922	12,367	692	7,704	2,097	457	-	4,721
1.65%	17,625	10,927	3,472	16,154	13,715	3,559	-	9,943
1.70%	2,007	607	-	1,495	-	396	-	768
1.75%	11,686	7,312	3,243	9,622	5,527	1,581	-	1,290
1.80%	5,483	8,618	2,284	9,559	924	229	-	3,003
1.85%	1,543	591	-	753	-	410	-	717
1.90%	4,619	905	57	955	1,189	-	-	1,282
1.95%	5,059	4	4,359	69	2,795	14	-	65
2.00%	1,906	2,017	-	245	52	-	-	-
2.05%	10,618	541	1,646	236	1,771	-	-	55
2.10%	2,643	741	2,366	-	4,976	-	-	-
2.15%	1,134	-	1,189	-	-	-	-	-
2.20%	6,744	485	1,914	1,156	1,343	-	-	970
2.25%	-	-	-	4,309	-	-	-	4
2.35%	-	-	1,096	-	618	-	-	-
2.40%	-	14	-	-	-	-	-	-
2.45%	954	-	76	-	-	-	-	-
2.50%	326	-	-	-	-	-	-	-
2.60%	2,083	-	166	-	841	-	-	-

	$914,864	$552,630	$27,135	$1,075,376	$44,468	$129,523	$2,148	$643,027

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD

0.95%	$13,813	$-	$18,446	$16,795	$107,535	$1,062	$2,961	$65,876
1.00%	2,737	-	5,459	4,371	35,458	42	86	25,894
1.05%	871	-	939	1,833	10,625	-	-	5,680
1.10%	1,452	-	9,027	4,257	30,188	6,332	15,192	24,008
1.15%	1,028	-	3,512	1,491	21,544	3,622	5,718	20,598
1.20%	8,514	-	11,175	17,506	160,419	117	318	21,364
1.25%	668	257	1,308	1,059	9,542	49	336	3,882
1.30%	2,761	-	192	15,807	16,499	478	129	2,529
1.35%	5,486	-	709	2,202	13,265	-	-	4,631
1.40%	1,688	-	2,023	3,258	19,554	-	-	6,330
1.45%	24	-	472	493	271	-	-	175
1.50%	523	6,008	230	177	5,246	-	-	1,715
1.55%	167	-	1,023	824	3,004	-	-	3,940
1.60%	-	3,463	21	-	11,110	-	-	1,583
1.65%	233	22,008	24	310	5,309	-	-	898
1.70%	-	-	325	252	41	-	-	712
1.75%	241	4,596	-	-	2,677	-	-	760
1.80%	-	444	-	-	16,122	-	-	192
1.85%	-	-	321	-	967	-	-	1,741
1.90%	-	823	-	-	53	-	-	-
1.95%	-	8,070	1,291	292	626	-	-	4,254
2.00%	-	86	-	-	-	-	-	-
2.05%	4	1,031	-	-	14	-	-	-
2.10%	-	7,284	153	-	-	-	-	407
2.15%	-	-	-	-	-	-	-	-
2.20%	692	2,047	-	-	3,183	-	-	27
2.25%	-	204	-	-	6,155	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	294	-	-	-	-	-	-
2.50%	-	951	-	-	-	-	-	-
2.60%	-	879	-	-	-	-	-	-

	$40,902	$58,445	$56,650	$70,927	$479,407	$11,702	$24,740	$197,196

	PVGIB	ACEG2	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$981	$-	$62	$65	$-	$1,169	$161
1.00%	-	8	-	-	-	-	-	-
1.05%	-	963	-	-	-	-	-	-
1.10%	-	543	-	67	69	-	957	2,342
1.15%	-	776	-	310	-	-	271	366
1.20%	-	2,176	-	-	-	-	-	20
1.25%	159	157	-	-	-	-	310	64
1.30%	-	-	-	109	-	-	98	-
1.35%	-	88	-	-	106	-	33	-
1.40%	-	189	-	39	-	-	917	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	5,196	22,722	-	-	1,671	-	-
1.55%	-	113	-	-	579	-	15	-
1.60%	-	621	4,700	-	-	470	-	-
1.65%	-	2,790	18,558	-	-	714	-	-
1.70%	-	-	-	-	-	-	459	-
1.75%	-	1,920	7,521	-	-	514	-	-
1.80%	-	949	2,356	-	-	26	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	92	2,778	-	-	773	-	-
1.95%	-	5,423	16,305	-	-	2,174	-	-
2.00%	-	1,110	1,369	-	-	-	-	-
2.05%	-	3,084	4,103	-	-	1,958	-	-
2.10%	-	2,077	12,536	-	-	1,585	-	-
2.15%	-	2,338	3,522	-	-	-	-	-
2.20%	-	3,835	6,588	-	-	386	-	-
2.25%	-	219	-	-	-	-	-	-
2.35%	-	277	390	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	36	44	-	-	1,357	-	-
2.50%	-	-	225	-	-	160	-	-
2.60%	-	353	2,577	-	-	-	-	-

	$159	$36,314	$106,294	$587	$819	$11,788	$4,229	$2,953

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	IVRE	VYDS	ROCMC	RVARS	SBLD	SBLJ	SBLN	SBLO

0.95%	$261	$2,727	$154	$106	$-	$-	$34	$365
1.00%	3	6,896	15	155	-	-	-	21
1.05%	-	409	-	-	-	-	-	-
1.10%	2,066	11,425	4,672	282	1,177	1,263	1,968	2,063
1.15%	1,615	1,365	3,541	-	921	206	507	642
1.20%	6	7,675	63	333	84	-	37	675
1.25%	70	1,671	40	-	-	107	69	-
1.30%	22	2,932	-	33	8	64	168	-
1.35%	-	300	-	419	-	-	-	-
1.40%	-	1,006	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	619	-	-	-	-	-	-
1.55%	-	535	-	22	-	-	-	-
1.60%	-	2,461	-	-	-	-	-	-
1.65%	-	191	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$4,043	$40,212	$8,485	$1,350	$2,190	$1,640	$2,783	$3,766

	SBLP	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWHAS	VWEM

0.95%	$328	$274	$1,333	$-	$-	$140,953	$12,606	$91,468
1.00%	12	16	29	-	-	55,856	5,979	37,029
1.05%	-	-	-	-	-	4,760	1,101	9,331
1.10%	3,241	5,676	13,522	1,606	251	35,656	5,100	27,277
1.15%	473	4,000	9,702	1	2	20,252	1,820	12,601
1.20%	-	300	817	-	-	46,824	8,015	77,667
1.25%	1	19	310	-	100	10,171	1,697	5,863
1.30%	181	314	186	-	-	9,028	418	18,343
1.35%	-	-	-	-	-	22,706	1,011	14,398
1.40%	-	-	-	-	-	13,320	776	5,623
1.45%	-	-	-	-	-	466	290	1,477
1.50%	-	-	-	-	-	1,586	811	6,142
1.55%	-	-	-	-	-	6,560	16	3,037
1.60%	-	-	-	-	-	4,272	717	1,437
1.65%	-	-	-	-	-	2,716	267	2,130
1.70%	-	-	-	-	-	538	-	474
1.75%	-	-	-	-	-	3,985	90	1,862
1.80%	-	-	-	-	-	522	-	1,391
1.85%	-	-	-	-	-	300	49	992
1.90%	-	-	-	-	-	142	119	3
1.95%	-	-	-	-	-	2,199	-	2,864
2.00%	-	-	-	-	-	100	-	-
2.05%	-	-	-	-	-	1,755	112	351
2.10%	-	-	-	-	-	1,262	-	285
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	512	183	981
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	26	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	270	-	-

	$4,236	$10,599	$25,899	$1,607	$353	$386,737	$41,177	$323,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP

0.95%	$93,549	$498,179	$160,591	$259,888	$362,187	$55,164	$16,917	$14,681
1.00%	42,543	43,810	3,662	13,217	13,173	2,042	657	386
1.05%	8,512	10,955	1,503	2,739	3,324	91	21	-
1.10%	24,896	591,360	171,033	314,197	440,461	60,240	27,104	9,261
1.15%	13,693	285,670	95,388	129,871	191,561	29,883	12,606	3,652
1.20%	59,493	122,871	6,389	8,515	13,855	1,677	1,472	698
1.25%	6,532	42,000	7,980	21,282	21,401	3,509	1,871	656
1.30%	12,262	19,395	1,703	3,895	3,130	356	17	23
1.35%	13,321	43,294	6,944	7,852	16,645	4,235	792	31
1.40%	14,979	110,940	31,991	53,057	49,118	5,799	1,575	835
1.45%	501	37,233	10,911	16,426	23,863	3,985	1,065	557
1.50%	2,203	17,854	1,999	16,120	14,381	858	95	2,451
1.55%	1,678	59,080	15,644	21,299	33,352	5,472	4,760	1,264
1.60%	2,851	39,559	10,819	27,009	25,460	5,963	1,350	-
1.65%	1,932	18,378	5,412	10,188	11,766	1,130	169	208
1.70%	37	2,411	520	1,672	621	324	27	332
1.75%	2,084	3,160	1,160	2,045	1,227	-	-	-
1.80%	2,928	4,601	1,577	2,524	3,740	645	1,050	-
1.85%	652	5,371	2,181	2,789	4,810	126	89	-
1.90%	10	33	25	212	128	-	-	-
1.95%	108	4,592	678	1,185	735	-	-	-
2.00%	-	2,774	766	3,977	2,178	235	-	-
2.05%	1,586	422	1	7	1	5	88	-
2.10%	53	92	47	61	81	-	331	-
2.15%	-	-	96	514	-	-	-	-
2.20%	207	747	-	-	-	-	-	-
2.25%	155	2,257	123	2,743	1,048	42	1	39
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	174	-	-	-	-	-	-	-

	$306,939	$1,967,038	$539,143	$923,284	$1,238,246	$181,781	$72,057	$35,074

	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG

0.95%	$44,363	$358,615	$286,283	$96,345	$39,874	$11,228	$14,239	$47,074
1.00%	623	11,532	19,714	2,050	386	608	99	1,313
1.05%	227	1,432	2,228	1,400	57	-	182	458
1.10%	60,754	400,914	340,578	117,150	44,143	26,875	18,633	62,046
1.15%	20,658	184,633	135,635	45,261	22,310	6,005	7,696	25,801
1.20%	3,070	15,650	18,870	5,330	2,079	17	1,641	5,509
1.25%	3,585	18,684	19,982	4,303	2,127	337	952	3,863
1.30%	288	4,196	1,608	65	58	242	208	756
1.35%	1,861	18,113	9,648	3,103	1,639	1,054	1,304	2,019
1.40%	10,221	54,628	40,768	14,831	4,622	4,854	1,715	8,192
1.45%	2,854	28,786	13,696	4,919	760	1,285	231	3,039
1.50%	2,331	15,271	10,828	3,928	3,104	42	89	2,948
1.55%	8,892	32,012	29,905	10,943	6,002	4,660	639	5,292
1.60%	3,712	26,737	25,065	5,119	1,551	993	663	3,655
1.65%	804	18,123	3,318	1,744	769	-	16	1,963
1.70%	431	1,651	1,655	613	231	-	37	722
1.75%	-	1,623	76	-	21	-	-	26
1.80%	1,073	3,326	2,012	726	499	-	-	604
1.85%	923	4,059	3,018	1,394	116	-	430	807
1.90%	5	133	9	19	-	-	-	4
1.95%	99	618	6,099	666	72	377	36	50
2.00%	237	1,075	2,224	1,284	91	300	-	414
2.05%	1	-	9	1	1	-	-	1
2.10%	45	44	569	-	-	-	-	-
2.15%	-	127	-	-	-	-	-	-
2.20%	-	-	27	-	-	-	-	-
2.25%	938	1,803	636	4,152	22	-	-	851
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$167,995	$1,203,785	$974,460	$325,346	$130,534	$58,877	$48,810	$177,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG

0.95%	$65,701	$23,116	$236,490	$170,357	$17,537	$126,116	$-	$16,892
1.00%	2,751	1,085	3,987	2,761	1,431	761	-	10,268
1.05%	2,249	32	1,182	847	41	889	-	2,687
1.10%	50,168	34,977	302,901	194,938	30,877	181,579	-	5,015
1.15%	30,325	10,734	111,162	83,235	10,994	96,567	-	7,017
1.20%	1,192	1,856	13,134	9,125	1,038	5,782	337	22,376
1.25%	2,952	1,357	9,101	9,968	1,820	7,428	-	3,179
1.30%	1,219	241	2,201	613	206	362	-	2,008
1.35%	2,998	3,779	15,563	10,199	2,411	7,395	-	4,075
1.40%	5,174	2,040	39,713	25,072	3,874	28,746	-	1,926
1.45%	2,273	133	7,956	4,253	1,112	13,872	-	105
1.50%	1,034	170	5,415	4,928	308	10,152	-	297
1.55%	4,237	4,139	27,439	16,340	2,309	11,547	-	747
1.60%	5,370	1,313	16,390	7,898	1,558	17,294	514	495
1.65%	856	692	3,778	3,224	524	7,980	-	9,293
1.70%	133	-	200	396	156	1,054	-	297
1.75%	-	-	536	91	-	543	2,903	2
1.80%	5,590	214	3,706	3,103	46	1,920	-	497
1.85%	-	112	3,895	3,656	234	2,600	-	83
1.90%	43	-	-	10	-	47	-	111
1.95%	191	60	372	383	-	769	-	74
2.00%	221	-	1,197	533	-	1,089	-	-
2.05%	-	-	3	1	1	2	-	1,301
2.10%	-	-	89	45	-	64	-	-
2.15%	-	-	82	-	-	95	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	1,783	200	127	1,018	32	1,026	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$186,460	$86,250	$806,619	$552,994	$76,509	$525,679	$3,754	$88,745

	BBCMAG

0.95%	$318
1.00%	-
1.05%	-
1.10%	238
1.15%	276
1.20%	-
1.25%	121
1.30%	7
1.35%	17
1.40%	72
1.45%	21
1.50%	-
1.55%	-
1.60%	492
1.65%	-
1.70%	216
1.75%	-
1.80%	-
1.85%	-
1.90%	-
1.95%	-
2.00%	-
2.05%	-
2.10%	-
2.15%	-
2.20%	-
2.25%	-
2.35%	-
2.40%	-
2.45%	-
2.50%	-
2.60%	-

	$1,778

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $29,240,877 and $35,115,035, respectively, and total transfers from the Account to the fixed account were $100,476,292 and $121,806,985, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

For guaranteed minimum death benefits, the Company contributed $5,243,303 and $9,562,075 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$6,214,271,364	$0	$0	$6,214,271,364

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)	$399,231	$41,244
Variable Insurance Funds - Equity Income VIF (BBGI)	13,969	391,251
Global Allocation V.I. Fund - Class III (MLVGA3)	9,422,867	5,041,384
VIP Small Cap Value Series: Service Class (DWVSVS)	465,943	22,662
Stock Index Fund, Inc. - Initial Shares (DSIF)	13,268,895	49,409,116
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,183,283	5,983,852
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)	1,216	10,537
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	332,708	144,095
VA International Equity Fund (HVIE)	146,967	135,954
VA Situs Fund (HVSIT)	1,507,261	1,206,616
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)	344,699	42,166
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)	431,314	648,202
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,491,501	4,319,097
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	6,155	9,757
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	1,751,635	20,056,128
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	1,033,607	6,243,251
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	5,000,794	20,097,584
Investors Growth Stock Series - Service Class (MIGSC)	16,285	25,217
Mid Cap Growth Series - Service Class (MMCGSC)	23,804	266,754
New Discovery Series - Service Class (MNDSC)	4,052,788	2,479,555
Value Series - Service Class (MVFSC)	4,931,723	7,629,625
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	5,872,471	1,947,698
Core Plus Fixed Income Portfolio - Class I (MSVFI)	4,691,317	5,137,267
Core Plus Fixed Income Portfolio - Class II (MSVF2)	51,526	61,423
Emerging Markets Debt Portfolio - Class I (MSEM)	633,374	1,987,484
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	2,117	13,991
U.S. Real Estate Portfolio - Class I (MSVRE)	48,183	166,286
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,270,801	24,574,708
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	138,962	531,564
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	11,728,346	4,810,194
American Funds NVIT Bond Fund - Class II (GVABD2)	895,892	6,173,416
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	3,356,962	4,645,279
American Funds NVIT Growth Fund - Class II (GVAGR2)	2,576,724	5,720,188
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	3,843,316	1,730,115
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,714,128	5,418,697
Federated NVIT High Income Bond Fund - Class III (HIBF3)	9,006,327	11,940,802
NVIT Emerging Markets Fund - Class I (GEM)	191,006	367,346
NVIT Emerging Markets Fund - Class III (GEM3)	2,103,616	6,101,240
NVIT Emerging Markets Fund - Class VI (GEM6)	49,368	175,550
NVIT International Equity Fund - Class I (GIG)	47,359	1,230,871
NVIT International Equity Fund - Class III (GIG3)	1,053,734	3,811,320
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	1,360	52,196
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	6,050,647	14,832,246
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	3,327,036	3,570,612
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	866,749	416,959

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal Balanced Fund - Class II (NVCRB2)	$2,190,768	$1,646,382
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	999,102	1,096,156
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	2,140,037	2,704,541
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	4,374,708	3,512,846
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,546,021	1,766,787
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,079,753	1,621,371
NVIT Core Bond Fund - Class I (NVCBD1)	2,651,958	5,712,252
NVIT Core Bond Fund - Class II (NVCBD2)	67,121	246,478
NVIT Core Plus Bond Fund - Class II (NVLCP2)	1,436,442	2,307,918
NVIT Nationwide Fund - Class I (TRF)	2,343,184	15,269,512
NVIT Nationwide Fund - Class II (TRF2)	7,137	65,782
NVIT Government Bond Fund - Class I (GBF)	15,939,474	46,700,322
NVIT Government Bond Fund - Class II (GBF2)	427,324	1,224,538
American Century NVIT Growth Fund - Class I (CAF)	824,168	4,677,929
NVIT International Index Fund - Class VIII (GVIX8)	1,042,020	733,129
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	6,414,217	10,447,137
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,373,272	664,860
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	870,326	445,531
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,987,698	13,563,964
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	8,245,160	34,377,041
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4,029,161	15,899,043
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,265,228	13,164,808
NVIT Mid Cap Index Fund - Class I (MCIF)	6,720,697	17,600,293
NVIT Money Market Fund - Class I (SAM)	92,522,970	120,126,351
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	136,170	37,285
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	827,442	7,905,918
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	9	2,167
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	541,440	1,901,206
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	12,328	92,024
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	6,911,518	6,548,193
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	36,538	157,067
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4,834,350	4,918,415
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	256,335	534,248
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	8,982,025	16,311,880
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,058,296	955,748
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	7,424,816	12,432,390
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	7,762,015	8,633,625
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	29,324	104,702
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	4,734,415	18,906,654
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	93,170	250,870
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,523,033	17,235,546
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	73,560	483,055
NVIT Multi-Sector Bond Fund - Class I (MSBF)	4,372,263	14,106,853
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,729,271	4,735,697
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,234,966	70,463,657
NVIT Large Cap Growth Fund - Class II (NVOLG2)	94,749	1,697,516
Templeton NVIT International Value Fund - Class III (NVTIV3)	711,058	2,159,290
Invesco NVIT Comstock Value Fund - Class I (EIF)	6,808,398	5,756,300
NVIT Real Estate Fund - Class I (NVRE1)	10,611,214	16,903,222
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	186,584	26
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	217,160	1,094
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	122,692	471
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	52,127	20,864
NVIT Small Cap Index Fund Class II (NVSIX2)	1,248,899	420,632
NVIT S&P 500 Index Fund Class II (GVEX2)	2,732,969	1,019,187
VPS Growth and Income Portfolio - Class B (ALVGIB)	32,317	453,717
VPS Large Cap Growth Portfolio: Class B (ALVPGB)	26,407	246,688
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	5,080,086	6,070,546
VP Income & Growth Fund - Class I (ACVIG)	2,596,364	10,246,795
VP Income & Growth Fund - Class II (ACVIG2)	35,520	174,760
American Century VP Inflation Protection Fund - Class II (ACVIP2)	6,607,800	25,050,011
VP International Fund - Class I (ACVI)	192,629	145,722
VP International Fund - Class III (ACVI3)	2,209	37,429
VP Mid Cap Value Fund - Class I (ACVMV1)	3,313,478	2,530,087
VP Mid Cap Value Fund - Class II (ACVMV2)	20,769	102,986
VP Ultra(R) Fund - Class I (ACVU1)	83	282
VP Value Fund - Class I (ACVV)	203,859	582,056
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	3,451,532	5,549,842
Appreciation Portfolio - Initial Shares (DCAP)	3,770,022	13,871,983
Appreciation Portfolio - Service Shares (DCAPS)	39,723	285,005
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	1,918	10,663
International Value Portfolio - Initial Shares (DVIV)	1,291	61,031
Managed Tail Risk Fund II: Service Shares (FCA2S)	11,195	106,723
High Income Bond Fund II - Service Shares (FHIBS)	191,431	413,886
Quality Bond Fund II - Primary Shares (FQB)	5,341,007	17,585,097
Quality Bond Fund II - Service Shares (FQBS)	249,775	529,351
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)	23,145	175,464
VIP Contrafund(R) Portfolio - Service Class (FCS)	259,241	1,425,028
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,613,308	4,607,570
VIP Equity-Income Portfolio - Service Class (FEIS)	21,169,280	36,922,000
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	646,388	1,054,617
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	2,276,231	2,740,110
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	8,032	13,848
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	3,356,865	2,413,128
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	5,070	14,272
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,433,437	2,072,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	$11,635	$37,703
VIP Growth Opportunities Portfolio - Service Class (FGOS)	70,865	217,914
VIP Growth Portfolio - Service Class (FGS)	1,933,311	23,712,700
VIP Growth Portfolio - Service Class 2 (FG2)	115,413	356,101
VIP High Income Portfolio - Service Class (FHIS)	2,431,484	7,915,498
VIP High Income Portfolio - Service Class R (FHISR)	33,195,582	44,382,452
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	3,886,406	16,727,115
VIP Mid Cap Portfolio - Service Class (FMCS)	6,406,336	9,996,992
VIP Mid Cap Portfolio - Service Class 2 (FMC2)	922,948	1,357,502
VIP Overseas Portfolio - Service Class (FOS)	361,480	2,542,439
VIP Overseas Portfolio - Service Class 2 R (FO2R)	67,365	625,092
VIP Overseas Portfolio - Service Class R (FOSR)	2,315,124	5,211,495
VIP Value Strategies Portfolio - Service Class (FVSS)	1,566,034	3,612,295
Franklin Income Securities Fund - Class 2 (FTVIS2)	12,520,566	9,861,880
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	105,245	162,630
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	3,442,596	4,653,436
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	1,407,847	5,543,821
Templeton Foreign Securities Fund - Class 2 (TIF2)	1,243	3,176
Templeton Foreign Securities Fund - Class 3 (TIF3)	2,105,801	3,124,718
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	5,106,421	10,497,290
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	3,777,398	818,392
Short Duration Bond Portfolio - I Class Shares (AMTB)	15,803,553	9,555,851
Guardian Portfolio - I Class Shares (AMGP)	12,316	7,951
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	240	30,970
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	2,612	25,310
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	626,149	444,154
Socially Responsive Portfolio - I Class Shares (AMSRS)	2,190,994	1,544,434
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	96,005	331,322
Global Securities Fund/VA - Class 3 (OVGS3)	3,567,991	10,545,846
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,046,433	8,395,074
Global Securities Fund/VA - Service Class (OVGSS)	17,290	254,215
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	9,990,901	24,518,217
Main Street Fund(R)/VA - Service Class (OVGIS)	26,795	472,448
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	10,490,674	15,620,268
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	4,869	52,446
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	11,547,808	20,011,399
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	5,161,672	1,495,636
Global Strategic Income Fund/VA: Service Shares (OVSBS)	339,037	599,384
All Asset Portfolio - Advisor Class (PMVAAD)	4,527,103	2,413,387
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,131,599	3,011,031
Low Duration Portfolio - Advisor Class (PMVLAD)	12,740,712	15,330,700
Real Return Portfolio - Administrative Class (PMVRRA)	174,717	337,135
Total Return Portfolio - Administrative Class (PMVTRA)	442,626	1,621,568
Total Return Portfolio - Advisor Class (PMVTRD)	7,170,858	5,547,481
Putnam VT Growth and Income Fund - Class IB (PVGIB)	392	1,380
VI American Franchise Fund - Series II Shares (ACEG2)	1,308,130	789,647
VI Comstock Fund - Series II Shares (ACC2)	232,995	1,326,610
VI American Franchise Fund - Series I Shares (ACEG)	1,802	4,949
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)	2	24,635
VI Core Equity Fund - Series I Shares (AVGI)	867	21,058
VI Core Equity Fund - Series II Shares (AVCE2)	21,606	136,864
VI Equity and Income Fund - Series I Shares (IVKEI1)	180,530	165,068
VI Global Health Care Fund - Series I Shares (IVHS)	108,926	53,094
VI Global Real Estate Fund - Series I Shares (IVRE)	103,658	207,603
Diversified Stock Fund Class A Shares (VYDS)	23,070	412,938
Micro-Cap Portfolio - Investment Class (ROCMC)	46,392	256,985
Variable Fund - Multi-Hedge Strategies (RVARS)	391,879	160,297
SBL Fund - Series D (World Equity Income Series) (SBLD)	22,835	2,782
SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)	18,060	26,393
Series N (Managed Asset Allocation Series) (SBLN)	92,059	30,126
Series O (All Cap Value Series) (SBLO)	43,632	63,148
Series P (High Yield Series (SBLP)	72,004	284,548
Series Q (Small Cap Value Series) (SBLQ)	145,959	344,284
Series V (Mid Cap Value Series) (SBLV)	139,786	708,513
SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)	88,710	3,190
SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)	4,574	3,486
Health Sciences Portfolio - II (TRHS2)	22,344,447	12,285,396
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)	2,543,406	2,034,383
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	2,598,563	10,107,288
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	936,451	9,473,833
Variable Insurance Portfolios - Asset Strategy (WRASP)	4,633,844	30,282,229
Variable Insurance Portfolios - Balanced (WRBP)	7,347,640	7,312,905
Variable Insurance Portfolios - Bond (WRBDP)	5,751,679	22,532,247
Variable Insurance Portfolios - Core Equity (WRCEP)	10,980,865	18,987,645
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	1,680,610	3,852,797
Variable Insurance Portfolios - Energy (WRENG)	984,495	2,382,908
Variable Insurance Portfolios - Global Bond (WRGBP)	1,875,940	762,140
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	177,816	5,706,721
Variable Insurance Portfolios - Growth (WRGP)	9,005,915	21,994,907
Variable Insurance Portfolios - High Income (WRHIP)	20,109,719	16,397,984
Variable Insurance Portfolios - International Growth (WRIP)	1,444,976	7,143,287
Variable Insurance Portfolios - International Core Equity (WRI2P)	921,439	3,150,508
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)	3,812,796	3,651,512
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	873,765	1,189,691
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	3,858,904	4,870,792
Variable Insurance Portfolios - Money Market (WRMMP)	12,564,490	15,418,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Variable Insurance Portfolios - Real Estate Securities (WRRESP)	$940,725	$2,164,664
Variable Insurance Portfolios - Science and Technology (WRSTP)	5,930,552	15,170,011
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	496,167	11,363,268
Variable Insurance Portfolios - Small Cap Value (WRSCV)	1,426,876	1,771,084
Variable Insurance Portfolios - Value (WRVP)	2,380,950	9,316,993
Advantage VT Opportunity Fund - Class 2 (SVOF)	1,962	39,763
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	6,685,205	5,007,752
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	2,629	454,210

Total	$727,390,206	$1,418,765,660

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2013	0.95% to 1.35%	35,956	$11.28 to $ 11.21	$403,981	0.42%	10.87% to 10.42%
2012	0.95% to 1.25%	2,307	10.18 to 10.16	23,439	0.10%	1.78% to 1.58%	****
Variable Insurance Funds - Equity Income VIF (BBGI)
2013	0.95% to 1.55%	37,098	13.33 to 12.39	483,022	1.12%	16.63% to 15.92%
2012	0.95% to 1.55%	67,944	11.43 to 10.69	759,483	0.99%	13.19% to 12.51%
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.95% to 2.20%	2,928,689	15.50 to 14.61	44,950,725	1.11%	13.33% to 11.90%
2012	0.95% to 2.20%	2,743,720	13.68 to 13.05	37,242,186	1.47%	8.92% to 7.54%
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2013	0.95% to 1.75%	40,006	12.26 to 12.20	489,913	0.00%	22.64% to 21.97%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.95% to 2.25%	15,756,466	21.79 to 11.78	325,787,636	1.83%	30.77% to 29.06%
2012	0.95% to 2.25%	18,017,028	16.66 to 9.13	285,760,237	2.02%	14.64% to 13.13%
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2013	0.95% to 2.05%	2,492,466	17.94 to 10.82	43,320,669	1.27%	33.07% to 31.59%
2012	0.95% to 2.05%	2,809,210	13.48 to 8.22	36,750,060	0.84%	10.91% to 9.67%
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
Socially Responsible Growth Fund Inc - Service Shares (DSRGS)
2013	1.50% to 2.60%	5,273	15.48 to 13.58	79,374	1.08%	31.99% to 30.51%
2012	1.50% to 2.60%	5,926	11.73 to 10.41	67,889	0.54%	10.02% to 8.79%
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2013	0.95% to 1.35%	16,917	11.53 to 11.45	194,340	0.06%	12.49% to 12.03%
2012	0.95% to 1.35%	212	10.25 to 10.22	2,167	0.00%	2.47% to 2.19%	****
VA International Equity Fund (HVIE)
2013	0.95% to 1.20%	10,484	12.43 to 12.33	129,902	1.35%	21.74% to 21.43%
2012	0.95% to 1.20%	9,241	10.21 to 10.16	94,163	1.52%	12.95% to 12.66%
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2013	0.95% to 1.75%	71,516	17.60 to 17.15	1,253,758	0.30%	30.67% to 29.61%
2012	0.95% to 1.60%	49,252	13.47 to 13.28	660,955	0.00%	21.46% to 20.66%
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2013	0.95% to 1.75%	27,191	12.70 to 12.53	344,396	0.69%	27.24% to 26.22%
2012	0.95% to 1.20%	1,240	9.98 to 9.97	12,360	0.00%	-0.18% to -0.35%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2013	0.95% to 2.20%	98,422	13.21 to 12.93	1,293,616	0.24%	35.31% to 33.60%
2012	0.95% to 2.20%	116,100	9.76 to 9.68	1,131,369	0.00%	-2.36% to -3.20%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2013	0.95% to 2.20%	870,361	23.27 to 20.58	19,889,406	1.04%	31.04% to 29.39%
2012	0.95% to 2.20%	865,697	17.76 to 15.91	15,095,036	1.01%	19.23% to 17.72%
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	1.25%	4,117	20.26	83,415	2.06%	18.31%
2012	1.25%	4,547	17.13	77,878	2.53%	11.95%
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24.00%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.95% to 2.25%	6,674,039	14.73 to 12.26	96,052,947	0.59%	29.64% to 27.94%
2012	0.95% to 2.25%	8,117,046	16.58 to 9.58	90,254,217	0.56%	22.68% to 21.07%
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.95% to 2.20%	4,420,916	$7.41 to $ 6.21	$32,082,981	0.00%	34.10% to 32.41%
2012	0.95% to 2.20%	5,219,721	5.53 to 4.69	28,306,341	0.00%	18.01% to 16.52%
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.95% to 2.20%	5,797,336	15.24 to 12.77	86,421,163	3.05%	13.20% to 11.77%
2012	0.95% to 2.20%	7,024,388	13.46 to 11.42	92,636,043	0.75%	12.10% to 10.68%
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
Investors Growth Stock Series - Service Class (MIGSC)
2013	1.25% to 2.25%	10,895	18.15 to 16.32	197,500	0.42%	28.43% to 27.13%
2012	1.25% to 2.25%	12,260	14.13 to 12.84	173,051	0.23%	15.22% to 14.05%
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
Mid Cap Growth Series - Service Class (MMCGSC)
2013	1.50% to 2.60%	91,207	14.33 to 12.57	1,255,615	0.00%	35.16% to 33.65%
2012	1.50% to 2.60%	110,539	10.60 to 9.40	1,128,495	0.00%	14.67% to 13.39%
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
New Discovery Series - Service Class (MNDSC)
2013	0.95% to 2.45%	254,247	14.34 to 19.87	3,970,427	0.00%	39.88% to 37.76%
2012	0.95% to 2.20%	102,754	10.25 to 14.82	1,380,983	0.00%	2.52% to 18.23%	****
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
Value Series - Service Class (MVFSC)
2013	0.95% to 2.60%	2,507,162	15.99 to 17.49	40,457,138	1.00%	34.31% to 32.07%
2012	0.95% to 2.60%	2,700,096	11.90 to 13.25	32,507,119	1.44%	14.78% to 12.86%
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2013	0.95% to 2.60%	907,244	15.22 to 14.31	13,708,791	1.42%	26.42% to 24.32%
2012	0.95% to 2.60%	627,398	12.04 to 11.51	7,513,001	1.42%	14.83% to 12.91%
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.95% to 1.85%	163,990	12.51 to 11.67	2,009,490	3.80%	-1.26% to -2.16%
2012	0.95% to 1.95%	207,420	12.67 to 11.84	2,585,027	4.70%	8.40% to 7.30%
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2013	1.50% to 2.60%	58,862	12.27 to 10.89	693,444	3.46%	-2.07% to -3.17%
2012	1.50% to 2.60%	59,721	12.53 to 11.24	721,725	4.41%	7.55% to 6.35%
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.95% to 2.15%	213,062	28.99 to 28.83	7,231,044	4.01%	-9.62% to -10.71%
2012	0.95% to 2.15%	259,118	32.08 to 32.29	9,825,853	2.85%	16.84% to 15.42%
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2013	1.60% to 1.75%	3,737	14.20 to 13.91	52,021	0.37%	35.29% to 35.08%
2012	1.60% to 1.75%	4,783	10.50 to 10.30	49,287	0.00%	6.95% to 6.78%
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	1.60% to 1.75%	24,549	35.89 to 32.01	855,806	1.19%	0.42% to 0.27%
2012	1.60% to 1.75%	27,707	35.74 to 31.93	953,958	0.86%	13.98% to 13.80%
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.95% to 2.25%	7,014,850	$20.75 to $ 19.51	$144,368,536	1.82%	30.65% to 28.93%
2012	0.95% to 2.25%	8,204,277	15.89 to 15.14	129,473,465	0.94%	13.57% to 12.08%
2011	0.95% to 2.25%	9,880,961	13.99 to 13.50	137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2013	1.50% to 2.60%	135,281	20.04 to 19.02	2,665,192	1.63%	29.70% to 28.25%
2012	1.50% to 2.60%	159,591	15.45 to 14.83	2,435,163	0.77%	12.73% to 11.46%
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.95% to 2.20%	3,225,592	14.56 to 13.21	46,246,667	1.35%	22.11% to 20.57%
2012	0.95% to 2.20%	2,681,096	11.92 to 10.95	31,513,005	1.27%	14.61% to 13.17%
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.95% to 1.85%	1,315,739	11.68 to 10.89	15,176,840	1.59%	-3.50% to -4.38%
2012	0.95% to 1.90%	1,768,019	12.11 to 11.35	21,163,670	2.18%	3.97% to 2.97%
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.95% to 1.95%	1,583,720	15.87 to 14.69	24,775,951	0.38%	27.42% to 26.13%
2012	0.95% to 2.20%	1,659,885	12.46 to 11.45	20,435,727	0.84%	20.92% to 19.40%
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.95% to 2.05%	3,111,350	14.31 to 13.13	43,904,661	0.32%	28.38% to 26.95%
2012	0.95% to 2.05%	3,321,520	11.14 to 10.34	36,582,883	0.22%	16.28% to 14.99%
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.95% to 2.20%	1,473,478	12.69 to 11.66	18,495,773	1.07%	31.71% to 30.04%
2012	0.95% to 2.20%	1,267,595	9.63 to 8.96	12,103,085	1.03%	15.95% to 14.48%
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.95% to 2.20%	1,046,197	22.49 to 16.60	22,597,680	6.10%	6.06% to 4.72%
2012	0.95% to 2.20%	1,281,408	21.21 to 15.85	26,114,165	7.81%	13.47% to 12.03%
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.95% to 2.20%	1,692,213	16.76 to 15.01	27,925,404	6.39%	5.92% to 4.58%
2012	0.95% to 2.20%	1,969,531	15.82 to 14.35	30,763,762	7.77%	13.62% to 12.18%
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.95% to 2.05%	38,605	23.88 to 20.60	906,322	1.15%	-0.21% to -1.32%
2012	0.95% to 2.05%	45,909	23.93 to 20.87	1,081,590	0.49%	16.10% to 14.81%
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.95% to 2.05%	958,212	26.19 to 22.99	24,572,794	1.12%	-0.21% to -1.31%
2012	0.95% to 2.20%	1,117,157	26.24 to 22.92	28,762,555	0.44%	16.12% to 14.65%
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class VI (GEM6)
2013	1.50% to 2.60%	22,478	$19.52 to $ 17.51	$423,707	0.91%	-1.06% to -2.16%
2012	1.50% to 2.60%	28,770	19.73 to 17.90	549,863	0.24%	15.16% to 13.87%
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
NVIT International Equity Fund - Class I (GIG)
2013	0.95% to 2.05%	388,288	14.66 to 12.65	5,598,112	0.51%	16.71% to 15.42%
2012	0.95% to 2.20%	475,976	12.56 to 10.75	5,887,748	0.86%	14.51% to 13.06%
2011	0.95% to 2.20%	523,208	10.97 to 9.51	5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
NVIT International Equity Fund - Class III (GIG3)
2013	0.95% to 2.20%	848,759	23.25 to 20.04	19,360,340	0.52%	16.69% to 15.22%
2012	0.95% to 2.20%	975,577	19.92 to 17.40	19,096,114	0.80%	14.48% to 13.03%
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	1.25%	7,039	9.15	64,384	0.45%	16.09%
2012	1.25%	13,008	7.88	102,496	0.62%	13.78%
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.95% to 2.20%	5,881,810	12.90 to 12.01	75,315,730	0.99%	42.45% to 40.66%
2012	0.95% to 2.20%	6,918,204	9.06 to 8.54	62,260,709	1.39%	15.83% to 14.36%
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2013	0.95% to 1.75%	419,199	14.25 to 13.61	5,930,267	0.77%	37.45% to 36.34%
2012	0.95% to 1.75%	432,385	10.37 to 9.98	4,460,561	1.30%	10.44% to 9.54%
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.95% to 1.75%	262,726	12.70 to 12.13	3,307,973	1.30%	28.25% to 27.21%
2012	0.95% to 1.65%	228,694	9.91 to 9.58	2,250,854	0.91%	15.05% to 14.23%
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.95% to 1.90%	884,824	12.58 to 11.91	11,034,496	1.66%	13.57% to 12.48%
2012	0.95% to 1.90%	860,739	11.08 to 10.59	9,459,005	1.50%	10% to 8.95%
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.95% to 1.80%	523,330	12.77 to 12.16	6,608,536	1.56%	20.09% to 19.06%
2012	0.95% to 1.80%	550,198	10.63 to 10.21	5,798,672	1.28%	12.56% to 11.59%
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.95% to 1.80%	626,630	11.97 to 11.41	7,404,662	1.79%	3.94% to 3.07%
2012	0.95% to 1.80%	684,120	11.51 to 11.06	7,789,099	1.62%	6.48% to 5.56%
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.95% to 1.80%	1,734,862	12.68 to 12.07	21,785,350	1.63%	16.69% to 15.68%
2012	0.95% to 1.80%	1,704,961	10.87 to 10.44	18,383,499	1.39%	11.30% to 10.34%
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.95% to 1.60%	583,495	$12.72 to 12.25	$7,357,270	1.46%	23.10% to 22.29%
2012	0.95% to 1.60%	627,883	10.33 to 10.02	6,443,680	1.13%	13.49% to 12.75%
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.95% to 1.85%	706,326	12.42 to 11.80	8,694,013	1.68%	10.18% to 9.18%
2012	0.95% to 1.85%	771,585	11.28 to 10.81	8,633,970	1.57%	9.00% to 8.00%
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.95% to 1.95%	465,087	12.36 to 11.67	5,694,245	1.94%	-2.84% to -3.82%
2012	0.95% to 1.95%	720,113	12.72 to 12.14	9,086,612	3.11%	6.73% to 5.65%
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
NVIT Core Bond Fund - Class II (NVCBD2)
2013	1.50% to 2.50%	60,013	11.80 to 11.14	690,858	2.07%	-3.60% to -4.58%
2012	1.50% to 2.50%	76,022	12.24 to 11.67	913,159	2.73%	5.87% to 4.79%
2011	1.50% to 2.50%	79,379	11.57 to 11.14	904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.95% to 1.65%	390,927	13.18 to 12.66	5,102,318	1.46%	-2.98% to -3.67%
2012	0.95% to 2.20%	468,113	13.58 to 12.80	6,304,056	2.12%	6.10% to 4.76%
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
NVIT Nationwide Fund - Class I (TRF)
2013	0.95% to 2.20%	6,330,688	18.42 to 11.93	114,704,338	1.31%	29.86% to 28.22%
2012	0.95% to 2.20%	7,146,201	14.19 to 9.31	99,844,793	1.38%	13.13% to 11.70%
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
NVIT Nationwide Fund - Class II (TRF2)
2013	1.50% to 2.60%	31,548	15.48 to 13.58	468,595	1.03%	28.83% to 27.39%
2012	1.50% to 2.60%	35,483	12.02 to 10.66	410,807	1.15%	12.14% to 10.88%
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
NVIT Government Bond Fund - Class I (GBF)
2013	0.95% to 2.25%	8,535,517	18.36 to 14.49	146,192,451	1.82%	-4.97% to -6.21%
2012	0.95% to 2.25%	10,447,542	19.32 to 15.46	188,677,693	2.07%	2.08% to 0.73%
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
NVIT Government Bond Fund - Class II (GBF2)
2013	1.50% to 2.60%	273,240	13.10 to 11.49	3,454,451	1.56%	-5.69% to -6.75%
2012	1.50% to 2.60%	336,649	13.89 to 12.32	4,533,019	1.73%	1.22% to 0.09%
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
American Century NVIT Growth Fund - Class I (CAF)
2013	0.95% to 2.05%	2,583,222	12.64 to 7.58	31,350,253	0.66%	28.51% to 27.08%
2012	0.95% to 2.05%	2,932,172	9.84 to 5.97	27,746,329	0.55%	12.94% to 11.68%
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
NVIT International Index Fund - Class VIII (GVIX8)
2013	0.95% to 1.85%	387,529	10.92 to 10.18	4,197,112	2.79%	19.86% to 18.77%
2012	0.95% to 1.85%	360,461	9.11 to 8.57	3,263,744	2.29%	17.09% to 16.02%
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.95% to 2.60%	2,356,559	$19.50 to $ 15.95	$44,506,142	1.62%	26.04% to 23.94%
2012	0.95% to 2.60%	2,595,098	15.47 to 12.87	38,966,073	1.51%	14.80% to 12.88%
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2013	0.95% to 1.80%	420,303	15.30 to 14.70	6,390,506	1.79%	12.35% 11.38%
2012	0.95% to 1.80%	377,590	13.62 to 13.20	5,119,938	1.82%	8.34% to 7.41%
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2013	0.95% to 1.75%	94,238	17.38 to 16.73	1,626,597	1.96%	18.36% to 17.40%
2012	0.95% to 1.40%	70,337	14.68 to 14.44	1,029,188	1.65%	11.18% to 10.67%
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.95% to 2.60%	2,653,700	14.42 to 11.80	37,164,122	1.58%	3.84% to 2.11%
2012	0.95% to 2.60%	3,409,144	13.89 to 11.56	45,991,163	1.70%	4.17% to 2.43%
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.95% to 2.60%	11,870,761	17.43 to 14.26	200,837,375	1.62%	15.52% to 13.60%
2012	0.95% to 2.60%	13,526,513	15.09 to 12.56	198,495,540	1.57%	9.76% to 7.92%
2011	0.95% to 2.60%	15,869,278	12.27 to 11.63	212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.95% to 2.60%	5,587,916	18.80 to 15.38	101,518,872	1.64%	21.22% to 19.20%
2012	0.95% to 2.60%	6,299,513	15.51 to 12.91	94,676,446	1.54%	12.68% to 10.80%
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.95% to 2.60%	3,709,734	16.18 to 13.24	58,032,917	1.67%	9.45% to 7.62%
2012	0.95% to 2.60%	4,348,864	14.78 to 12.30	62,377,300	1.63%	7.01% to 5.22%
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.95% to 2.20%	2,680,803	38.00 to 27.75	105,294,643	1.09%	31.78% to 30.12%
2012	0.95% to 2.20%	3,063,218	28.84 to 21.33	91,420,368	1.03%	16.35% to 14.88%
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
NVIT Money Market Fund - Class I (SAM)
2013	0.95% to 2.60%	15,167,273	12.36 to 8.96	179,273,814	0.00%	-0.95% to -2.60%
2012	0.95% to 2.60%	17,342,803	12.48 to 9.19	207,045,415	0.00%	0.95% to -2.61%
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2013	0.95% to 1.25%	10,333	18.91 to 18.64	194,118	1.71%	20.21% to 19.85%
2012	1.10% to 1.10%	4,488	15.64 to 15.64	70,192	1.18%	14.58% to 14.58%
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.95% to 2.25%	4,472,594	11.53 to 10.69	51,124,329	1.23%	20.19% to 18.61%
2012	0.95% to 2.25%	5,166,488	9.59 to 9.02	49,202,731	0.57%	14.68% to 13.17%
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	1.25%	179	11.79	2,112	0.12%	15.58%
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.95% to 2.20%	515,192	$18.89 to $ 16.49	$9,518,408	2.21%	20.27% to 18.75%
2012	0.95% to 2.20%	603,932	15.70 to 13.89	9,296,209	0.40%	16.12% to 14.65%
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	1.50% to 2.60%	25,684	12.23 to 10.97	307,543	2.23%	19.28% to 17.95%
2012	1.50% to 2.60%	30,450	10.25 to 9.30	306,774	0.16%	15.19% to 13.90%
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.95% to 2.60%	2,019,933	13.76 to 12.51	27,247,280	0.79%	33.46% to 31.24%
2012	0.95% to 2.60%	2,143,624	10.31 to 9.53	21,714,092	0.47%	15.25% to 13.32%
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	1.50% to 2.60%	35,708	13.16 to 12.35	459,833	0.46%	32.40% to 30.92%
2012	1.50% to 2.60%	47,902	9.94 to 9.43	467,975	0.20%	14.39% to 13.11%
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.95% to 2.25%	644,126	15.26 to 14.53	9,756,439	1.48%	34.15% to 32.39%
2012	0.95% to 2.25%	701,373	11.37 to 10.98	7,935,795	1.35%	16.69% to 15.15%
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.95% to 2.60%	267,804	12.88 to 11.71	3,327,237	1.15%	33.74% to 31.52%
2012	0.95% to 2.60%	307,809	9.63 to 8.91	2,878,555	1.02%	16.47% to 14.53%
2011	0.95% to 2.60%	390,315	8.27 to 7.78	3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.95% to 2.25%	6,491,418	14.66 to 13.61	94,365,577	0.00%	37.63% to 35.82%
2012	0.95% to 2.25%	7,505,685	10.66 to 10.02	79,409,521	0.00%	13.81% to 12.31%
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	1.20% to 2.10%	521,017	14.25 to 13.53	7,388,276	0.00%	36.94% to 35.70%
2012	1.20% to 2.10%	549,050	10.40 to 9.97	5,689,561	0.00%	13.27% to 12.23%
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.95% to 2.20%	4,472,473	15.41 to 14.34	68,139,925	1.16%	34.39% to 32.69%
2012	0.95% to 2.20%	5,061,320	11.46 to 10.80	57,485,284	1.08%	15.24% to 13.78%
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.95% to 2.20%	1,285,895	23.08 to 19.16	28,872,405	0.00%	42.92% to 41.12%
2012	0.95% to 2.20%	1,396,829	16.15 to 13.58	22,006,733	0.00%	12.36% to 10.94%
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2013	1.50% to 2.60%	23,563	15.40 to 13.50	347,438	0.00%	41.79% to 40.21%
2012	1.50% to 2.60%	30,452	10.86 to 9.63	317,793	0.00%	11.39% to 10.15%
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2013	0.95% to 2.40%	2,567,355	$39.13 to $ 26.94	$113,265,857	0.81%	39.07% to 37.03%
2012	0.95% to 2.40%	2,933,718	36.38 to 19.66	93,120,074	0.81%	19.30% to 17.55%
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2013	1.50% to 2.60%	43,328	21.11 to 18.52	881,477	0.61%	37.92% to 36.39%
2012	1.50% to 2.60%	51,758	15.31 to 13.58	765,755	0.51%	18.50% to 17.17%
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2013	0.95% to 2.20%	2,883,522	34.88 to 29.96	108,877,931	0.13%	39.58% to 37.81%
2012	0.95% to 2.20%	3,336,881	24.99 to 21.74	90,428,333	0.15%	14.40% to 12.96%
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2013	1.50% to 2.60%	86,298	22.29 to 19.55	1,848,534	0.13%	38.44% to 36.90%
2012	1.50% to 2.60%	107,261	16.10 to 14.28	1,667,793	0.00%	13.49% to 12.22%
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.95% to 2.60%	2,677,616	19.00 to 14.68	49,520,067	3.22%	-2.06% to -3.70%
2012	0.95% to 2.60%	3,260,113	19.40 to 15.24	61,682,321	2.50%	11.18% to 9.32%
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.95% to 1.65%	788,215	10.85 to 10.42	8,479,754	1.14%	-0.85% to -1.55%
2012	0.95% to 1.65%	782,664	10.94 to 10.58	8,502,399	1.23%	2.54% to 1.81%
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.95% to 2.40%	19,341,164	21.56 to 20.12	414,023,136	0.76%	35.40% to 33.42%
2012	0.95% to 2.40%	22,889,891	15.92 to 15.08	362,380,774	0.68%	17.56% to 15.83%
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2013	1.50% to 2.60%	455,761	20.75 to 19.69	9,330,319	0.52%	34.24% to 32.74%
2012	1.50% to 2.60%	541,918	15.46 to 14.83	8,285,284	0.41%	16.64% to 15.34%
2011	1.50% to 2.60%	708,208	13.25 to 12.86	9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.95% to 1.75%	188,729	16.67 to 16.05	3,119,324	1.77%	18.95% to 17.99%
2012	0.95% to 2.20%	294,124	14.01 to 13.38	4,099,498	2.75%	18.43% to 16.93%
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Invesco NVIT Comstock Value Fund - Class I (EIF)
2013	0.95% to 2.20%	1,734,014	18.78 to 12.42	31,894,766	0.00%	34.35% to 32.66%
2012	0.95% to 2.20%	1,643,914	13.98 to 9.36	22,623,622	1.21%	17.34% to 15.85%
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.95% to 2.60%	7,066,545	11.58 to 10.53	81,041,231	1.43%	2.12% to 0.37%
2012	0.95% to 2.60%	8,144,479	11.34 to 10.49	91,656,539	1.03%	14.68% to 12.77%
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	0.95% to 1.35%	17,065	10.99 to 10.96	187,537	0.04%	9.90% to 9.61%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2013	1.00% to 1.20%	20,964	10.85 to 10.83	227,113	1.91%	8.48% to 8.33%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	1.00% to 1.20%	11,790	$10.77 to $ 10.76	$126,936	2.25%	7.71% to 7.56%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	0.95% to 1.05%	3,087	10.69 to 10.68	32,980	1.79%	6.86% to 6.79%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2013	0.95% to 1.65%	68,726	12.60 to 12.54	865,343	2.18%	25.99% to 25.40%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2013	0.95% to 1.60%	160,648	11.73 to 11.68	1,881,749	2.51%	17.27% to 16.75%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2013	1.50% to 2.60%	74,021	16.95 to 14.87	1,203,601	1.14%	32.57% to 31.10%
2012	1.50% to 2.60%	102,976	12.79 to 11.34	1,263,347	1.35%	15.48% to 14.19%
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2013	1.50% to 2.60%	68,946	16.01 to 14.04	1,067,840	0.00%	34.94% to 33.44%
2012	1.50% to 2.60%	85,005	11.86 to 10.52	979,227	0.03%	14.38% to 13.10%
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2013	0.95% to 2.60%	431,348	15.94 to 22.00	7,621,229	0.42%	36.33% to 34.06%
2012	0.95% to 2.60%	498,580	11.69 to 16.41	6,446,196	0.29%	17.34% to 15.38%
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
VP Income & Growth Fund - Class I (ACVIG)
2013	0.95% to 2.20%	3,010,407	22.41 to 13.32	63,780,641	2.21%	34.53% to 32.84%
2012	0.95% to 2.20%	3,486,389	16.65 to 10.03	54,588,819	2.07%	13.65% to 12.21%
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
VP Income & Growth Fund - Class II (ACVIG2)
2013	1.50% to 2.60%	71,691	17.13 to 15.03	1,168,018	1.97%	33.45% to 31.96%
2012	1.50% to 2.60%	81,372	12.84 to 11.39	999,407	1.82%	12.74% to 11.47%
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.95% to 2.60%	3,014,960	13.96 to 11.67	41,310,100	1.64%	-9.35% to -10.86%
2012	0.95% to 2.60%	4,443,914	15.40 to 13.09	67,281,061	2.41%	6.36% to 4.59%
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
VP International Fund - Class I (ACVI)
2013	0.95% to 1.75%	91,893	20.65 to 14.63	1,869,497	1.64%	21.26% to 20.27%
2012	0.95% to 1.75%	89,644	17.03 to 12.17	1,506,233	0.91%	20.01% to 19.04%
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
VP International Fund - Class III (ACVI3)
2013	1.60% to 1.75%	5,476	17.54 to 17.23	94,478	2.07%	20.45% to 20.27%
2012	1.60% to 1.75%	7,644	14.56 to 14.33	109,611	0.90%	19.22% to 19.04%
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.95% to 2.20%	892,688	17.85 to 16.19	15,722,506	1.22%	28.88% to 27.25%
2012	0.95% to 2.20%	851,917	13.85 to 12.72	11,680,827	1.99%	15.22% to 13.76%
2011	0.95% to 2.20%	958,698	12.02 to 11.18	11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
VP Mid Cap Value Fund - Class II (ACVMV2)
2013	1.25% to 2.25%	23,740	20.76 to 19.01	476,194	1.06%	28.28% to 26.98%
2012	1.25% to 2.25%	28,445	16.18 to 14.97	445,290	1.85%	14.77% to 13.61%
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Ultra(R) Fund - Class I (ACVU1)
2013	1.75%	1,197	$ 15.59	$18,664	0.52%	34.68%
2012	1.75%	1,197	11.58	13,858	0.00%	11.93%
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
VP Value Fund - Class I (ACVV)
2013	0.95% to 1.30%	77,138	28.30 to 28.86	2,239,005	1.64%	30.48% to 30.01%
2012	0.95% to 1.30%	92,264	21.69 to 22.19	2,056,297	1.92%	13.50% to 13.04%
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.95% to 2.25%	1,241,395	25.02 to 21.44	30,398,885	1.10%	39.38% to 37.55%
2012	0.95% to 2.25%	1,365,131	17.95 to 15.59	24,024,025	0.44%	14.64% to 13.13%
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.95% to 2.25%	3,076,919	23.06 to 13.19	66,538,642	1.95%	19.95% to 18.38%
2012	0.95% to 2.25%	3,631,658	19.22 to 11.14	65,335,071	3.66%	9.38% to 7.94%
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
Appreciation Portfolio - Service Shares (DCAPS)
2013	1.50% to 2.60%	72,014	16.58 to 14.54	1,134,640	1.70%	19.01% to 17.68%
2012	1.50% to 2.60%	88,355	13.93 to 12.35	1,180,325	3.20%	8.48% to 7.27%
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2013	0.95% to 1.55%	2,139	17.53 to 16.28	35,684	0.00%	47.14% to 46.25%
2012	0.95% to 1.55%	2,740	11.91 to 11.13	31,378	0.00%	19.42% to 18.69%
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
International Value Portfolio - Initial Shares (DVIV)
2013	0.95% to 1.40%	536	17.82 to 16.86	9,342	2.32%	21.83% to 21.27%
2012	0.95% to 1.40%	4,058	14.62 to 13.90	59,124	3.45%	11.59% to 11.09%
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2013	1.50% to 2.60%	21,807	12.83 to 11.25	266,679	0.80%	14.37% to 13.10%
2012	1.50% to 2.60%	30,241	11.21 to 9.95	325,343	0.26%	8.37% to 7.16%
2011	1.50% to 2.60%	50,099	10.35 to 9.28	496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
High Income Bond Fund II - Service Shares (FHIBS)
2013	1.50% to 2.60%	97,338	21.00 to 18.42	1,951,238	6.86%	5.13% to 3.95%
2012	1.50% to 2.60%	113,545	19.98 to 17.72	2,178,864	7.11%	12.59% to 11.33%
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.95% to 2.25%	4,981,035	18.53 to 15.82	89,634,995	4.37%	0.08% to -1.24%
2012	0.95% to 2.25%	5,823,950	18.52 to 16.02	104,920,544	4.21%	8.68% to 7.25%
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
Quality Bond Fund II - Service Shares (FQBS)
2013	1.50% to 2.60%	259,067	14.56 to 12.77	3,614,276	4.09%	-0.76% to -1.87%
2012	1.50% to 2.60%	284,778	14.67 to 13.01	4,020,956	3.90%	7.80% to 6.59%
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2013	1.50% to 2.60%	34,351	$20.69 to $ 18.15	$679,463	0.65%	28.23% to 26.80%
2012	1.50% to 2.60%	42,219	16.14 to 14.31	656,663	0.33%	25.15% to 23.75%
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2013	0.95% to 1.35%	465,436	31.35 to 29.45	14,229,522	0.97%	29.90% to 29.38%
2012	0.95% to 1.35%	507,700	24.13 to 22.76	11,968,609	1.26%	15.20% to -14.72%
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.95% to 2.05%	1,355,265	12.65 to 11.61	17,002,586	0.67%	22.97% to 21.60%
2012	0.95% to 2.20%	1,612,415	10.29 to 9.45	16,496,248	0.67%	3.74% to 2.42%
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.95% to 2.25%	10,635,351	21.75 to 15.60	228,824,899	2.33%	26.80% to 25.13%
2012	0.95% to 2.25%	12,322,376	17.15 to 12.46	209,206,883	2.88%	16.07% to 14.55%
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2013	1.50% to 2.60%	317,752	16.52 to 14.49	5,053,731	2.19%	25.91% to 24.51%
2012	1.50% to 2.60%	368,868	13.12 to 11.64	4,675,223	2.73%	15.30% to 14.01%
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.95% to 1.95%	760,965	14.18 to 13.12	10,654,276	1.56%	12.32% to 11.18%
2012	0.95% to 1.80%	805,672	12.63 to 11.92	10,064,363	1.67%	10.62% to 9.67%
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2013	1.25% to 2.25%	4,548	15.10 to 13.83	64,626	1.40%	11.78% to 10.65%
2012	1.25% to 2.25%	4,864	13.51 to 12.50	62,155	1.74%	10.19% 9.07%
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2013	0.95% to 1.85%	889,747	14.01 to 13.06	12,324,633	1.81%	14.85% to 13.81%
2012	0.95% to 1.95%	836,539	12.20 to 11.40	10,106,278	2.05%	12.11% to 10.98%
2011	0.95% to 1.95%	763,176	10.88 to 10.27	8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2013	1.25% to 2.25%	9,789	15.60 to 14.28	144,332	1.53%	14.19% to 13.03%
2012	1.25% to 2.25%	10,554	13.66 to 12.64	137,177	1.75%	11.65% to 10.52%
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.95% to 1.80%	582,494	14.18 to 13.27	8,172,824	1.74%	20.34% to 19.31%
2012	0.95% to 1.80%	569,456	11.78 to 11.12	6,650,619	1.97%	14.38% to 13.40%
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2013	1.25% to 2.25%	21,000	16.26 to 14.88	332,291	1.46%	19.89% to 18.68%
2012	1.25% to 2.25%	23,092	13.56 to 12.54	305,870	1.83%	13.74% to 12.58%
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2013	0.95% to 1.30%	73,114	17.09 to 15.69	1,172,662	0.19%	36.50% to 35.99%
2012	0.95% to 1.30%	83,048	12.52 to 11.53	977,697	0.34%	18.34% to 17.86%
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
VIP Growth Portfolio - Service Class (FGS)
2013	0.95% to 2.20%	8,522,611	21.64 to 11.81	174,182,549	0.19%	34.91% to 33.21%
2012	0.95% to 2.20%	9,695,757	16.04 to 8.87	147,152,178	0.47%	13.45% to 12.02%
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Service Class 2 (FG2)
2013	1.50% to 2.60%	174,860	$15.93 to $ 13.97	$2,672,773	0.05%	33.96% to 32.47%
2012	1.50% to 2.60%	189,748	11.89 to 10.55	2,176,630	0.33%	12.68% to 11.42%
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
VIP High Income Portfolio - Service Class (FHIS)
2013	0.95% to 2.20%	2,423,871	15.89 to 12.50	39,104,663	5.44%	4.87% to 3.54%
2012	0.95% to 2.20%	2,889,322	15.15 to 12.07	44,514,658	5.45%	13.11% to 11.68%
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
VIP High Income Portfolio - Service Class R (FHISR)
2013	0.95% to 2.20%	3,786,746	14.31 to 13.15	53,482,489	6.16%	4.92% to 3.59%
2012	0.95% to 2.20%	4,789,971	13.64 to 12.69	64,630,282	6.17%	13.01% to 11.58%
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.95% to 2.20%	3,020,099	14.31 to 12.49	42,470,243	2.06%	-2.82% to -4.05%
2012	0.95% to 2.20%	3,975,975	14.72 to 13.02	57,606,006	2.14%	4.76% to 3.44%
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.95% to 2.20%	2,291,393	16.22 to 14.71	36,702,772	0.39%	34.77% to 33.07%
2012	0.95% to 2.20%	2,847,168	16.07 to 11.06	33,890,768	0.48%	13.66% to 12.22%
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2013	1.50% to 2.60%	185,686	28.81 to 25.27	5,132,066	0.27%	33.83% to 32.34%
2012	1.50% to 2.60%	225,619	21.53 to 19.10	4,685,563	0.38%	12.84% to 11.58%
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
VIP Overseas Portfolio - Service Class (FOS)
2013	0.95% to 2.20%	847,048	19.28 to 13.48	16,317,408	1.25%	29.14% to 27.51%
2012	0.95% to 2.20%	979,779	14.93 to 10.57	14,631,223	1.78%	19.39% to 17.88%
2011	0.95% to 2.20%	1,153,475	12.51 to 8.96	14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2013	1.50% to 2.60%	160,369	17.93 to 15.73	2,767,075	1.13%	28.20% to 26.77%
2012	1.50% to 2.60%	197,646	13.98 to 12.40	2,673,230	1.67%	18.64% to 17.31%
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.95% to 2.20%	1,432,190	19.45 to 16.77	27,301,447	1.28%	29.06% to 27.44%
2012	0.95% to 2.20%	1,616,873	15.07 to 13.16	23,901,516	1.78%	19.52% to 18.01%
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.95% to 2.20%	579,506	22.33 to 19.25	12,648,432	0.79%	29.21% to 27.58%
2012	0.95% to 2.05%	680,153	17.28 to 15.34	11,549,104	0.50%	25.89% to 24.49%
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.95% to 2.20%	3,963,678	15.28 to 13.86	59,562,946	6.38%	12.86% to 11.44%
2012	0.95% to 2.20%	3,981,931	13.54 to 12.44	53,095,603	6.44%	11.58% to 10.17%
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2013	1.25% to 2.25%	43,332	18.78 to 16.11	786,584	1.51%	28.07% to 26.77%
2012	1.25% to 2.25%	47,724	14.66 to 12.71	676,912	1.62%	10.56% to 9.44%
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2013	0.95% to 2.20%	924,905	$16.01 to $ 14.52	$14,759,707	1.28%	34.94% to 33.24%
2012	0.95% to 2.20%	1,017,605	11.86 to 10.90	12,077,628	0.77%	17.26% to 15.78%
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.95% to 2.05%	521,050	11.65 to 10.70	6,009,116	1.69%	-1.91% to -3.00%
2012	0.95% to 2.15%	878,045	17.34 to 10.95	10,359,629	1.46%	12.08% to 10.72%
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2013	1.25%	1,399	19.86	27,781	2.29%	21.43%
2012	1.25%	1,524	16.35	24,909	2.94%	16.75%
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2013	0.95% to 1.95%	698,073	13.54 to 12.53	9,344,201	2.25%	21.81% to 20.58%
2012	0.95% to 2.15%	799,025	11.11 to 10.25	8,809,472	2.93%	17.18% to 15.75%
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.95% to 2.20%	2,377,530	18.19 to 16.50	42,672,358	4.72%	0.67% to -0.60%
2012	0.95% to 2.20%	2,803,406	18.07 to 16.60	50,081,035	6.30%	13.97% to 12.52%
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.95% to 2.05%	478,758	12.73 to 11.95	6,019,658	12.55%	22.59% to 21.23%
2012	0.95% to 1.95%	345,064	10.38 to 9.90	3,546,176	3.07%	14.23% to 13.08%
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.95% to 2.35%	2,364,681	11.10 to 9.54	25,702,062	2.57%	-0.34% to -1.75%
2012	0.95% to 2.35%	1,803,378	11.14 to 9.71	19,676,659	2.89%	3.61% to 2.14%
2011	0.95% to 2.35%	2,113,398	10.75 to 9.50	22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
Guardian Portfolio - I Class Shares (AMGP)
2013	1.60% to 1.75%	12,897	25.21 to 16.89	231,416	0.83%	36.60% to 36.39%
2012	1.60% to 1.75%	13,209	18.45 to 12.39	173,493	0.26%	10.92% to 10.75%
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2013	1.60% to 1.75%	13,643	28.72 to 20.15	295,847	0.00%	30.49% to 30.29%
2012	1.60% to 1.75%	14,902	22.01 to 15.46	248,502	0.00%	10.61% to 10.44%
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	1.60% to 1.75%	2,653	20.10 to 14.94	46,229	1.16%	29.04% to 28.84%
2012	1.60% to 1.75%	4,405	15.57 to 11.59	55,896	0.45%	14.73% to 14.55%
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.95% to 2.60%	124,086	12.80 to 15.50	1,704,978	0.00%	44.45% to 42.05%
2012	0.95% to 2.60%	102,750	8.86 to 10.91	1,014,871	0.00%	7.78% to 5.99%
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.95% to 2.20%	582,312	$19.64 to 17.37	$11,268,503	0.73%	36.30% to 34.58%
2012	0.95% to 2.10%	537,817	14.41 to 13.02	7,663,164	0.23%	9.92% to 8.64%
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2013	0.95% to 1.35%	145,166	21.61 to 22.31	3,322,094	0.99%	28.51% to 27.99%
2012	0.95% to 1.35%	156,559	16.82 to 17.43	2,791,859	0.66%	13.03% to -12.60%
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.95% to 2.60%	2,825,641	30.34 to 25.36	83,835,381	1.38%	26.13% to 24.03%
2012	0.95% to 2.60%	3,103,349	24.05 to 20.45	73,128,193	2.16%	20.07% to 18.07%
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.95% to 2.40%	2,608,469	19.31 to 15.78	49,006,436	1.39%	26.13% to 24.25%
2012	0.95% to 2.40%	3,050,182	22.92 to 12.70	45,550,676	2.16%	20.11% to 18.35%
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
Global Securities Fund/VA - Service Class (OVGSS)
2013	1.50% to 2.60%	73,423	21.24 to 18.63	1,498,522	1.22%	25.09% to 23.69%
2012	1.50% to 2.60%	85,619	16.98 to 15.06	1,402,134	1.90%	19.13% to 17.80%
2011	1.50% to 2.60%	125,525	14.25 to 12.79	1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.95% to 2.25%	5,261,993	18.61 to 12.12	101,913,976	1.15%	30.52% to 28.81%
2012	0.95% to 2.25%	6,117,718	14.26 to 9.41	90,848,370	0.98%	15.76% to 14.24%
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
Main Street Fund(R)/VA - Service Class (OVGIS)
2013	1.50% to 2.60%	166,445	16.52 to 14.49	2,676,545	0.86%	29.47% to 28.02%
2012	1.50% to 2.60%	197,383	12.76 to 11.32	2,448,732	0.66%	14.86% to 13.57%
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.95% to 1.85%	693,994	15.87 to 14.80	10,863,061	0.85%	39.68% to 38.41%
2012	0.95% to 1.85%	1,043,075	11.36 to 10.69	11,787,120	0.43%	16.86% to 15.80%
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2013	1.25%	7,696	22.66	174,347	0.67%	38.87%
2012	1.25%	10,227	16.31	166,865	0.33%	16.20%
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2013	0.95% to 2.25%	3,051,357	18.96 to 7.17	62,518,687	0.01%	34.69% to 32.93%
2012	0.95% to 2.25%	3,506,895	14.08 to 5.39	53,390,563	0.00%	15.34% to 13.82%
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.08% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.95% to 2.20%	466,186	10.05 to 9.90	4,676,428	5.83%	-1.08% to -2.33%
2012	0.95% to 1.75%	125,636	10.16 to 10.15	1,276,369	0.00%	1.62% to 1.47%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2013	1.50% to 2.60%	178,348	17.55 to 15.39	3,027,647	4.65%	-1.86% to -2.96%
2012	1.50% to 2.60%	199,380	17.88 to 15.86	3,458,755	5.83%	11.45% to 10.20%
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.95% to 1.95%	522,258	$10.56 to $ 10.38	$5,501,980	4.99%	-0.84% to -1.84%
2012	0.95% to 2.10%	345,476	10.65 to 10.57	3,675,070	5.57%	6.50% to 5.67%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.95% to 1.65%	423,279	12.23 to 11.83	5,126,025	1.67%	-7.45% to -8.11%
2012	0.95% to 1.85%	586,111	13.21 to 12.78	7,693,194	5.33%	4.23% to 3.28%
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.95% to 2.20%	3,315,426	11.84 to 11.16	38,898,969	1.37%	-1.18% to -2.43%
2012	0.95% to 2.20%	3,531,011	11.98 to 11.44	42,000,403	1.80%	4.74% to 3.42%
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****
Real Return Portfolio - Administrative Class (PMVRRA)
2013	0.95% to 1.30%	67,335	13.79 to 13.42	917,457	1.62%	-10.08% to -10.40%
2012	0.95% to 1.30%	79,167	15.33 to 14.98	1,201,582	1.05%	-7.73% to -7.31%
2011	0.95% to 1.30%	86,160	14.23 to 13.96	1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
Total Return Portfolio - Administrative Class (PMVTRA)
2013	0.95% to 1.30%	103,230	15.16 to 14.76	1,546,318	2.14%	-2.89% to -3.23%
2012	0.95% to 1.30%	184,087	15.61 to 15.25	2,846,766	2.57%	-8.55% to -8.16%
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.95% to 2.20%	1,666,977	10.55 to 10.20	17,516,266	2.11%	-2.98% to -4.21%
2012	0.95% to 2.20%	1,553,315	10.88 to 10.65	16,852,755	2.46%	8.46% to 7.09%
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	1.25%	808	16.79	13,573	1.67%	33.98%
2012	1.25%	877	12.53	10,993	1.72%	17.64%
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
VI American Franchise Fund - Series II Shares (ACEG2)
2013	0.95% to 2.60%	228,562	13.39 to 14.10	3,279,415	0.22%	38.47% to 36.16%
2012	0.95% to 2.60%	188,672	9.67 to 10.36	2,031,028	0.00%	-3.31% to 10.44%	****
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
VI Comstock Fund - Series II Shares (ACC2)
2013	1.50% to 2.60%	343,323	18.59 to 16.31	6,163,839	1.43%	33.62% to 32.13%
2012	1.50% to 2.60%	412,036	13.92 to 12.34	5,548,327	1.42%	17.14% to 15.83%
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
VI American Franchise Fund - Series I Shares (ACEG)
2013	0.95% to 1.40%	4,408	13.45 to 13.34	59,050	0.44%	38.81% to 38.18%
2012	0.95% to 1.40%	4,630	9.69 to 9.66	44,799	0.00%	-3.13% to -3.43%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
VI Core Equity Fund - Series I Shares (AVGI)
2013	0.95% to 1.55%	3,228	19.49 to 18.10	59,276	1.29%	28.02% to 27.25%
2012	0.95% to 1.55%	4,438	15.22 to 14.23	64,665	0.74%	12.80% to 12.11%
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
VI Core Equity Fund - Series II Shares (AVCE2)
2013	1.50% to 2.50%	42,811	14.90 to 13.78	616,753	1.26%	27.00% to 25.71%
2012	1.50% to 2.50%	51,171	11.73 to 10.96	584,210	0.84%	11.91% to 10.77%
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
VI Equity and Income Fund - Series I Shares (IVKEI1)
2013	0.95% to 1.70%	25,948	12.65 to 12.39	325,654	1.77%	23.99% to 23.06%
2012	0.95% to 1.55%	23,707	10.20 to 10.10	241,404	1.84%	11.50% to 10.83%
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Global Health Care Fund - Series I Shares (IVHS)
2013	0.95% to 1.20%	16,890	$18.88 to $ 18.53	$315,457	0.75%	39.21% to 38.86%
2012	0.95% to 1.25%	13,126	13.57 to 13.30	176,151	0.00%	19.77% to 19.39%
2011	0.95% to 1.25%	7,570	11.33 to 11.14	84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
VI Global Real Estate Fund - Series I Shares (IVRE)
2013	0.95% to 1.30%	23,003	11.96 to 11.65	271,759	3.07%	1.74% to 1.38%
2012	0.95% to 1.30%	32,559	11.76 to 11.49	378,685	0.57%	26.86% to 26.40%
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
Diversified Stock Fund Class A Shares (VYDS)
2013	0.95% to 1.65%	223,117	17.41 to 15.63	3,768,623	0.62%	32.66% to 31.72%
2012	0.95% to 1.65%	248,424	13.13 to 11.87	3,167,471	0.95%	15.17% to 14.36%
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
Micro-Cap Portfolio - Investment Class (ROCMC)
2013	0.95% to 1.25%	50,157	14.28 to 13.95	706,555	0.45%	19.84% to 19.47%
2012	0.95% to 1.25%	67,539	11.91 to 11.68	795,615	0.00%	6.53% to 6.28%
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.95% to 1.35%	23,432	9.93 to 9.91	232,386	0.00%	-0.68% to -0.95%	****
SBL Fund - Series D (World Equity Income Series) (SBLD)
2013	1.10% to 1.30%	19,296	11.69 to 11.51	225,180	0.00%	17.97% to 17.73%
2012	1.10% to 1.30%	17,262	9.91 to 9.78	170,809	0.00%	15.23% to 15.06%
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
SBL Fund - Series J (StylePlus Mid Growth Series) (SBLJ)
2013	1.10% to 1.30%	11,982	13.23 to 13.03	158,422	0.00%	29.08% to 28.82%
2012	1.10% to 1.30%	12,558	10.25 to 10.12	128,481	0.00%	14.53% to 14.35%
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
Series N (Managed Asset Allocation Series) (SBLN)
2013	0.95% to 1.30%	19,651	14.40 to 14.02	279,378	0.00%	13.24% to 12.84%
2012	0.95% to 1.30%	14,756	12.72 to 12.43	185,513	0.00%	12.02% to 11.64%
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
Series O (All Cap Value Series) (SBLO)
2013	0.95% to 1.20%	23,292	15.37 to 15.08	353,805	0.00%	31.95% to 31.61%
2012	0.95% to 1.20%	24,139	11.65 to 11.46	278,378	0.00%	14.44% to 14.14%
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
Series P (High Yield Series) (SBLP)
2013	0.95% to 1.30%	17,128	17.43 to 16.96	294,991	0.00%	6.36% to 5.99%
2012	0.95% to 1.30%	29,664	16.38 to 16.01	481,279	0.00%	13.75% to 13.39%
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
Series Q (Small Cap Value Series) (SBLQ)
2013	0.95% to 1.30%	47,503	20.23 to 19.70	948,789	0.00%	35.49% to 35.02%
2012	0.95% to 1.30%	58,150	14.93 to 14.59	858,607	0.00%	18.30% to 17.95%
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
Series V (Mid Cap Value Series) (SBLV)
2013	0.95% to 1.30%	127,816	17.93 to 17.45	2,262,464	0.00%	32.06% to 31.59%
2012	0.95% to 1.30%	161,868	13.58 to 13.26	2,173,908	0.00%	16.07% to 15.61%
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
SBL Fund - Series X (StylePlus Small Growth Series) (SBLX)
2013	1.10%	15,693	$ 14.47	$227,078	0.00%	39.78%
2012	1.10% to 1.15%	8,905	10.35 to 10.32	92,155	0.00%	10.34% to 10.26%
2011	1.10% to 1.15%	8,735	9.38 to 9.36	81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
SBL Fund - Series Y (StylePlus Large Growth Series) (SBLY)
2013	1.10% to 1.25%	2,998	12.51 to 12.37	37,391	0.00%	26.86% to 26.67%
2012	1.10% to 1.25%	2,881	9.86 to 9.76	28,340	0.00%	9.43% to 9.29%
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
Health Sciences Portfolio - II (TRHS2)
2013	0.95% to 2.60%	1,957,164	22.35 to 21.02	43,531,343	0.00%	49.08% to 46.60%
2012	0.95% to 2.60%	1,447,320	14.99 to 14.34	21,622,699	0.00%	29.75% to 27.59%
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2013	0.95% to 2.20%	418,215	10.56 to 10.34	4,403,224	0.54%	9.25% to 7.87%
2012	0.95% to 2.20%	327,050	9.66 to 9.58	3,156,795	1.06%	-3.37% to -4.19%	****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.95% to 2.20%	703,220	27.98 to 31.91	26,019,673	1.67%	10.96% to 9.56%
2012	0.95% to 2.20%	905,469	25.22 to 29.13	30,746,409	0.00%	28.57% to 26.95%
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.95% to 2.60%	656,630	32.26 to 34.36	25,424,540	0.77%	9.48% to 7.66%
2012	0.95% to 2.60%	900,815	29.47 to 31.92	32,107,037	0.77%	2.40% to 0.69%
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.95% to 2.25%	5,765,187	32.34 to 26.69	182,232,052	1.30%	23.94% to 22.32%
2012	0.95% to 2.25%	6,695,505	26.09 to 21.82	170,977,693	1.16%	18.04% to 16.49%
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
Variable Insurance Portfolios - Balanced (WRBP)
2013	0.95% to 2.25%	2,598,391	20.07 to 16.63	51,059,224	1.46%	22.52% to 20.92%
2012	0.95% to 2.25%	2,832,072	16.38 to 13.76	45,485,972	1.50%	10.68% to 9.23%
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
Variable Insurance Portfolios - Bond (WRBDP)
2013	0.95% to 2.25%	4,392,785	16.24 to 13.26	69,801,032	3.56%	-3.02% to -4.29%
2012	0.95% to 2.25%	5,653,755	16.74 to 13.85	92,655,701	3.12%	4.77% to 3.39%
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
Variable Insurance Portfolios - Core Equity (WRCEP)
2013	0.95% to 2.25%	6,849,960	17.71 to 14.96	118,818,034	0.55%	32.24% to 30.51%
2012	0.95% to 2.25%	7,924,937	13.39 to 11.46	104,114,930	0.59%	17.47% to 15.93%
2011	0.95% to 2.25%	9,558,169	11.40 to 9.89	107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2013	0.95% to 2.25%	932,175	18.81 to 16.56	17,272,541	1.62%	28.38% to 26.70%
2012	0.95% to 2.25%	1,093,997	14.65 to 13.07	15,813,876	1.10%	12.10% to 10.63%
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Energy (WRENG)
2013	0.95% to 2.25%	469,042	$14.24 to $ 12.86	$6,583,998	0.00%	26.54% to 24.88%
2012	0.95% to 2.25%	580,041	11.25 to 10.30	6,448,904	0.00%	0.41% to -0.91%
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
Variable Insurance Portfolios - Global Bond (WRGBP)
2013	0.95% to 2.25%	368,482	10.49 to 10.13	3,851,854	0.00%	0.78% to -0.54%
2012	0.95% to 2.25%	258,003	10.41 to 10.19	2,680,726	3.42%	5.40% to 4.01%
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2013	0.95% to 2.25%	965,476	13.86 to 12.37	13,170,383	0.00%	6.78% to 5.38%
2012	0.95% to 2.25%	1,371,424	12.98 to 11.74	17,549,749	0.00%	0.91% to -0.41%
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
Variable Insurance Portfolios - Growth (WRGP)
2013	0.95% to 2.25%	7,313,103	16.14 to 13.93	115,513,677	0.43%	35.16% to 33.39%
2012	0.95% to 2.25%	8,850,476	11.94 to 10.45	103,583,897	0.06%	11.67% to 10.20%
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
Variable Insurance Portfolios - High Income (WRHIP)
2013	0.95% to 2.25%	3,444,773	26.69 to 22.29	90,092,893	4.89%	9.45% to 8.01%
2012	0.95% to 2.25%	3,437,628	24.38 to 20.63	82,139,540	6.30%	17.51% to 15.97%
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
Variable Insurance Portfolios - International Growth (WRIP)
2013	0.95% to 2.25%	1,937,503	15.26 to 12.71	28,929,728	0.91%	18.09% to 16.54%
2012	0.95% to 2.25%	2,396,608	12.93 to 10.91	30,361,361	1.97%	16.93% to 15.39%
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
Variable Insurance Portfolios - International Core Equity (WRI2P)
2013	0.95% to 2.05%	641,781	19.09 to 17.14	12,068,034	1.67%	23.73% to 22.35%
2012	0.95% to 2.25%	780,139	15.43 to 13.76	11,877,621	2.39%	12.25% to 10.77%
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
Variable Insurance Portfolios - Limited-Term Bond (WRLTBP)
2013	0.95% to 2.00%	515,731	10.24 to 9.95	5,251,273	0.00%	-1.48% to -2.53%
2012	0.95% to 2.00%	494,224	10.39 to 10.21	5,120,924	4.09%	2.39% to 1.30%
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2013	0.95% to 1.95%	214,062	25.13 to 22.79	5,302,156	0.00%	55.79% to 54.22%
2012	0.95% to 1.85%	237,238	16.13 to 14.91	3,779,957	0.00%	10.78% to 9.77%
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2013	0.95% to 2.25%	734,887	23.23 to 20.74	16,818,109	0.00%	28.70% to 27.02%
2012	0.95% to 2.25%	799,639	18.05 to 16.33	14,247,875	0.00%	12.48% to 11.00%
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
Variable Insurance Portfolios - Money Market (WRMMP)
2013	0.95% to 2.25%	1,555,209	10.87 to 9.12	16,597,987	0.02%	-0.93% to -2.23%
2012	0.95% to 2.25%	1,805,265	10.98 to 9.33	19,441,214	0.02%	-0.93% to -2.24%
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2013	0.95% to 2.25%	393,521	17.49 to 15.44	6,779,587	1.15%	0.17% to -1.15%
2012	0.95% to 2.25%	462,722	17.46 to 15.62	7,968,210	0.73%	16.60% to 15.06%
2011	0.95% to 2.25%	565,907	14.97 to 13.57	8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Science and Technology (WRSTP)
2013	0.95% to 2.25%	3,080,205	$27.65 to $ 25.31	$83,423,314	0.00%	54.90% to 52.87%
2012	0.95% to 2.25%	3,672,810	17.85 to 16.55	64,303,289	0.00%	26.61% to 24.95%
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2013	0.95% to 2.25%	2,683,021	20.30 to 17.74	53,369,884	0.00%	42.00% to 40.14%
2012	0.95% to 2.25%	3,296,538	14.30 to 12.66	46,267,768	0.00%	4.16% to 2.79%
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2013	0.95% to 2.25%	359,957	20.10 to 17.69	7,117,138	0.85%	32.26% to 30.53%
2012	0.95% to 2.05%	400,259	15.19 to 13.79	5,996,555	0.46%	17.50% to 16.20%
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
Variable Insurance Portfolios - Value (WRVP)
2013	0.95% to 2.25%	2,370,208	20.90 to 17.68	48,380,049	0.80%	34.05% to 32.29%
2012	0.95% to 2.25%	2,815,525	15.59 to 13.36	42,943,614	1.34%	17.75% to 16.20%
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	1.60% to 1.75%	11,012	18.24 to 17.86	197,425	0.27%	28.59% to 28.39%
2012	1.60% to 1.75%	12,979	14.18 to 13.91	181,078	0.10%	13.67% to 13.50%
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.95% to 2.05%	373,905	24.75 to 23.49	9,169,342	0.00%	48.80% to 47.15%
2012	0.95% to 2.05%	300,349	16.63 to 15.96	4,949,232	0.00%	6.84% to 5.65%
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95% to 2.20%	2,777,451	20.42 to 18.06	55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	$10.01 to $ 11.18	$1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Sterling Capital Strategic Allocation Equity VIF (obsolete) (BBCMAG)
2012	0.95% to 1.70%	37,711	11.96 to 10.99	435,345	0.86%	12.33% to 11.48%
2011	0.95% to 1.70%	50,679	10.65 to 9.86	517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
NVIT Worldwide Leaders Fund - Class III (obsolete)(GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	1.25%	475	13.54	6,437	0.83%	21.02%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.60% to 22.52%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	$10.13 to $ 9.58	$201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%

2013	Reserves for annuity contracts in payout phase:			78,089,833
2013	Contract owners equity:			$6,214,279,257
2012	Reserves for annuity contracts in payout phase:			73,557,624
2012	Contract owners equity:			$5,859,299,538
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.